UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
 (Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.3%
	Automobiles & Components - 1.8%
1,730	Ford Motor Co. ●	$25,797
707	Harley-Davidson, Inc.	30,036
363	Johnson Controls, Inc.	15,073
		70,906
	Banks - 4.0%
727	BB&T Corp.	19,942
1,831	Fifth Third Bankcorp	25,412
5,195	Mitsubishi UFJ Financial Group, Inc.	23,938
299	PNC Financial Services Group, Inc.	18,804
962	US Bancorp	25,412
1,524	Wells Fargo & Co.	48,325
		161,833
	Capital Goods - 5.6%
403	3M Co.	37,699
264	European Aeronautic Defence and Space Co. N.V.	7,693
1,418	General Electric Co.	28,437
695	Ingersoll-Rand plc	33,585
252	Lockheed Martin Corp.	20,285
903	Masco Corp.	12,575
816	PACCAR, Inc.	42,718
265	Rockwell Collins, Inc.	17,193
1,027	Textron, Inc.	28,119
		228,304
	Consumer Durables & Apparel - 0.6%
540	Newell Rubbermaid, Inc.	10,336
180	Stanley Black & Decker, Inc.	13,811
		24,147
	Consumer Services - 0.5%
359	DeVry, Inc.	19,792

	Diversified Financials - 6.1%
1,870	Bank of America Corp.	24,920
73	BlackRock, Inc.	14,573
1,679	Citigroup, Inc. ●	7,423
202	Goldman Sachs Group, Inc.	31,963
1,038	Invesco Ltd.	26,521
1,569	JP Morgan Chase & Co.	72,317
712	SEI Investments Co.	16,991
202	T. Rowe Price Group, Inc.	13,410
105	UBS AG	1,886
1,947	UBS AG ADR	35,143
		245,147
	Energy - 8.1%
390	Anadarko Petroleum Corp.	31,924
226	Baker Hughes, Inc.	16,603
233	BG Group plc	5,796
514	Chesapeake Energy Corp.	17,233
461	Chevron Corp.	49,547
1,281	Exxon Mobil Corp.	107,754
447	OAO Gazprom Class S ADR	14,454
321	Occidental Petroleum Corp.	33,531
882	Statoilhydro ASA ADR	24,378
295	Suncor Energy, Inc.	13,231
274	Ultra Petroleum Corp. ●	13,504
		327,955
	Food & Staples Retailing - 1.2%
974	CVS/Caremark Corp.	33,438
494	Sysco Corp.	13,692
		47,130
	Food, Beverage & Tobacco - 3.0%
820	General Mills, Inc.	29,960
1,206	Kraft Foods, Inc.	37,808
800	PepsiCo, Inc.	51,528
		119,296
	Health Care Equipment & Services - 3.0%
1,945	Boston Scientific Corp. ●	13,986
399	HCA Holdings, Inc. ●	13,497
994	Medtronic, Inc.	39,098
196	St. Jude Medical, Inc.	10,021
736	UnitedHealth Group, Inc.	33,245
244	Zimmer Holdings, Inc. ●	14,794
		124,641
	Household & Personal Products - 0.6%
397	Procter & Gamble Co.	24,431

	Insurance - 2.0%
234	ACE Ltd.	15,117
4,208	Ageas	11,964
1,213	Genworth Financial, Inc. ●	16,330
747	Marsh & McLennan Cos., Inc.	22,253
612	Unum Group	16,060
		81,724
	Materials - 2.6%
268	Airgas, Inc.	17,794
109	CF Industries Holdings, Inc.	14,910
242	Dow Chemical Co.	9,147
510	Monsanto Co.	36,831
361	Nucor Corp.	16,632
152	Potash Corp. of Saskatchewan, Inc.	8,963
		104,277
	Media - 1.5%
2,487	Comcast Corp. Class A	61,471

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
402	Agilent Technologies, Inc. ●	17,988
568	Amgen, Inc. ●	30,365
542	Celgene Corp. ●	31,198
1,320	Daiichi Sankyo Co., Ltd.	25,478
302	Life Technologies Corp. ●	15,805
1,235	Merck & Co., Inc.	40,761
3,341	Pfizer, Inc.	67,854
88	Roche Holding AG	12,596
1,090	Shionogi & Co., Ltd.	18,601
832	UCB S.A.	31,570
426	Vertex Pharmaceuticals, Inc. ●	20,399
		312,615
	Retailing - 3.4%
11,241	Buck Holdings L.P. ⌂●†	25,791
523	Kohl's Corp.	27,729
1,982	Lowe's Co., Inc.	52,395
478	Nordstrom, Inc.	21,457
716	Staples, Inc.	13,897
		141,269

1

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.3% - (continued)
	Semiconductors & Semiconductor Equipment - 1.3%
279	Broadcom Corp. Class A	$10,979
1,025	Maxim Integrated Products, Inc.	26,237
466	Xilinx, Inc.	15,282
		52,498
	Software & Services - 6.6%
683	Accenture plc	37,528
781	Automatic Data Processing, Inc.	40,073
503	Check Point Software Technologies Ltd.
	ADR ●	25,673
768	eBay, Inc. ●	23,836
88	Google, Inc. ●	51,469
464	Lender Processing Services	14,943
977	Microsoft Corp.	24,784
2,493	Western Union Co.	51,769
		270,075
	Technology Hardware & Equipment - 5.7%
191	Apple, Inc. ●	66,415
3,105	Cisco Systems, Inc.	53,249
1,257	EMC Corp. ●	33,376
1,185	Hewlett-Packard Co.	48,545
611	Qualcomm, Inc.	33,479
		235,064
	Telecommunication Services - 0.7%
1,029	Vodafone Group plc ADR	29,578

	Transportation - 2.0%
314	Con-way, Inc.	12,320
147	FedEx Corp.	13,745
390	Kansas City Southern ●	21,247
456	United Parcel Service, Inc. Class B	33,890
		81,202
	Utilities - 0.4%
267	NextEra Energy, Inc.	14,712

	Total common stocks
	(cost $2,320,136)	$2,778,067

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
108	S&P 500 Depositary Receipt	$14,284

	Total exchange traded funds
	(cost $14,094)	$14,284

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Finance and Insurance - 0.7%
	Bear Stearns Commercial Mortgage
	Securities, Inc.
$351	5.61%, 11/15/2033	$352
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	13,439
	Commercial Mortgage Asset Trust
27	6.64%, 01/17/2032	27
	CS First Boston Mortgage Securities Corp.
450	3.94%, 05/15/2038	465
	Goldman Sachs Mortgage Securities Corp. II
110	3.02%, 03/06/2020 ■Δ	110
	Harley-Davidson Motorcycle Trust
4,907	5.21%, 10/18/2012	4,989
	Marriott Vacation Club Owner Trust
554	5.36%, 10/20/2028 ■	574
	New Century Home Equity Loan Trust
8	0.54%, 03/25/2035 Δ	7
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	593
	USAA Automotive Owner Trust
8,115	4.50%, 10/15/2013	8,259
		28,815
	Total asset & commercial mortgage backed
	securities
	(cost $26,967)	$28,815

CORPORATE BONDS: INVESTMENT GRADE - 12.1%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,994	5.98%, 04/19/2022	$4,093
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,920
3,037	6.15%, 08/01/2022	3,296
		10,309
	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
575	5.75%, 04/15/2020	608
	Comcast Corp.
8,000	5.90%, 03/15/2016	8,899
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,330
	News America Holdings, Inc.
1,275	5.65%, 08/15/2020	1,388
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,326
	Virgin Media Secured Finance plc
1,255	5.25%, 01/15/2021 ■	1,259
		20,810
	Beverage and Tobacco Product Manufacturing - 0.2%
	Anheuser-Busch InBev N.V.
4,200	7.75%, 01/15/2019	5,167
	Cia Brasileira de Bebidas
300	10.50%, 12/15/2011	320
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	667
	Diageo Capital plc
430	5.20%, 01/30/2013	461
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	300
		6,915
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	687

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,000

2

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.1% - (continued)
	Computer and Electronic Product Manufacturing - 0.1% -
	(continued)
	Thermo Fisher Scientific, Inc.
$845	3.20%, 05/01/2015	$865
		3,865
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,378

	Finance and Insurance - 6.7%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	777
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,074
	ANZ National Ltd.
1,360	2.38%, 12/21/2012 ■	1,378
	Bank of America Corp.
200	7.38%, 05/15/2014	226
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,162
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	6,001
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	2,966
	Brandywine Operating Partnership
3,210	6.00%, 04/01/2016	3,405
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,506
	Citibank NA
26,000	1.88%, 06/04/2012	26,431
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	8,403
2,700	6.13%, 05/15/2018	2,945
1,700	6.88%, 03/05/2038	1,868
520	8.13%, 07/15/2039	652
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	3,968
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,743
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,817
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,179
5,000	5.88%, 01/14/2038	4,936
	Goldman Sachs Group, Inc.
20,000	1.63%, 07/15/2011	20,081
6,000	5.63%, 01/15/2017	6,323
2,750	6.00%, 05/01/2014	3,020
1,700	6.15%, 04/01/2018	1,843
2,590	6.25%, 02/01/2041	2,579
	Health Care Properties
4,230	6.00%, 01/30/2017	4,567
	HSBC Holdings plc
240	0.50%, 10/06/2016 Δ	237
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	6,922
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,601
2,000	4.95%, 03/25/2020	2,033
10,375	5.13%, 09/15/2014	11,136
	Kimco Realty Corp.
4,380	5.78%, 03/15/2016	4,815
	Liberty Mutual Group, Inc.
6,050	5.75%, 03/15/2014 ■	6,351
	Liberty Property L.P.
1,725	6.63%, 10/01/2017	1,946
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,710
1,000	6.40%, 08/28/2017	1,090
6,000	6.88%, 04/25/2018	6,664
	Morgan Stanley
13,000	5.38%, 10/15/2015	13,810
250	5.63%, 09/23/2019	255
	National City Corp.
4,250	6.88%, 05/15/2019	4,852
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	7,112
	Nordea Bank Ab
1,790	3.70%, 11/13/2014 ■	1,853
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,564
	Rabobank Nederland N.V. NY
3,900	3.20%, 03/11/2015 ■	3,968
	Realty Income Corp.
2,830	6.75%, 08/15/2019	3,229
	Republic New York Capital I
500	7.75%, 11/15/2026	510
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,702
	Simon Property Group L.P.
4,565	6.10%, 05/01/2016	5,159
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,417
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	7,249
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,109
	UBS AG Stamford
235	5.88%, 12/20/2017	257
	UnitedHealth Group, Inc.
1,891	5.50%, 11/15/2012	2,024
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,695
2,000	5.75%, 06/15/2017	2,215
	WEA Finance LLC
2,850	7.13%, 04/15/2018 ■	3,305
		270,640
	Food Manufacturing - 0.3%
	Kellogg Co.
3,900	4.00%, 12/15/2020	3,817
430	4.25%, 03/06/2013	453
325	5.13%, 12/03/2012	347

3

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.1% - (continued)
	Food Manufacturing - 0.3% - (continued)
	Kraft Foods, Inc.
$3,800	4.13%, 02/09/2016	$3,942
285	5.38%, 02/10/2020	301
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	3,989
		12,849
	Health Care and Social Assistance - 0.5%
	CVS Corp.
7,725	6.13%, 08/15/2016	8,701
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,133
	McKesson Corp
475	3.25%, 03/01/2016	479
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,237
	Schering-Plough Corp.
9,000	5.30%, 12/01/2013	9,915
		22,465
	Information - 0.7%
	AT&T, Inc.
2,300	2.50%, 08/15/2015	2,283
2,510	6.80%, 05/15/2036	2,684
	BellSouth Telecommunications
650	7.00%, 12/01/2095	662
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	434
	Fiserv, Inc.
3,510	6.13%, 11/20/2012	3,769
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,396
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,222
	Oracle Corp.
2,850	6.13%, 07/08/2039	3,044
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,120
	Telecom Italia Capital
2,900	7.00%, 06/04/2018	3,154
	Verizon Communications, Inc.
240	4.35%, 02/15/2013	253
	Verizon New England, Inc.
375	6.50%, 09/15/2011	385
		28,406
	Machinery Manufacturing - 0.2%
	Xerox Corp.
6,000	8.25%, 05/15/2014	7,014

	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	10,665

	Petroleum and Coal Products Manufacturing - 0.4%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,547
	EnCana Corp.
305	5.90%, 12/01/2017	342
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	459
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,288
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	6,606
		15,242
	Pipeline Transportation - 0.1%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,390

	Primary Metal Manufacturing - 0.0%
	ArcelorMittal
1,571	6.75%, 03/01/2041	1,540

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
440	4.63%, 06/01/2013	467
9,000	5.45%, 12/15/2014	9,933
	ERAC USA Finance Co.
2,921	2.25%, 01/10/2014 ■	2,914
		13,314
	Retail Trade - 0.2%
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,547
	Staples, Inc.
2,525	9.75%, 01/15/2014	3,031
		6,578
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.3%
	Procter & Gamble Co.
10,339	9.36%, 01/01/2021	13,476

	Utilities - 0.8%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,119
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	310
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	8,951
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,333
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,580
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	8,145
	Wisconsin Electirc Power Co.
1,960	4.25%, 12/15/2019	2,024
		33,462
	Total corporate bonds: investment grade
	(cost $460,992)	$491,005

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.6%
	Finance and Insurance - 0.6%
	Capital One Capital IV
$1,625	6.75%, 02/17/2037	$1,631
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	3,902

4

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 0.6% -
(continued)
	Finance and Insurance - 0.6% - (continued)
	Postal Square L.P.
$14,885	8.95%, 06/15/2022	$19,107
	Southern Capital Corp.
58	5.70%, 06/30/2022 ■	57
		24,697
	Total corporate bonds: non-investment grade
	(cost $21,921)	$24,697

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.4%
	Chicago Metropolitan Water Reclamation
	Dist,
$685	5.72%, 12/01/2038	$676
	Illinois State GO,
60	5.37%, 03/01/2017	60
1,075	5.67%, 03/01/2018	1,073
860	5.88%, 03/01/2019	859
	Los Angeles USD,
4,300	5.75%, 07/01/2034	4,037
	Oregon School Boards Association, Taxable
	Pension,
10,000	4.76%, 06/30/2028	8,951
		15,656
	Health Care/Services - 0.0%
	University of California,
1,935	6.58%, 05/15/2049	1,907

	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, System Fac Rev,
2,170	5.96%, 11/01/2039	2,291
	University of California,
1,960	5.77%, 05/15/2043	1,884
		4,175
	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales
	Tax Rev,
2,200	6.00%, 12/01/2044	2,269
	Massachusetts School Building Auth,
2,500	5.72%, 08/15/2039	2,532
		4,801
	Transportation - 0.3%
	Bay Area Toll Auth,
3,100	6.26%, 04/01/2049	3,116
	Illinois State Toll Highway Auth, Taxable
	Rev,
1,875	6.18%, 01/01/2034	1,802
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,398
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,015
570	6.04%, 12/01/2029	583
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	3,377
		11,291
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
2,870	2.61%, 03/15/2014	2,922

	Total municipal bonds
	(cost $41,994)	$40,752

U.S. GOVERNMENT AGENCIES - 1.3%
	Federal Home Loan Mortgage Corporation - 0.9%
$190	2.45%, 04/01/2029 Δ	$194
36,000	4.00%, 04/15/2040 ☼	35,347
		35,541
	Federal National Mortgage Association - 0.2%
525	2.75%, 02/05/2014	546
892	4.78%, 02/01/2014	949
1,431	4.97%, 12/01/2013 Δ	1,524
313	5.00%, 02/01/2019 - 04/01/2019	335
26	6.50%, 11/01/2013	28
3	7.00%, 02/01/2029	4
		3,386
	Government National Mortgage Association - 0.2%
4,826	6.00%, 06/15/2024 - 06/15/2035	5,341
1,524	6.50%, 03/15/2026 - 02/15/2035	1,725
6,288	7.00%, 11/15/2031 - 11/15/2033	7,258
297	7.50%, 09/16/2035	332
1,070	8.00%, 09/15/2026 - 02/15/2031	1,222
76	9.00%, 06/20/2016 - 06/15/2022	82
		15,960
	Total U.S. government agencies
	(cost $52,923)	$54,887

U.S. GOVERNMENT SECURITIES - 13.1%
	Other Direct Federal Obligations - 3.2%
	Federal Financing Corporation - 0.4%
$6,500	5.24%, 12/06/2013 ○	$6,232
11,117	5.25%, 12/27/2013 ○	10,644
		16,876
	Tennessee Valley Authority - 2.8%
54,300	4.38%, 06/15/2015	59,323
50,000	6.00%, 03/15/2013	54,889
		114,212
		131,088
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Bonds - 2.6%
22,000	4.38%, 02/15/2038	21,639
28,353	4.38%, 11/15/2039 - 05/15/2040	27,736
1,100	4.50%, 05/15/2038 □	1,103
100	5.38%, 02/15/2031	114
18,000	6.00%, 02/15/2026	21,915
25,650	6.25%, 08/15/2023	31,854
		104,361

5

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 13.1% - (continued)
	U.S. Treasury Securities - 9.9% - (continued)
	U.S. Treasury Notes - 7.3%
$22,600	0.63%, 12/31/2012		$22,581
18,000	1.13%, 12/15/2012		18,142
106,000	1.25%, 10/31/2015		102,282
40,900	1.38%, 05/15/2012 - 01/15/2013		41,363
23,000	2.75%, 02/15/2019		22,473
75	3.13%, 04/30/2013		79
38,090	3.50%, 05/15/2020		38,605
25,000	3.88%, 05/15/2018 ‡		26,582
13,000	4.25%, 08/15/2013		14,004
9,950	4.75%, 05/31/2012 ‡		10,453
			296,564
			400,925
	Total U.S. government securities
	(cost $519,440)		$532,013

	Total long-term investments
	(cost $3,458,467)		$3,964,520

SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $9,284,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $9,469)
$9,284	0.14%, 3/31/2011		$9,284
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $56,255, collateralized by
	FHLB 0.16%, 2011, FHLMC 3.20%,
	2020, value of $57,380)
56,255	0.14%, 3/31/2011		56,255
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $59,297,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of 60,482)
59,296	0.15%, 3/31/2011		59,296
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $253, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of
	$ 259 )
253	0.10%, 3/31/2011		253
			125,088
	Total short-term investments
	(cost $125,088)		$125,088

	Total investments
	(cost $3,583,555) ▲	100.5%	$4,089,608
	Other assets and liabilities	(0.5)%	(21,218)
	Total net assets	100.0%	$4,068,390

6

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.8% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $3,632,747 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$555,143
Unrealized Depreciation	(98,282)
Net Unrealized Appreciation	$456,861

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $25,791, which represents 0.63% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $66,083, which represents 1.62% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at March 31, 2011 was $35,196.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	371	Short	06/21/2011	$44,161	$44,105	$(56)

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	11,241	Buck Holdings L.P.	$8,617

The aggregate value of these securities at March 31, 2011, was $25,791, which represents 0.63% of total net assets.

GO	—	General Obligations
PA	—	Port Authority
USD	—	United School District

7

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	BNP Paribas Securities	Buy	$21,159	$20,604	09/02/2011	$555
Japanese Yen	Citibank	Sell	24,837	25,421	10/21/2011	584
Japanese Yen	Goldman Sachs	Buy	24,838	24,184	09/02/2011	654
Japanese Yen	Goldman Sachs	Sell	25,851	26,457	10/21/2011	606
Japanese Yen	Goldman Sachs	Sell	45,998	45,499	09/02/2011	(499)
						$1,900

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$28,815	$–	$28,808	$7
Common Stocks ‡	2,778,067	2,612,754	139,522	25,791
Corporate Bonds: Investment Grade	491,005	–	483,616	7,389
Corporate Bonds: Non-Investment Grade	24,697	–	24,640	57
Exchange Traded Funds	14,284	14,284	–	–
Municipal Bonds	40,752	–	40,752	–
U.S. Government Agencies	54,887	–	54,887	–
U.S. Government Securities	532,013	–	532,013	–
Short-Term Investments	125,088	–	125,088	–
Total	$4,089,608	$2,627,038	$1,429,326	$33,244
Foreign Currency Contracts *	2,399	–	2,399	–
Total	$2,399	$–	$2,399	$–
Liabilities:
Foreign Currency Contracts *	499	–	499	–
Futures *	56	56	–	–
Total	$555	$56	$499	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$7	$—	$—	*	$—	$—	$—	$—	$—	$7
Common Stocks	25,248	—	543	†	—	—	—	—	—	25,791
Corporate Bonds	7,681	—	(166	)‡	—	—	(69)	—	—	7,446
Total	$32,936	$—	$377		$—	$—	$(69)	$—	$—	$33,244

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 rounds to zero.
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $543.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $(166).

8

American Funds Asset Allocation HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,846	American Funds Insurance Series - Asset
	Allocation Fund Class 1		$65,725

	Total investment companies
	(cost $53,369)		$65,725

	Total investments
	(cost $53,369) ▲	100.0%	$65,725
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$65,716

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $55,127 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,598
Unrealized Depreciation	—
Net Unrealized Appreciation	$10,598

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$65,725
Total	$65,725

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,542	American Funds Insurance Series - Blue
	Chip Income and Growth Fund Class 1		$34,002

	Total investment companies
	(cost $25,523)		$34,002

	Total investments
	(cost $25,523) ▲	100.0%	$34,002
	Other assets and liabilities	–%	(6)
	Total net assets	100.0%	$33,996

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $26,540 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,462
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,462

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$34,002
Total	$34,002

1

American Funds Bond HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
19,334	American Funds Insurance Series - Bond
	Fund Class 1		$207,452

	Total investment companies
	(cost $195,732)		$207,452

	Total investments
	(cost $195,732) ▲	100.0%	$207,452
	Other assets and liabilities	–%	(33)
	Total net assets	100.0%	$207,419

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $196,658 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,794
Unrealized Depreciation	—
Net Unrealized Appreciation	$10,794

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$207,452
Total	$207,452

American Funds Global Bond HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,194	American Funds Insurance Series - Global
	Bond Fund Class 1		$38,293

	Total investment companies
	(cost $34,921)		$38,293

	Total investments
	(cost $34,921) ▲	100.0%	$38,293
	Other assets and liabilities	–%	(8)
	Total net assets	100.0%	$38,285

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $35,281 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,012
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,012

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$38,293
Total	$38,293

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
8,942	American Funds Insurance Series - Global
	Growth and Income Fund Class 1		$92,013

	Total investment companies
	(cost $68,790)		$92,013

	Total investments
	(cost $68,790) ▲	100.0%	$92,013
	Other assets and liabilities	–%	(14)
	Total net assets	100.0%	$91,999

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $70,641 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,372
Unrealized Depreciation	—
Net Unrealized Appreciation	$21,372

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$92,013
Total	$92,013

American Funds Global Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,607	American Funds Insurance Series - Global
	Growth Fund Class 1		$36,407

	Total investment companies
	(cost $27,309)		$36,407

	Total investments
	(cost $27,309) ▲	100.0%	$36,407
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$36,400

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $28,866 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,541
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,541

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$36,407
Total	$36,407

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,325	American Funds Insurance Series - Global
	Small Capitalization Fund Class 1		$72,774

	Total investment companies
	(cost $47,196)		$72,774

	Total investments
	(cost $47,196) ▲	100.0%	$72,774
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$72,762

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $49,609 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,165
Unrealized Depreciation	—
Net Unrealized Appreciation	$23,165

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$72,774
Total	$72,774

American Funds Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,310	American Funds Insurance Series - Growth
	Fund Class 1		$369,062

	Total investment companies
	(cost $250,144)		$369,062

	Total investments
	(cost $250,144) ▲	100.0%	$369,062
	Other assets and liabilities	–%	(54)
	Total net assets	100.0%	$369,008

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $259,026 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$110,036
Unrealized Depreciation	—
Net Unrealized Appreciation	$110,036

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$369,062
Total	$369,062

4

American Funds Growth-Income HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,267	American Funds Insurance Series -
	Growth-Income Fund Class 1		$189,181

	Total investment companies
	(cost $145,242)		$189,181

	Total investments
	(cost $145,242) ▲	100.0%	$189,181
	Other assets and liabilities	–%	(30)
	Total net assets	100.0%	$189,151

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $148,635 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,546
Unrealized Depreciation	—
Net Unrealized Appreciation	$40,546

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$189,181
Total	$189,181

American Funds International HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
13,200	American Funds Insurance Series -
	International Fund Class 1		$245,262

	Total investment companies
	(cost $192,266)		$245,262

	Total investments
	(cost $192,266) ▲	100.0%	$245,262
	Other assets and liabilities	–%	(39)
	Total net assets	100.0%	$245,223

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $197,404 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,858
Unrealized Depreciation	—
Net Unrealized Appreciation	$47,858

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$245,262
Total	$245,262

5

American Funds New World HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,992	American Funds Insurance Series - New
	World Fund Class 1		$70,673

	Total investment companies
	(cost $50,777)		$70,673

	Total investments
	(cost $50,777) ▲	100.0%	$70,673
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$70,661

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $52,855 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,818
Unrealized Depreciation	—
Net Unrealized Appreciation	$17,818

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$70,673
Total	$70,673

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 4.8%
193	Daimler AG	$13,564
791	Dana Holding Corp. ●	13,761
257	Fiat S.p.A.	2,327
19,381	Ford Motor Co. ●	288,971
307	General Motors Co. ●	9,533
285	Gentex Corp.	8,615
63	Hyundai Motor Co., Ltd.	18,666
697	Johnson Controls, Inc.	28,983
2,290	Modine Manufacturing Co. ●	36,962
214	Peugeot S.A.	8,458
713	Stoneridge, Inc. ●	10,429
1,192	TRW Automotive Holdings Corp. ●	65,654
260	Yamaha Motor Co., Ltd.	4,535
		510,458
	Banks - 5.3%
2,002	Banco Santander Brasil S.A.	24,539
5,213	Barclays Bank plc	23,406
606	BB&T Corp.	16,622
467	Itau Unibanco Banco Multiplo S.A. ADR	11,233
1,152	MGIC Investment Corp. ●	10,238
25,157	Mitsubishi UFJ Financial Group, Inc.	115,915
230	PNC Financial Services Group, Inc.	14,494
2,779	Radian Group, Inc.	18,926
2,225	Standard Chartered plc	57,705
714	State Bank of India	44,263
6,899	Wells Fargo & Co.	218,705
		556,046
	Capital Goods - 9.8%
153	3M Co.	14,348
86	ABB Ltd. ADR	2,082
502	Assa Abloy Ab	14,413
1,240	BAE Systems plc	6,464
355	Barnes Group, Inc.	7,405
59	Boeing Co.	4,347
121	Caterpillar, Inc.	13,456
8,074	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	20,697
80	Dover Corp.	5,237
50	Fanuc Ltd.	7,588
3,245	Fiat Industrial S.p.A. ●	46,588
81	Flowserve Corp.	10,381
76	FLSmidth & Co. A/S	6,439
122	Fluor Corp.	9,016
204	Foster Wheeler AG ●	7,686
406	General Dynamics Corp.	31,064
9,351	General Electric Co.	187,482
117	Goodrich Corp.	10,037
1,122	Honeywell International, Inc.	66,978
85	Huntington Ingalls Industries, Inc. ●	3,514
82	Illinois Tool Works, Inc.	4,426
330	Ingersoll-Rand plc	15,933
8,560	Itochu Corp.	89,582
64	Joy Global, Inc.	6,331
132	Kone Oyj Class B	7,618
121	L-3 Communications Holdings, Inc.	9,496
107	Lockheed Martin Corp.	8,573
932	Meritor, Inc. ●	15,820
115	Moog, Inc. Class A ●	5,295
602	Navistar International Corp. ●	41,713
493	Northrop Grumman Corp.	30,929
237	PACCAR, Inc.	12,412
89	Parker-Hannifin Corp.	8,467
289	Pentair, Inc.	10,926
191	Precision Castparts Corp.	28,134
1,668	Raytheon Co.	84,846
967	Safran S.A.	34,183
1,448	Sany Heavy Equipment international
	Holdings Co., Ltd.	2,381
65	Schneider Electric S.A.	11,169
1,397	Tata Motors Ltd.	39,131
590	Vallourec	66,125
629	Volvo Ab Class B	11,054
43	W.W. Grainger, Inc.	5,852
132	WESCO International, Inc. ●	8,269
		1,033,887
	Commercial & Professional Services - 0.2%
433	Capital Group plc	5,163
222	Edenred ●	6,704
102	Manpower, Inc.	6,401
		18,268
	Consumer Durables & Apparel - 1.2%
789	Anta Sports Products Ltd.	1,225
921	Brunswick Corp.	23,411
176	Burberry Group plc	3,311
58	CIE Financiere Richemont S.A.	3,370
219	Coach, Inc.	11,384
467	Hanesbrands, Inc. ●	12,632
36	Lululemon Athletica, Inc. ●	3,218
21	LVMH Moet Hennessy Louis Vuitton S.A.	3,403
990	Mattel, Inc.	24,670
112	Pandora A/S ●	5,695
2,215	PDG Realty S.A.	12,316
104	Sodastream International Ltd. ●	4,537
188	Tempur-Pedic International, Inc. ●	9,519
109	Under Armour, Inc. Class A ●	7,397
2,910	Xtep International Holdings Ltd.	1,973
		128,061
	Consumer Services - 1.4%
176	Apollo Group, Inc. Class A ●	7,335
165	Carnival Corp.	6,326
347	Coinstar, Inc. ●	15,936
388	Compass Group plc	3,491
106	Ctrip.com International Ltd. ADR ●	4,394
210	DeVry, Inc.	11,553
1,621	Educomp Solutions Ltd.	15,246
220	ITT Educational Services, Inc. ●	15,867
100	New Oriental Education & Technology
	Group, Inc. ADR ●	10,053
391	Starbucks Corp.	14,435
165	Strayer Education, Inc.	21,506
1,532	Thomas Cook Group plc	4,184
50	Weight Watchers International, Inc.	3,484
2,524	Wynn Macau Ltd.	7,043
		140,853
	Diversified Financials - 7.1%
328	Ameriprise Financial, Inc.	20,044

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Diversified Financials - 7.1% - (continued)
3,874	Bank of America Corp.	$51,639
182	Bank of New York Mellon Corp.	5,423
411	BlackRock, Inc.	82,655
235	Cetip S.A. - Balcao Organizado	3,831
498	Credit Suisse Group AG	21,127
749	Goldman Sachs Group, Inc.	118,688
141	Hong Kong Exchanges & Clearing Ltd.	3,064
3,818	ING Groep N.V.	48,463
273	Invesco Ltd.	6,986
6,053	JP Morgan Chase & Co.	279,039
316	Justice Holdings Ltd. ●	5,008
1,817	Nomura Holdings, Inc.	9,391
346	Oaktree Capital ■●	14,532
290	Promise Co., Ltd.	2,036
75	Solar Cayman Ltd. ⌂●†	36
196	TD Ameritrade Holding Corp.	4,094
2,308	UBS AG	41,528
1,970	UBS AG ADR	35,566
		753,150
	Energy - 11.9%
340	Alpha Natural Resources, Inc. ●	20,185
448	Anadarko Petroleum Corp.	36,685
95	Apache Corp.	12,498
70	Baker Hughes, Inc.	5,169
1,006	BG Group plc	24,984
161	Bourbon S.A.	7,597
2,270	BP plc ADR	100,218
112	Cabot Oil & Gas Corp.	5,916
136	Cameron International Corp. ●	7,781
1,391	Canadian Natural Resources Ltd. ADR	68,778
3,885	Chesapeake Energy Corp.	130,219
143	Chevron Corp.	15,343
27	China Petroleum & Chemical Corp. ADR	2,693
6,611	China Shenhua Energy Co., Ltd.	31,114
838	Cobalt International Energy ●	14,094
1,374	Consol Energy, Inc.	73,665
63	Diamond Offshore Drilling, Inc.	4,924
1,396	ENSCO International plc	80,771
170	EOG Resources, Inc.	20,182
880	Exxon Mobil Corp.	74,042
428	Frontline Ltd.	10,614
122	Hornbeck Offshore Services, Inc. ●	3,757
1,238	Imperial Oil Ltd.	63,225
3	Inpex Corp.	20,934
1,959	Karoon Gas Australia Ltd. ●	14,512
146	Lukoil ADR	10,460
89	Massey Energy Co.	6,088
313	Noble Corp.	14,270
1,546	OAO Gazprom Class S ADR	50,036
112	Occidental Petroleum Corp.	11,753
114	Overseas Shipholding Group, Inc.	3,678
307	Peabody Energy Corp.	22,113
9,220	PetroChina Co., Ltd.	14,026
2,897	Petroleo Brasileiro S.A. ADR	117,125
294	Reliance Industries Ltd. GDR ■	13,848
139	Royal Dutch Shell plc ADR	10,116
618	Southwestern Energy Co. ●	26,542
510	Statoilhydro ASA ADR	14,096
620	Suncor Energy, Inc.	27,807
28	Technip S.A.	2,944
78	TGS Nopec Geophysical Co. ASA	2,096
451	Tsakos Energy Navigation Ltd.	4,947
550	Ultra Petroleum Corp. ●	27,096
99	Valero Energy Corp.	2,958
382	Venoco, Inc. ●	6,529
167	Whiting Petroleum Corp. ●	12,229
111	Woodside Petroleum Ltd.	5,397
		1,256,054
	Food & Staples Retailing - 2.3%
4,388	CVS/Caremark Corp.	150,595
24,070	Olam International Ltd.	53,444
1,004	Sysco Corp.	27,811
97	Whole Foods Market, Inc.	6,359
		238,209
	Food, Beverage & Tobacco - 3.0%
657	Anheuser-Busch InBev N.V.	37,451
348	Archer Daniels Midland Co.	12,529
6,715	China Agri-Industries Holdings	7,522
33	GrainCorp Ltd.	262
567	Green Mountain Coffee Roasters, Inc. ●	36,646
672	Grupo Modelo S.A.B.	4,042
353	Imperial Tobacco Group plc	10,891
2	Japan Tobacco, Inc.	5,951
3,690	Kraft Foods, Inc.	115,728
617	Maple Leaf Foods, Inc.	7,847
389	Molson Coors Brewing Co.	18,249
580	PepsiCo, Inc.	37,340
147	Philip Morris International, Inc.	9,638
179	Sanderson Farms, Inc.	8,202
86	Zhongpin, Inc. ●	1,307
		313,605
	Health Care Equipment & Services - 4.1%
142	Aetna, Inc.	5,296
125	Amerisource Bergen Corp.	4,949
302	Cardinal Health, Inc.	12,441
3,356	CareView Communications, Inc. ●	6,209
441	CIGNA Corp.	19,547
1,131	Covidien plc	58,741
146	Edwards Lifesciences Corp. ●	12,742
211	Express Scripts, Inc. ●	11,734
113	Gen-Probe, Inc. ●	7,471
605	Hologic, Inc. ●	13,429
9	Intuitive Surgical, Inc. ●	3,119
52	Laboratory Corp. of America Holdings ●	4,824
1,070	Medtronic, Inc.	42,122
165	St. Jude Medical, Inc.	8,448
151	SXC Health Solutions Corp. ●	8,253
4,561	UnitedHealth Group, Inc.	206,149
98	Wellpoint, Inc.	6,854
		432,328
	Household & Personal Products - 0.4%
92	Beiersdorf AG	5,611
347	Colgate-Palmolive Co.	28,050
14	Reckitt Benckiser Group plc	698
		34,359
	Insurance - 3.7%
2,285	ACE Ltd.	147,842
4,022	Ageas	11,435

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Insurance - 3.7% - (continued)
5,170	AIA Group Ltd. ●	$15,915
419	AON Corp.	22,183
518	Assured Guaranty Ltd.	7,719
185	Everest Re Group Ltd.	16,324
641	Fidelity National Financial, Inc.	9,057
875	Genworth Financial, Inc. ●	11,774
1,395	Marsh & McLennan Cos., Inc.	41,573
283	MetLife, Inc.	12,645
181	Platinum Underwriters Holdings Ltd.	6,902
236	Principal Financial Group, Inc.	7,576
2,263	Prudential plc	25,632
272	Reinsurance Group of America, Inc.	17,074
96	Tokio Marine Holdings, Inc.	2,568
835	Unum Group	21,932
13	White Mountains Insurance Group Ltd.	4,612
39	Zurich Financial Services AG	10,854
		393,617
	Materials - 6.3%
51	Agnico Eagle Mines Ltd.	3,375
106	Allegheny Technologies, Inc.	7,144
663	AngloGold Ltd. ADR	31,791
455	Antofagasta	9,921
196	ArcelorMittal ADR	7,073
185	BASF SE	15,965
329	Cemex S.A. de C.V. ADR ●	2,941
52	CF Industries Holdings, Inc.	7,141
38	Cliff's Natural Resources, Inc.	3,689
988	CRH plc	22,682
4,850	Dow Chemical Co.	183,074
134	Freeport-McMoRan Copper & Gold, Inc.	7,448
100	HeidelbergCement AG	6,976
14,476	Huabao International Holdings Ltd.	22,258
340	Impala Platinum Holdings Ltd.	9,814
224	JSR Corp.	4,495
207	K+S AG	15,646
1,837	Louisiana-Pacific Corp. ●	19,291
799	Methanex Corp. ADR	24,946
100	Monsanto Co.	7,258
499	Mosaic Co.	39,281
79	Nitto Denko Corp.	4,170
777	Norbord, Inc. ●	12,059
218	Nucor Corp.	10,034
1,058	Owens-Illinois, Inc. ●	31,950
1,939	Petronas Chemicals Group Bhd. ●	4,635
315	Potash Corp. of Saskatchewan, Inc.	18,545
158	Rio Tinto plc	11,159
391	Rio Tinto plc ADR	27,825
1,658	Sino Forest Corp. Class A ●	43,269
704	Tata Steel Ltd.	9,821
142	Teck Cominco Ltd. Class B	7,549
1,635	TSRC Corp.	4,194
180	Vallar plc ●	3,621
110	Vedanta Resources plc	4,190
96	Vulcan Materials Co.	4,399
403	Xstrata plc	9,394
110	Yamato Kogyo Co.	3,675
		662,698
	Media - 1.5%
914	CBS Corp. Class B	22,889
1,298	Comcast Corp. Class A	32,081
394	Comcast Corp. Special Class A	9,155
607	DirecTV Class A ●	28,416
126	DreamWorks Animation SKG, Inc. ●	3,510
30	Harvey Weinstein Co. Holdings Class A-1
	⌂●†	–
1,973	News Corp. Class A	34,651
156	Omnicom Group, Inc.	7,662
175	Publicis Groupe	9,802
310	Supermedia, Inc. ●	1,935
168	Walt Disney Co.	7,222
		157,323
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
1,353	Agilent Technologies, Inc. ●	60,596
262	Almirall S.A.	2,936
1,250	Amgen, Inc. ●	66,836
126	Amylin Pharmaceuticals, Inc. ●	1,430
249	AstraZeneca plc	11,433
57	AstraZeneca plc ADR	2,628
219	Auxilium Pharmaceuticals, Inc. ●	4,691
1,327	Avanir Pharmaceuticals ●	5,413
92	Bruker Corp. ●	1,921
1,269	Celgene Corp. ●	73,000
2,359	Daiichi Sankyo Co., Ltd.	45,539
2	Dr. Reddy's Laboratories Ltd. ADR	82
1,605	Elan Corp. plc ADR ●	11,044
572	Gilead Sciences, Inc. ●	24,296
416	Merck & Co., Inc.	13,722
709	Momenta Pharmaceuticals, Inc. ●	11,244
5,396	Novavax, Inc. ●	13,976
9,882	Pfizer, Inc.	200,709
252	Pharmaceutical Product Development, Inc.	6,978
582	Roche Holding AG	83,035
72	Salix Pharmaceuticals Ltd. ●	2,526
884	Shionogi & Co., Ltd.	15,076
3,426	Teva Pharmaceutical Industries Ltd. ADR	171,902
282	Thermo Fisher Scientific, Inc. ●	15,660
666	UCB S.A.	25,273
171	Waters Corp. ●	14,856
89	Watson Pharmaceuticals, Inc. ●	4,979
		891,781
	Real Estate - 0.3%
2,148	Hang Lung Properties Ltd.	9,421
164	HCP, Inc.	6,206
442	Plum Creek Timber Co., Inc.	19,256
		34,883
	Retailing - 3.7%
162	Advance Automotive Parts, Inc.	10,622
56	Amazon.com, Inc. ●	10,134
1,490	Belle International Holdings Ltd.	2,734
179	Big Lots, Inc. ●	7,774
29,055	Buck Holdings L.P. ⌂●†	66,663
2,666	China ZhengTong Automotive Services
	Holdings Ltd. ●	2,724
168	Dick's Sporting Goods, Inc. ●	6,736
258	Expedia, Inc.	5,855
1,325	Golden Eagle Retail Group Ltd.	2,856
90	Home Depot, Inc.	3,343
512	Kohl's Corp.	27,163

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Retailing - 3.7% - (continued)
2,365	Lowe's Co., Inc.	$62,515
32	Netflix, Inc. ●	7,595
207	Nordstrom, Inc.	9,308
479	Office Depot, Inc. ●	2,220
1,847	Ontime Department Store	2,507
22	Priceline.com, Inc. ●	11,112
97	Ross Stores, Inc.	6,870
4,520	Sa Sa International Holdings Ltd.	2,308
1,266	Staples, Inc.	24,578
155	Start Today Co., Ltd.	2,385
600	Target Corp.	30,031
1,557	TJX Cos., Inc.	77,415
		385,448
	Semiconductors & Semiconductor Equipment - 4.0%
1,137	Altera Corp.	50,060
646	Analog Devices, Inc.	25,449
461	ASML Holding N.V. ADR ●	20,519
1,274	Avago Technologies Ltd.	39,618
1,796	Broadcom Corp. Class A	70,724
159	Cavium Networks, Inc. ●	7,126
375	Cree, Inc. ●	17,315
122	Cypress Semiconductor Corp. ●	2,364
824	GT Solar International, Inc. ●	8,785
460	Intersil Corp.	5,729
663	Maxim Integrated Products, Inc.	16,978
521	Micron Technology, Inc. ●	5,969
1,924	NVIDIA Corp. ●	35,524
220	NXP Semiconductors N.V. ●	6,609
459	Skyworks Solutions, Inc. ●	14,883
5,803	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	70,682
754	Xilinx, Inc.	24,731
		423,065
	Software & Services - 7.5%
2,328	Activision Blizzard, Inc.	25,534
176	Adobe Systems, Inc. ●	5,838
364	Akamai Technologies, Inc. ●	13,832
1,478	Alibaba.com Ltd.	2,534
98	AsiaInfo-Linkage, Inc. ●	2,127
429	Automatic Data Processing, Inc.	22,012
40	Baidu, Inc. ADR ●	5,536
96	BMC Software, Inc. ●	4,773
145	CACI International, Inc. Class A ●	8,886
100	Check Point Software Technologies Ltd.
	ADR ●	5,082
98	Citrix Systems, Inc. ●	7,229
81	Cognizant Technology Solutions Corp. ●	6,610
120	Concur Technologies, Inc. ●	6,638
2,573	eBay, Inc. ●	79,866
141	Google, Inc. ●	82,461
180	IAC/Interactive Corp. ●	5,550
874	IBM Corp.	142,491
1,488	Kit Digital, Inc. ●	17,916
91	Longtop Financial Technologies Ltd. ●	2,854
1,277	Microsoft Corp.	32,384
73	Netease.com, Inc. ●	3,618
5,774	Oracle Corp.	192,668
193	Paychex, Inc.	6,044
75	S.p.A. ADR	4,590
62	Salesforce.com, Inc. ●	8,229
190	SAP AG	11,634
42	Sohu.com, Inc. ●	3,743
272	Tencent Holdings Ltd.	6,617
147	Teradata Corp. ●	7,448
1,124	TiVo, Inc. ●	9,843
2,866	Western Union Co.	59,528
		794,115
	Technology Hardware & Equipment - 6.4%
139	Acme Packet, Inc. ●	9,849
234	ADTRAN, Inc.	9,948
2,237	Alcatel - Lucent ADR	12,999
199	Apple, Inc. ●	69,210
2,709	Cisco Systems, Inc.	46,456
2,526	Corning, Inc.	52,114
490	Dell, Inc. ●	7,108
1,296	Delta Electronics, Inc.	5,131
3,853	EMC Corp. ●	102,292
397	Emulex Corp. ●	4,239
492	Finisar Corp. ●	12,109
1,510	Flextronics International Ltd. ●	11,278
1,087	Fujitsu Ltd.	6,140
674	High Technology Computer Corp.	26,326
30,792	Hon Hai Precision Industry Co., Ltd.	107,740
105	Hon Hai Precision Industry Co., Ltd. GDR §	748
392	Jabil Circuit, Inc.	8,005
854	JDS Uniphase Corp. ●	17,803
1,022	Juniper Networks, Inc. ●	42,986
123	NetApp, Inc. ●	5,941
1,236	Nokia Corp.	10,516
5,804	Nokia Oyj	49,419
254	Polycom, Inc. ●	13,175
483	QLogic Corp. ●	8,958
418	Qualcomm, Inc.	22,933
66	Riverbed Technology, Inc. ●	2,476
2,940	WPG Holdings Co., Ltd.	4,948
		670,847
	Telecommunication Services - 1.1%
1,268	Clearwire Corp. ●	7,090
275	Softbank Corp.	10,940
4,506	Sprint Nextel Corp. ●	20,907
1,796	Telenor ASA	29,551
1,754	Vodafone Group plc ADR	50,421
		118,909
	Transportation - 2.7%
10,036	AirAsia Berhad ●	8,900
6,384	Delta Air Lines, Inc. ●	62,564
130	Expeditors International of Washington, Inc.	6,518
73	FedEx Corp.	6,838
1,455	Hertz Global Holdings, Inc. ●	22,740
744	JSL S.A. ●	4,509
57	Kuehne & Nagel International AG	7,948
893	Localiza Rent a Car S.A.	14,234
450	Swift Transportation Co. ●	6,612
1,106	Toll Holdings Ltd.	6,785
4,753	United Continental Holdings, Inc. ●	109,277
293	United Parcel Service, Inc. Class B	21,756
		278,681

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Utilities - 0.4%
385	Companhia Energetica de Minas Gerais
	ADR		$7,423
279	Entergy Corp.		18,764
809	N.V. Energy, Inc.		12,043
			38,230
	Total common stocks
	(cost $9,018,564)		$10,264,875

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
98	General Motors Co. Preferred, 4.75% ۞		$4,702

	Total preferred stocks
	(cost $4,912)		$4,702

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
177	SPDR S&P MidCap 400 ETF Trust		$31,798

	Total exchange traded funds
	(cost $21,962)		$31,798

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ		$29,425

	Total corporate bonds: non-investment grade
	(cost $53,137)		$29,425

	Total long-term investments
	(cost $9,098,575)		$10,330,800

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $12,320,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $12,567)
$12,320	0.14%, 3/31/2011		$12,320
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $74,658, collateralized by
	FHLB 0.16%, 2011, FHLMC 3.20%,
	2020, value of $76,151)
74,658	0.14%, 3/31/2011		74,658
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $78,695,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $ 80,269 )
78,695	0.15%, 3/31/2011		78,695
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $337, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of
	$ 344 )
337	0.10%, 3/31/2011		337
			166,010
	Total short-term investments
	(cost $166,010)		$166,010

	Total investments
	(cost $9,264,585) ▲	99.7%	$10,496,810
	Other assets and liabilities	0.3%	32,377
	Total net assets	100.0%	$10,529,187

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.7% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $9,481,230 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,463,436
Unrealized Depreciation	(447,856)
Net Unrealized Appreciation	$1,015,580

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $66,699, which represents 0.63% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $57,805, which represents 0.55% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2011, the aggregate value of these securities amounted to $748, which represents 0.01% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	29,055	Buck Holdings L.P.	$22,268
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
03/2007	75	Solar Cayman Ltd. - 144A	55

The aggregate value of these securities at March 31, 2011, was $66,699, which represents 0.63% of total net assets.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	JP Morgan Securities	Sell	$230	$230	04/05/2011	$–
Australian Dollar	Morgan Stanley	Sell	1,747	1,740	04/04/2011	(7)
Australian Dollar	RBC Dominion Securities	Sell	1,988	1,978	04/01/2011	(10)
British Pound	Barclay Investments	Buy	757	758	04/05/2011	(1)
British Pound	CS First Boston	Sell	806	803	04/01/2011	(3)
British Pound	CS First Boston	Buy	1,051	1,053	04/04/2011	(2)
British Pound	CS First Boston	Sell	183	183	04/04/2011	–
Canadian Dollar	Deutsche Bank Securities	Sell	123	122	04/01/2011	(1)
Danish Krone	Barclay Investments	Sell	109	109	04/04/2011	–
Euro	Barclay Investments	Buy	2,750	2,754	04/05/2011	(4)
Euro	Barclay Investments	Sell	623	624	04/04/2011	1
Euro	Barclay Investments	Sell	656	657	04/05/2011	1
Euro	Deutsche Bank Securities	Buy	16,426	16,371	04/04/2011	55
Euro	Deutsche Bank Securities	Sell	28	28	04/04/2011	–
Euro	State Street Global Markets LLC	Buy	1,379	1,371	04/01/2011	8
Hong Kong Dollar	Citibank	Buy	1,265	1,264	04/04/2011	1
Japanese Yen	Banc America	Sell	10,615	10,754	06/15/2011	139
Japanese Yen	Deutsche Bank Securities	Sell	2,438	2,468	04/01/2011	30
Japanese Yen	Deutsche Bank Securities	Sell	995	996	04/04/2011	1
Japanese Yen	Deutsche Bank Securities	Sell	59,808	60,375	03/02/2012	567
Japanese Yen	Morgan Stanley	Sell	59,808	60,407	03/02/2012	599
Japanese Yen	RBS Securities	Sell	211	212	04/05/2011	1
Japanese Yen	UBS Securities	Sell	59,719	60,302	03/02/2012	583
Swedish Krona	UBS AG	Buy	633	629	04/01/2011	4
Swiss Franc	Standard Chartered Bank	Sell	152	152	04/04/2011	–
						$1,962

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of March 31, 2011

Percentage of
Country	Net Assets
Australia	0.3%
Belgium	0.7
Brazil	1.8
Canada	2.6
China	1.1
Denmark	0.1
Finland	0.7
France	1.6
Germany	0.7
Greece	0.1
Hong Kong	0.7
India	1.2
Ireland	0.3
Israel	1.7
Italy	0.4
Japan	3.3
Luxembourg	0.1
Malaysia	0.2
Mexico	0.1
Netherlands	0.7
Norway	0.5
Russia	0.6
Singapore	0.9
South Africa	0.4
South Korea	0.2
Spain	0.0
Sweden	0.2
Switzerland	1.9
Taiwan	2.1
United Kingdom	4.5
United States	68.4
Short-Term Investments	1.6
Other Assets and Liabilities	0.3
Total	100.0%

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$510,458	$462,908	$47,550	$–
Banks	556,046	314,757	241,289	–
Capital Goods	1,033,887	737,740	296,147	–
Commercial & Professional Services	18,268	13,105	5,163	–
Consumer Durables & Apparel	128,061	114,779	13,282	–
Consumer Services	140,853	110,889	29,964	–
Diversified Financials	753,150	612,973	125,609	14,568
Energy	1,256,054	1,125,963	130,091	–
Food & Staples Retailing	238,209	184,765	53,444	–
Food, Beverage & Tobacco	313,605	251,528	62,077	–
Health Care Equipment & Services	432,328	432,328	–	–
Household & Personal Products	34,359	33,661	698	–
Insurance	393,617	327,213	66,404	–
Materials	662,698	526,975	135,723	–
Media	157,323	147,521	9,802	–
Pharmaceuticals, Biotechnology & Life Sciences	891,781	708,489	183,292	–
Real Estate	34,883	25,462	9,421	–
Retailing	385,448	305,995	12,790	66,663
Semiconductors & Semiconductor Equipment	423,065	423,065	–	–
Software & Services	794,115	773,330	20,785	–
Technology Hardware & Equipment	670,847	471,143	199,704	–
Telecommunication Services	118,909	78,418	40,491	–
Transportation	278,681	255,048	23,633	–
Utilities	38,230	38,230	–	–
Total	10,264,875	8,476,285	1,707,359	81,231
Corporate Bonds: Non-Investment Grade	29,425	–	29,425	–
Exchange Traded Funds	31,798	31,798	–	–
Preferred Stocks	4,702	4,702	–	–
Warrants	–	–	–	–
Short-Term Investments	166,010	–	166,010	–
Total	$10,496,810	$8,512,785	$1,902,794	$81,231
Foreign Currency Contracts*	1,990	–	1,990	–
Total	$1,990	$–	$1,990	$–
Liabilities:
Foreign Currency Contracts*	28	–	28	–
Total	$28	$–	$28	$–
♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$81,336	$160	$3,110	†	$—	$—	$(9,850)	$6,475	$—	$81,231
Total	$81,336	$160	$3,110		$—	$—	$(9,850)	$6,475	$—	$81,231

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of
Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $4,247.

10

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 2.7%
743	Ford Motor Co. ●	$11,074
254	General Motors Co. ●	7,869
158	Johnson Controls, Inc.	6,555
123	TRW Automotive Holdings Corp. ●	6,797
		32,295
	Banks - 4.3%
287	PNC Financial Services Group, Inc.	18,078
1,040	Wells Fargo & Co.	32,968
		51,046
	Capital Goods - 11.5%
192	3M Co.	17,961
202	AMETEK, Inc.	8,879
89	Caterpillar, Inc.	9,854
154	Cooper Industries plc Class A	10,001
282	Dover Corp.	18,513
40	Huntington Ingalls Industries, Inc. ●	1,676
146	Illinois Tool Works, Inc.	7,832
242	Northrop Grumman Corp.	15,195
100	Parker-Hannifin Corp.	9,487
76	TransDigm Group, Inc. ●	6,371
234	United Technologies Corp.	19,774
78	W.W. Grainger, Inc.	10,739
		136,282
	Diversified Financials - 7.2%
156	Ameriprise Financial, Inc.	9,523
1,665	Bank of America Corp.	22,196
33	BlackRock, Inc.	6,593
129	Goldman Sachs Group, Inc.	20,395
436	JP Morgan Chase & Co.	20,109
434	SLM Corp. ●	6,639
		85,455
	Energy - 9.2%
140	Anadarko Petroleum Corp.	11,493
276	Chesapeake Energy Corp. Ø	9,241
123	Chevron Corp.	13,171
356	Exxon Mobil Corp.	29,942
216	Marathon Oil Corp.	11,520
200	Occidental Petroleum Corp.	20,862
246	Ultra Petroleum Corp. ●	12,116
		108,345
	Food & Staples Retailing - 1.6%
329	Sysco Corp.	9,108
257	Walgreen Co.	10,304
		19,412
	Food, Beverage & Tobacco - 6.4%
707	Altria Group, Inc.	18,400
277	Constellation Brands, Inc. Class A ●	5,616
138	Dr. Pepper Snapple Group	5,143
95	Lorillard, Inc.	9,045
219	PepsiCo, Inc.	14,131
346	Philip Morris International, Inc.	22,707
		75,042
	Health Care Equipment & Services - 4.7%
181	Covidien plc	9,407
149	McKesson Corp.	11,770
165	St. Jude Medical, Inc.	8,473
406	UnitedHealth Group, Inc.	18,333
102	Wellpoint, Inc.	7,112
		55,095
	Household & Personal Products - 0.5%
92	Kimberly-Clark Corp.	6,018

	Insurance - 3.0%
294	Allied World Assurance Holdings Ltd.	18,444
566	Genworth Financial, Inc. ●	7,618
369	Unum Group	9,678
		35,740
	Materials - 2.6%
50	CF Industries Holdings, Inc.	6,798
271	Dow Chemical Co.	10,227
155	Freeport-McMoRan Copper & Gold, Inc.	8,621
93	Newmont Mining Corp.	5,065
		30,711
	Media - 0.8%
383	CBS Corp. Class B Θ	9,598

	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
181	Agilent Technologies, Inc. ●	8,096
191	Amgen, Inc. ●	10,230
170	Celgene Corp. ●	9,774
322	Forest Laboratories, Inc. ●	10,394
214	Gilead Sciences, Inc. ●	9,082
270	Merck & Co., Inc.	8,926
695	Pfizer, Inc.	14,110
155	Regeneron Pharmaceuticals, Inc. ●	6,957
185	Salix Pharmaceuticals Ltd. ●	6,463
112	Thermo Fisher Scientific, Inc. ●	6,194
148	Vertex Pharmaceuticals, Inc. ●Θ	7,111
87	Waters Corp. ●	7,559
176	Watson Pharmaceuticals, Inc. ●	9,875
		114,771
	Retailing - 7.3%
100	Abercrombie & Fitch Co. Class A	5,870
72	Amazon.com, Inc. ●	12,915
221	Big Lots, Inc. ●	9,615
212	Kohl's Corp.	11,231
404	Lowe's Co., Inc.	10,688
27	Netflix, Inc. ●	6,396
17	Priceline.com, Inc. ●	8,762
144	Target Corp.	7,192
268	TJX Cos., Inc.	13,343
		86,012
	Semiconductors & Semiconductor Equipment - 1.5%
155	Skyworks Solutions, Inc. ●	5,009
376	Texas Instruments, Inc.	13,005
		18,014
	Software & Services - 13.7%
329	Accenture plc	18,091
216	BMC Software, Inc. ●	10,754
483	eBay, Inc. ●	14,989
93	Factset Research Systems, Inc.	9,750
29	Google, Inc. ●	16,772
142	IBM Corp.	23,123
815	Oracle Corp.	27,186
212	Solera Holdings, Inc.	10,808
137	Teradata Corp. ●	6,921
359	VeriSign, Inc.	12,985
511	Western Union Co.	10,605
		161,984

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 6.1%
106	Apple, Inc. ●Θ		$36,866
576	EMC Corp. ●		15,287
157	Hewlett-Packard Co.		6,412
105	Juniper Networks, Inc. ●		4,398
160	Qualcomm, Inc.		8,767
			71,730
	Telecommunication Services - 1.2%
456	AT&T, Inc.		13,961

	Utilities - 4.9%
164	Entergy Corp.		11,015
120	NextEra Energy, Inc.		6,587
228	Northeast Utilities		7,875
281	PG&E Corp.		12,406
189	UGI Corp.		6,218
564	Xcel Energy, Inc.		13,462
			57,563
	Total common stocks
	(cost $909,103)		$1,169,074

	Total long-term investments
	(cost $909,103)		$1,169,074

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $338,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $344)
$338	0.14%, 3/31/2011		$338
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $2,045, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $2,086)
2,045	0.14%, 3/31/2011		2,045
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $2,156,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $2,199)
2,156	0.15%, 3/31/2011		2,156
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $9, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $9)
9	0.10%, 3/31/2011		9
			4,548
	Total short-term investments
	(cost $4,548)		$4,548

	Total investments
	(cost $913,651) ▲	99.3%	$1,173,622
	Other assets and liabilities	0.7%	7,868
	Total net assets	100.0%	$1,181,490

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $913,822 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$273,934
Unrealized Depreciation	(14,134)
Net Unrealized Appreciation	$259,800

●	Currently non-income producing.

Θ	At March 31, 2011, these securities were designated to cover written call options in the table below:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Apple, Inc.	Equity	$350.00	04/18/2011	85	$52	$37	$(15)
CBS Corp.	Equity	$26.00	04/18/2011	472	16	13	(3)
Vertex Pharmaceuticals, Inc.	Equity	$48.00	04/18/2011	252	28	18	(10)
					$96	$68	$(28)

*	The number of contracts does not omit 000's

Ø	Securities valued at $9,241 and cash of $2,844 collateralized the written put options in the table below. At March 31, 2011, the maximum delivery obligation of the written put options is $3,095.

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
CF Industries Holdings, Inc.	Equity	$110.00	04/18/2011	92	$1	$10	$9
Chesapeake Energy Corp.	Equity	$31.00	04/18/2011	341	6	12	6
Skyworks Solutions, Inc.	Equity	$27.00	04/18/2011	380	–	11	11
					$7	$33	$26

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at March 31, 2011

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	71	Long	06/17/2011	$4,690	$4,653	$37

*	The number of contracts does not omit 000's.

Cash of $320 was pledged as initial margin deposit for open futures contracts at March 31, 2011

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,169,074	$1,169,074	$–	$–
Short-Term Investments	4,548	–	4,548	–
Total	$1,173,622	$1,169,074	$4,548	$–
Futures *	37	37	–	–
Written Options *	26	26	–	–
Total	$63	$63	$–	$–
Liabilities:
Written Options *	28	28	–	–
Total	$28	$28	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.5%
1,190	Honda Motor Co., Ltd. ADR	$44,629
838	Johnson Controls, Inc.	34,840
		79,469
	Banks - 5.8%
1,229	PNC Financial Services Group, Inc.	77,434
1,590	US Bancorp	42,010
5,882	Wells Fargo & Co.	186,472
		305,916
	Capital Goods - 9.5%
947	Cooper Industries plc Class A	61,486
653	Deere & Co.	63,308
738	General Dynamics Corp.	56,517
3,413	General Electric Co.	68,424
706	Honeywell International, Inc.	42,173
138	Huntington Ingalls Industries, Inc. ●	5,735
360	Illinois Tool Works, Inc.	19,350
829	Northrop Grumman Corp.	51,999
1,038	Pentair, Inc.	39,218
632	Raytheon Co.	32,135
438	Siemens AG ADR	60,210
		500,555
	Commercial & Professional Services - 0.8%
1,107	Waste Management, Inc.	41,347

	Diversified Financials - 5.8%
4,888	Bank of America Corp.	65,153
160	Goldman Sachs Group, Inc.	25,307
2,972	JP Morgan Chase & Co.	137,000
609	Morgan Stanley	16,638
187	State Street Corp.	8,386
3,006	UBS AG ADR	54,255
		306,739
	Energy - 15.1%
1,015	Anadarko Petroleum Corp.	83,173
991	Baker Hughes, Inc.	72,791
821	Cenovus Energy, Inc.	32,349
1,821	Chevron Corp.	195,641
919	EnCana Corp. ADR	31,739
2,350	Exxon Mobil Corp.	197,675
648	Nexen, Inc.	16,153
451	Occidental Petroleum Corp.	47,135
988	Total S.A. ADR	60,251
1,197	Ultra Petroleum Corp. ●	58,967
		795,874
	Food & Staples Retailing - 0.8%
1,291	CVS/Caremark Corp.	44,307

	Food, Beverage & Tobacco - 4.3%
392	Nestle S.A. ADR	22,538
1,295	PepsiCo, Inc.	83,379
1,191	Philip Morris International, Inc.	78,165
1,371	Unilever N.V. Class NY ADR	43,007
		227,089
	Health Care Equipment & Services - 2.9%
1,299	Cardinal Health, Inc.	53,432
1,843	Medtronic, Inc.	72,506
618	UnitedHealth Group, Inc.	27,934
		153,872
	Household & Personal Products - 1.6%
220	Colgate-Palmolive Co.	17,751
1,066	Procter & Gamble Co.	65,678
		83,429
	Insurance - 5.5%
1,201	ACE Ltd.	77,718
712	Chubb Corp.	43,677
383	Marsh & McLennan Cos., Inc.	11,426
2,038	MetLife, Inc.	91,173
798	Principal Financial Group, Inc.	25,621
672	Prudential Financial, Inc.	41,400
		291,015
	Materials - 3.0%
616	Barrick Gold Corp.	31,966
1,131	Dow Chemical Co.	42,703
1,127	Owens-Illinois, Inc. ●	34,012
713	Rio Tinto plc ADR	50,673
		159,354
	Media - 3.9%
3,349	Comcast Corp. Class A	82,784
4,149	News Corp. Class A	72,860
227	Omnicom Group, Inc.	11,127
1,107	Time Warner, Inc.	39,512
		206,283
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
1,217	AstraZeneca plc ADR	56,105
1,507	Bristol-Myers Squibb Co.	39,819
2,641	Eli Lilly & Co.	92,888
400	Hospira, Inc. ●	22,081
1,497	Johnson & Johnson	88,703
2,769	Merck & Co., Inc.	91,395
7,236	Pfizer, Inc.	146,973
675	Teva Pharmaceutical Industries Ltd. ADR	33,875
		571,839
	Real Estate - 0.3%
399	Plum Creek Timber Co., Inc.	17,400

	Retailing - 2.6%
2,382	Lowe's Co., Inc.	62,964
2,583	Staples, Inc.	50,154
529	Target Corp.	26,475
		139,593
	Semiconductors & Semiconductor Equipment - 2.6%
931	Analog Devices, Inc.	36,663
2,740	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,367
1,215	Texas Instruments, Inc.	41,987
839	Xilinx, Inc.	27,519
		139,536
	Software & Services - 7.3%
1,204	Accenture plc	66,184
1,111	Automatic Data Processing, Inc.	56,980
1,243	eBay, Inc. ●	38,574
941	IBM Corp.	153,449

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Software & Services - 7.3% - (continued)
2,906	Microsoft Corp.		$73,704
			388,891
	Technology Hardware & Equipment - 3.3%
869	Avnet, Inc. ●		29,624
2,953	Cisco Systems, Inc.		50,651
927	Hewlett-Packard Co.		37,992
959	Qualcomm, Inc.		52,587
			170,854
	Telecommunication Services - 3.9%
6,724	AT&T, Inc.		205,754

	Transportation - 2.4%
617	FedEx Corp.		57,720
936	United Parcel Service, Inc. Class B		69,571
			127,291
	Utilities - 4.7%
1,418	Dominion Resources, Inc.		63,402
1,086	Exelon Corp.		44,775
989	NextEra Energy, Inc.		54,508
785	PG&E Corp.		34,664
991	PPL Corp.		25,075
1,054	Xcel Energy, Inc.		25,178
			247,602
	Total common stocks
	(cost $4,192,990)		$5,204,009

	Total long-term investments
	(cost $4,192,990)		$5,204,009

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $5,766,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $5,881)
$5,766	0.14%, 3/31/2011		$5,766
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $34,938, collateralized by
	FHLB 0.16%, 2011, FHLMC 3.20%, 2020,
	value of $35,637)
34,938	0.14%, 3/31/2011		34,938
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $36,827,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $37,564)
36,827	0.15%, 3/31/2011		36,827
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $157, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $161)
157	0.10%, 3/31/2011		157
			77,688
	Total short-term investments
	(cost $77,688)		$77,688

	Total investments
	(cost $4,270,678) ▲	99.9%	$5,281,697
	Other assets and liabilities	0.1%	4,873
	Total net assets	100.0%	$5,286,570

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.7% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $4,282,403 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,129,269
Unrealized Depreciation	(129,975)
Net Unrealized Appreciation	$999,294

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$5,204,009	$5,204,009	$–	$–
Short-Term Investments	77,688	–	77,688	–
Total	$5,281,697	$5,204,009	$77,688	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 2.6%
129	Daimler AG	$9,067
723	Nissan Motor Co., Ltd.	6,426
		15,493
	Banks - 4.8%
1,482	Barclays Bank plc	6,653
100	BNP Paribas	7,309
260	Itau Unibanco Banco Multiplo S.A. ADR	6,246
330	Standard Chartered plc	8,570
		28,778
	Capital Goods - 16.3%
2,533	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	6,494
628	General Electric Co.	12,594
124	Honeywell International, Inc.	7,390
126	Ingersoll-Rand plc	6,070
70	JS Group Corp.	1,815
232	Komatsu Ltd.	7,881
64	Parker-Hannifin Corp.	6,057
40	Precision Castparts Corp.	5,847
137	Safran S.A.	4,845
433	Sandvik Ab	8,180
53	Schneider Electric S.A.	8,983
57	Siemens AG	7,769
40	SMC Corp.	6,507
64	Vallourec	7,196
		97,628
	Consumer Durables & Apparel - 1.0%
92	Adidas-Salomon AG	5,810

	Consumer Services - 5.0%
132	Accor S.A.	5,918
4,808	Genting Singapore plc ●	7,817
3,924	Sands China Ltd. ●§	8,743
204	Starbucks Corp.	7,543
		30,021
	Diversified Financials - 5.9%
194	American Express Co.	8,774
35	BlackRock, Inc.	7,132
260	JP Morgan Chase & Co.	11,965
1,345	Nomura Holdings, Inc.	6,954
		34,825
	Energy - 10.5%
95	Anadarko Petroleum Corp.	7,811
301	BG Group plc	7,462
143	Chesapeake Energy Corp.	4,803
110	Consol Energy, Inc.	5,897
165	ENSCO International plc	9,547
77	EOG Resources, Inc.	9,114
110	National Oilwell Varco, Inc.	8,746
97	Schlumberger Ltd.	9,002
		62,382
	Food, Beverage & Tobacco - 2.2%
60	Carlsberg A/S Class B	6,479
99	Groupe Danone	6,442
		12,921
	Health Care Equipment & Services - 1.4%
223	Aetna, Inc.	8,343

	Insurance - 1.7%
425	Ping An Insurance (Group) Co.	4,299
98	Prudential Financial, Inc.	6,043
		10,342
	Materials - 7.1%
185	Anglo American plc	9,482
134	Barrick Gold Corp.	6,981
230	BHP Billiton plc	9,108
22	Syngenta AG	7,303
402	Xstrata plc	9,385
		42,259
	Media - 2.7%
590	News Corp. Class A	10,356
483	WPP plc	5,957
		16,313
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
127	Celgene Corp. ●	7,297
119	Vertex Pharmaceuticals, Inc. ●	5,720
		13,017
	Real Estate - 1.0%
1,421	Hang Lung Properties Ltd.	6,231

	Retailing - 6.1%
27	Amazon.com, Inc. ●	4,809
1,379	Kingfisher plc	5,434
1,229	Li & Fung Ltd.	6,286
414	Lowe's Co., Inc.	10,946
18	Priceline.com, Inc. ●	9,024
		36,499
	Semiconductors & Semiconductor Equipment - 4.6%
161	ASML Holding N.V. ●	7,170
178	Broadcom Corp. Class A	7,018
406	NVIDIA Corp. ●	7,489
7	Samsung Electronics Co., Ltd.	5,867
		27,544
	Software & Services - 7.9%
54	Baidu, Inc. ADR ●	7,465
93	Citrix Systems, Inc. ●	6,803
17	Google, Inc. ●	9,690
552	Oracle Corp.	18,432
36	Salesforce.com, Inc. ●	4,782
		47,172
	Technology Hardware & Equipment - 10.9%
52	Apple, Inc. ●	17,992
507	EMC Corp. ●	13,460
187	High Technology Computer Corp.	7,289
1,256	Hitachi Ltd.	6,538
1,791	Hon Hai Precision Industry Co., Ltd.	6,267
248	Motorola Mobility Holdings, Inc. ●	6,041
139	Qualcomm, Inc.	7,603
		65,190
	Telecommunication Services - 1.3%
1,662	Sprint Nextel Corp. ●	7,714

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Transportation - 3.2%
613	Delta Air Lines, Inc. ●		$6,011
79	FedEx Corp.		7,406
44	Kuehne & Nagel International AG		6,148
			19,565
	Total common stocks
	(cost $446,286)		$588,047

	Total long-term investments
	(cost $446,286)		$588,047

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $853,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $870)
$853	0.14%, 3/31/2011		$853
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $5,169, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $5,272)
5,169	0.14%, 3/31/2011		5,169
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $5,448,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $5,557)
5,448	0.15%, 3/31/2011		5,448
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $23, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $24)
23	0.10%, 3/31/2011		23
			11,493
	Total short-term investments
	(cost $11,493)		$11,493

	Total investments
	(cost $457,779) ▲	100.3%	$599,540
	Other assets and liabilities	(0.3)%	(2,057)
	Total net assets	100.0%	$597,483

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 48.1% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $457,992 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$149,044
Unrealized Depreciation	(7,496)
Net Unrealized Appreciation	$141,548

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2011, the aggregate value of these securities amounted to $8,743, which represents 1.46% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	CS First Boston	Sell	$813	$814	04/04/2011	$1
Danish Krone	Barclay Investments	Sell	84	84	04/05/2011	–
Euro	Deutsche Bank Securities	Sell	295	294	04/01/2011	(1)
Euro	Deutsche Bank Securities	Sell	371	370	04/04/2011	(1)
Euro	State Street Global Markets LLC	Buy	460	457	04/01/2011	3
Hong Kong Dollar	Citibank	Sell	337	337	04/04/2011	–
Japanese Yen	Deutsche Bank Securities	Buy	2,261	2,289	04/01/2011	(28)
Japanese Yen	Deutsche Bank Securities	Buy	672	673	04/04/2011	(1)
Singapore Dollar	BNP Paribas Securities	Sell	103	103	04/05/2011	–
Swedish Krona	Goldman Sachs	Sell	106	106	04/04/2011	–
Swiss Franc	Standard Chartered Bank	Sell	80	80	04/04/2011	–
						$(27)
╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country
as of March 31, 2011
Percentage of
Country	Net Assets
Brazil	1.1%
Canada	1.2
China	3.1
Denmark	1.1
France	6.8
Germany	3.8
Hong Kong	3.6
Japan	6.1
Netherlands	1.2
Singapore	1.3
South Korea	1.0
Sweden	1.4
Switzerland	2.2
Taiwan	2.2
United Kingdom	12.0
United States	50.3
Short-Term Investments	1.9
Other Assets and Liabilities	(0.3)
Total	100.0%

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$15,493	$–	$15,493	$–
Banks	28,778	6,246	22,532	–
Capital Goods	97,628	44,452	53,176	–
Consumer Durables & Apparel	5,810	–	5,810	–
Consumer Services	30,021	7,543	22,478	–
Diversified Financials	34,825	27,871	6,954	–
Energy	62,382	54,920	7,462	–
Food, Beverage & Tobacco	12,921	–	12,921	–
Health Care Equipment & Services	8,343	8,343	–	–
Insurance	10,342	6,043	4,299	–
Materials	42,259	6,981	35,278	–
Media	16,313	10,356	5,957	–
Pharmaceuticals, Biotechnology & Life Sciences	13,017	13,017	–	–
Real Estate	6,231	–	6,231	–
Retailing	36,499	24,779	11,720	–
Semiconductors & Semiconductor Equipment	27,544	14,507	13,037	–
Software & Services	47,172	47,172	–	–
Technology Hardware & Equipment	65,190	51,634	13,556	–
Telecommunication Services	7,714	7,714	–	–
Transportation	19,565	13,417	6,148	–
Total	588,047	344,995	243,052	–
Short-Term Investments	11,493	–	11,493	–
Total	$599,540	$344,995	$254,545	$–
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts*	31	–	31	–
Total	$31	$–	$31	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Biotechnology - 21.8%
109	3SBio, Inc. ADR ●	$1,883
43	Acorda Therapeutics, Inc. ●	1,002
59	Alkermes, Inc. ●	758
35	Amgen, Inc. ●	1,865
167	Amylin Pharmaceuticals, Inc. ●	1,903
47	Ardea Biosciences, Inc. ●	1,340
92	Arena Pharmaceuticals, Inc. ●	128
118	Celgene Corp. ●	6,777
45	Cephalon, Inc. ●	3,380
150	Exelixis, Inc. ●	1,699
82	Gilead Sciences, Inc. ●	3,493
54	Immunogen, Inc. ●	491
459	Incyte Corp. ●	7,271
31	Ironwood Pharmaceuticals, Inc. ●	431
17	Pharmasset, Inc. ●	1,350
247	PharmAthene, Inc. ●	787
45	Progenics Pharmaceuticals, Inc. ●	281
61	Regeneron Pharmaceuticals, Inc. ●	2,746
33	Rigel Pharmaceuticals, Inc. ●	237
167	Seattle Genetics, Inc. ●	2,594
101	Siga Technologies, Inc. ●	1,225
74	Trius Therapeutics, Inc. ●	427
32	Vertex Pharmaceuticals, Inc. ●	1,548
		43,616
	Drug Retail - 1.3%
76	CVS/Caremark Corp.	2,607

	Health Care Distributors - 12.2%
121	Amerisource Bergen Corp.	4,786
204	Cardinal Health, Inc.	8,391
141	McKesson Corp.	11,154
		24,331
	Health Care Equipment - 16.4%
217	Abiomed, Inc. ●	3,146
133	China Medical Technologies, Inc. ADR	1,550
132	Covidien plc	6,841
36	Dexcom, Inc. ●	557
12	DiaSorin S.p.A.	509
7	Heartware International, Inc. ●	573
190	Medtronic, Inc.	7,480
112	St. Jude Medical, Inc.	5,751
89	Tornier N.V. ●	1,659
2,594	Trauson Holdings Co., Ltd. ●	1,095
145	Volcano Corp. ●	3,704
		32,865
	Health Care Facilities - 0.5%
29	HCA Holdings, Inc. ●	979

	Health Care Technology - 0.3%
32	Allscripts Healthcare Solutions, Inc. ●	678

	Life Sciences Tools & Services - 3.5%
43	Life Technologies Corp. ●	2,233
36	PAREXEL International Corp. ●	906
8	PerkinElmer, Inc.	221
65	Thermo Fisher Scientific, Inc. ●	3,583
		6,943
	Managed Health Care - 13.2%
115	Aetna, Inc.	4,312
101	CIGNA Corp.	4,477
284	UnitedHealth Group, Inc.	12,851
62	Wellcare Health Plans, Inc. ●	2,614
32	Wellpoint, Inc.	2,241
		26,495
	Pharmaceuticals - 30.3%
10	Alk-Abello A/S ●	627
62	Almirall S.A.	690
37	AstraZeneca plc ADR	1,706
57	Auxilium Pharmaceuticals, Inc. ●	1,228
201	Daiichi Sankyo Co., Ltd.	3,881
28	Dr. Reddy's Laboratories Ltd. ADR	1,048
95	Eisai Co., Ltd.	3,424
613	Elan Corp. plc ADR ●	4,218
37	Eli Lilly & Co.	1,287
190	Forest Laboratories, Inc. ●	6,127
164	Medicines Co. ●	2,678
209	Merck & Co., Inc.	6,906
10	Ono Pharmaceutical Co., Ltd.	493
79	Optimer Pharmaceuticals, Inc. ●	930
430	Pfizer, Inc.	8,735
282	Shionogi & Co., Ltd.	4,808
46	Simcere Pharmaceutical Group ●	594
121	Teva Pharmaceutical Industries Ltd. ADR	6,050
54	UCB S.A.	2,035
53	Watson Pharmaceuticals, Inc. ●	2,991
47	Xenoport, Inc. ●	276
		60,732
	Total common stocks
	(cost $168,605)	$199,246

	Total long-term investments
	(cost $168,605)	$199,246

SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $19,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $19)
$19	0.14%, 3/31/2011	$19
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $115, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $117)
115	0.14%, 3/31/2011	115
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $121,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $123)
121	0.15%, 3/31/2011	121

1

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Repurchase Agreements - 0.1% - (continued)
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $-, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $1)
$–	0.10%, 3/31/2011		$–

	Total short-term investments
	(cost $255)		$255

	Total investments
	(cost $168,860) ▲	99.6%	$199,501
	Other assets and liabilities	0.4%	807
	Total net assets	100.0%	$200,308

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.7% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $171,136 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,006
Unrealized Depreciation	(11,641)
Net Unrealized Appreciation	$28,365

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	JP Morgan Securities	Sell	$5,528	$5,631	08/05/2011	$103
						$103

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Global Health HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of March 31, 2011

Percentage of
Country	Net Assets
Belgium	1.0%
China	1.7
Denmark	0.3
Hong Kong	0.5
India	0.5
Ireland	2.1
Israel	3.0
Italy	0.3
Japan	6.3
Netherlands	0.8
Spain	0.3
United Kingdom	0.9
United States	81.8
Short-Term Investments	0.1
Other Assets and Liabilities	0.4
Total	100.0%

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$199,246	$182,311	$16,935	$–
Short-Term Investments	255	–	255	–
Total	$199,501	$182,311	$17,190	$–
Foreign Currency Contracts *	103	–	103	–
Total	$103	$–	$103	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Global Research HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Australia - 1.0%
8	Aquarius Platinum Ltd.	$43
31	Aston Resources Ltd. ●	298
48	Karoon Gas Australia Ltd. ●	357
2	Rio Tinto Ltd.	196
5	Transurban Group	25
4	Woolworths Ltd.	107
		1,026
	Austria - 0.2%
4	OMV AG	191

	Belgium - 0.6%
147	Ageas	419
59	Hansen Transmissions ●	45
4	UCB S.A.	165
		629
	Brazil - 3.1%
16	Banco do Brasil S.A.	280
36	Banco Santander Brasil S.A.	445
–	Brasil Insurance Participacoes e Administracao
	S.A ●	220
4	Cetip S.A. - Balcao Organizado	57
30	Cia Brasileira de Meios de Pagamentos	250
25	Companhia Energetica de Minas Gerais ADR	484
20	Itau Unibanco Banco Multiplo S.A. ADR	490
1	Itau Unibanco Holding S.A. ADR ■	19
4	Lupatech S.A. ●	35
12	Petroleo Brasileiro S.A. ADR	492
10	Redecard S.A.	139
2	Tim Participacoes S.A. ADR	90
9	Tractebel Energia S.A.	148
5	Vale S.A. SP ADR	170
		3,319
	Canada - 4.1%
3	Bank of Nova Scotia	155
2	Barrick Gold Corp.	88
3	Brookfield Asset Management, Inc.	107
1	Cameco Corp.	33
8	Canadian Natural Resources Ltd. ADR	419
14	Cott Corp. ●	121
4	EnCana Corp. ADR	125
1	First Quantum Minerals Ltd.	71
2	Fortress Paper Ltd. ●	94
2	GLG Life Technology Corp. ●	22
3	Goldcorp, Inc.	135
12	Imperial Oil Ltd.	597
15	Kinross Gold Corp.	237
7	Methanex Corp.	202
3	Methanex Corp. ADR	103
7	National Bank of Canada	585
3	Nexen, Inc.	73
27	Quest Rare Minerals Ltd. ●	166
1	Sino Forest Corp. ■●	36
14	Sino Forest Corp. Class A ●	358
5	Suncor Energy, Inc.	203
3	Teck Cominco Ltd. Class B	158
1	Thomson Reuters Corp.	46
25	Uranium Participation Corp. ●	167
5	Vitran Corp., Inc. ●	64
		4,365
	China - 1.2%
305	Agricultural Bank of China ●	173
1	Baidu, Inc. ADR ●	173
24	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	61
45	China Shanshui Cement Group	42
20	China Shenhua Energy Co., Ltd.	94
1	Longtop Financial Technologies Ltd. ●	44
3	PetroChina Co., Ltd. ADR	410
3	Trina Solar Ltd. ADR ●	76
1	Vanceinfo Technologies ADR ●	43
38	Zhejiang Expressway Co., Ltd.	35
		1,151
	Denmark - 0.8%
–	Alk-Abello A/S ●	22
4	Bank Nordik P/F	92
21	DSV A/S	505
1	Gronlandsbanken	122
2	H. Lundbeck A/S	36
–	Ringkjoebing Landbobank	39
		816
	Finland - 0.1%
4	Elisa Oyj	94
2	Tikkurila Oy	55
		149
	France - 4.3%
2	Accor S.A.	84
16	AXA S.A.	339
12	BNP Paribas	853
2	Bourbon S.A.	75
2	Electricite de France	70
4	France Telecom S.A.	98
15	Gaz de France	621
11	Groupe Danone	748
1	LVMH Moet Hennessy Louis Vuitton S.A.	153
10	Peugeot S.A.	375
2	Pinault-Printemps-Redoute S.A.	287
1	Publicis Groupe	49
6	Renault S.A.	319
5	Safran S.A.	162
2	Vinci S.A.	131
2	Vivendi S.A.	44
1	Zodiac Aerospace	46
		4,454
	Germany - 1.7%
5	BASF SE	469
1	Brenntag AG ●	115
3	Daimler AG	242
5	E.On AG	162
2	HeidelbergCement AG	123
–	Hochtief AG	52
5	Siemens AG	620
1	Stroer Out-of-Home Media AG ●	22
		1,805

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Hong Kong - 3.5%
68	AAC Acoustic Technologies	$183
82	AIA Group Ltd. ●	254
252	AMVIG Holdings Ltd.	194
42	Anta Sports Products Ltd.	65
19	ASM Pacific Technology	238
14	Beijing Enterprises Holdings Ltd.	80
60	Belle International Holdings Ltd.	110
256	China Green Holdings Ltd.	197
6	China Resources Enterprise	24
228	China Unicom Ltd.	379
5	China Unicom Ltd. ADR	88
40	China Yurun Food Group Ltd.	134
23	ENN Energy Holdings Ltd.	70
210	Guangdong Investment Ltd.	106
34	Hang Lung Properties Ltd.	149
10	HongKong Land Holdings Ltd.	70
657	Huabao International Holdings Ltd.	1,010
101	International Mining Machinery ●	89
11	Li & Fung Ltd.	55
73	Mongolian Mining Corp. ●	93
32	Nine Dragons Paper Holdings	38
377	Rexlot Holdings Ltd.	42
58	Sa Sa International Holdings Ltd.	30
		3,698
	India - 1.5%
6	Aban Offshore Ltd.	83
10	Bajaj Hindusthan Ltd.	15
51	Bharti Televentures	410
7	Corp. Bank	102
26	Indian Overseas Bank	83
51	Karnataka Bank Ltd.	123
54	Power Grid Corp. of India Ltd.	123
12	Reliance Communications Ltd.	29
7	Reliance Industries Ltd.	153
8	Reliance Industries Ltd. GDR ■	356
30	UCO Bank	73
13	Union Bank of India	101
		1,651
	Indonesia - 0.6%
518	Bank Mandiri TBK	404
268	PT Bisi International Tbk ●	53
312	PT Bumi Resources Tbk	120
		577
	Ireland - 0.4%
4	CRH plc	87
51	Elan Corp. plc ADR ●	351
		438
	Israel - 0.7%
14	Teva Pharmaceutical Industries Ltd. ADR	716

	Italy - 0.4%
6	Banca Popolare dell'Etruria e del Lazio	24
25	Enel S.p.A.	155
5	Eni S.p.A. ADR	236
13	Snam Rete Gas S.p.A.	75
		490
	Japan - 6.7%
10	Asahi Kasei Corp.	68
1	Astellas Pharma, Inc.	54
13	Bridgestone Corp.	280
17	Daiichi Sankyo Co., Ltd.	325
7	Dainippon Screen Mfg Co., Ltd.	73
1	Daito Trust Construction Co., Ltd.	86
2	Disco Corp.	162
12	Eisai Co., Ltd.	422
–	Fanuc Ltd.	60
–	Fuji Media Holdings, Inc.	19
46	Hitachi Ltd.	240
–	Inpex Corp.	492
2	JSR Corp.	34
–	Kakaku.com, Inc.	122
4	Komatsu Ltd.	141
3	Matsui Securities Co., Ltd.	18
71	Mazda Motor Corp.	157
190	Mitsubishi UFJ Financial Group, Inc.	874
6	Mitsui & Co., Ltd.	110
6	Mitsui Fudosan Co., Ltd.	91
1	Murata Manufacturing Co., Ltd.	87
–	Ono Pharmaceutical Co., Ltd.	17
–	Rakuten, Inc.	328
6	Seven & I Holdings Co., Ltd.	150
6	Shin-Etsu Chemical Co., Ltd.	323
17	Shionogi & Co., Ltd.	286
27	Showa Denko K.K.	54
–	SMC Corp.	46
4	Softbank Corp.	171
9	Stanley Electric Co., Ltd.	156
155	Sumitomo Metal Industries	347
8	Tokai Rika Co., Ltd.	133
67	Tokyo Gas Co., Ltd.	307
8	Toyoda Gosei Co., Ltd.	169
16	Toyota Motor Corp.	616
11	Ube Industries Ltd.	35
		7,053
	Kazakhstan - 0.1%
5	Kazmunaigas Exploration §	101

	Liechtenstein - 0.2%
1	Verwalt & Privat-Bank AG	156

	Luxembourg - 0.6%
3	ArcelorMittal ADR	101
7	Evraz Group S.A. §	267
3	Millicom International Cellular S.A.	267
1	SES Global S.A.	37
		672
	Malaysia - 0.3%
197	AirAsia Berhad ●	174
145	Masterskill Education Group	92
		266
	Mexico - 0.5%
8	America Movil S.A. de C.V. ADR	457
18	Grupo Modelo S.A.B.	106
		563

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Netherlands - 1.4%
3	Akzo Nobel N.V.	$187
4	ASML Holding N.V. ●	186
4	ASML Holding N.V. ADR ●	187
3	Elsevier N.V.	34
2	European Aeronautic Defence and Space Co.
	N.V.	50
20	ING Groep N.V.	259
9	ING Groep N.V. ADR	115
1	Koninklijke DSM N.V.	53
6	SBM Offshore N.V.	164
6	VimpelCom Ltd. ADR	81
1	Wolters Kluwer N.V.	27
		1,343
	Norway - 1.2%
26	DNB Nor ASA	400
3	Frontline Ltd.	74
17	Statoil ASA	473
20	Telenor ASA	336
		1,283
	Papua New Guinea - 0.1%
18	Oil Search Ltd.	136

	Philippines - 0.1%
88	Metropolitan Bank and Trust ●	130

	Poland - 0.0%
1	Warsaw Stock Exchange ●	24

	Russia - 0.6%
7	Mobile Telesystems OJSC ADR	140
13	OAO Gazprom Class S ADR	431
8	OAO Rosneft Oil Co. GDR §	69
		640
	Singapore - 1.3%
41	Capitacommercial Trust	45
387	China Minzhong Food Corp., Ltd. ●	501
52	Ezra Holdings Ltd.	72
73	Hutchinson Port Holdings Trust ●	72
24	Indofood Agri Resources Ltd. ●	42
38	Olam International Ltd.	85
71	Oversea-Chinese Banking Corp., Ltd.	543
		1,360
	South Africa - 0.2%
7	MTN Group Ltd.	147
2	Sasol Ltd. ADR	126
		273
	South Korea - 0.6%
4	KT Corp. ADR	78
1	LG Household & Health Care Ltd.	258
–	Samsung Electronics Co., Ltd.	267
3	SK Telecom Co., Ltd. ADR	61
		664
	Spain - 0.7%
4	Almirall S.A.	43
6	Industria de Diseno Textil S.A.	445
84	SOS Corporacion Alimentaria S.A.	80
3	Telefonica S.A. ADR	64
		632
	Sweden - 0.2%
3	Swedish Match Ab	91
14	Telia Ab	125
		216
	Switzerland - 2.4%
6	Bank Sarasin & Cie AG	247
1	Banque Cantonale Vaudoise	297
1	CIE Financiere Richemont S.A.	84
4	Credit Suisse Group AG	153
12	Julius Baer Group Ltd.	529
1	Roche Holding AG	157
7	Swiss Re	389
40	UBS AG	715
		2,571
	Taiwan - 0.6%
51	Advanced Semiconductor Engineering, Inc.	55
28	Chroma Ate, Inc.	90
33	Delta Electronics, Inc.	130
4	High Technology Computer Corp.	153
36	Hon Hai Precision Industry Co., Ltd.	125
3	Hon Hai Precision Industry Co., Ltd. GDR §	23
74	Synnex Technology International Corp.	172
		748
	Thailand - 0.8%
123	Bangkok Bank plc	705
25	Thai Oil PCL	69
		774
	Turkey - 0.2%
23	Turkiye Garanti Bankasi A.S.	106
71	Turkiye Sinai Kalkinma Bankasi A.S.	125
		231
	United Kingdom - 7.5%
69	Aberdeen Asset Management plc	235
15	Anglo American plc	764
4	AstraZeneca plc	173
4	AstraZeneca plc ADR	205
13	BAE Systems plc	69
111	Barclays Bank plc	496
33	BG Group plc	820
11	BHP Billiton plc	446
63	BP plc	460
6	BP plc ADR	250
12	British American Tobacco plc	466
8	Britvic plc	49
2	Croda International plc	52
15	HSBC Holdings plc	152
16	Imperial Tobacco Group plc	487
7	International Power plc	35
16	Kingfisher plc	64
13	Land Securities Group plc	156
13	National Grid plc	122
2	Pearson plc	34
15	Prudential plc	171
14	PureCircle Ltd. ●	25
2	Reed Elsevier Capital, Inc.	17

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	United Kingdom - 7.5% - (continued)
22	Rexam plc	$131
6	Rio Tinto plc	418
9	Rolls-Royce Group plc	91
4	Severn Trent plc	104
32	Standard Chartered plc	839
35	Tesco plc	211
5	Vedanta Resources plc	210
91	Vodafone Group plc	260
1	WPP plc	9
3	Xstrata plc	68
		8,089
	United States - 48.6%
8	Accenture plc	447
6	ACE Ltd.	420
2	Acorda Therapeutics, Inc. ●	37
2	Activision Blizzard, Inc.	22
2	ADTRAN, Inc.	70
7	Advance Automotive Parts, Inc.	436
4	Aetna, Inc.	152
3	Agilent Technologies, Inc. ●	150
2	Air Products and Chemicals, Inc.	170
3	Akamai Technologies, Inc. ●	124
5	Alkermes, Inc. ●	61
2	Alliance Data Systems Corp. ●	199
1	Allscripts Healthcare Solutions, Inc. ●	20
–	Alpha Natural Resources, Inc. ●	23
10	Altria Group, Inc.	271
4	Amazon.com, Inc. ●	801
3	American Assets Trust, Inc.	68
–	American Tower Corp. Class A ●	16
10	Ameriprise Financial, Inc.	609
2	Amerisource Bergen Corp.	74
2	AMETEK, Inc.	67
2	Amgen, Inc. ●	99
15	Amylin Pharmaceuticals, Inc. ●	174
5	Anadarko Petroleum Corp.	410
1	Analog Devices, Inc.	55
2	AON Corp.	106
4	Apple, Inc. ●	1,424
8	Applied Micro Circuits Corp. ●	85
2	Ariba, Inc. ●	63
13	Automatic Data Processing, Inc.	661
2	Auxilium Pharmaceuticals, Inc. ●	45
60	Bank of America Corp.	803
16	BB&T Corp.	445
1	BlackRock, Inc.	130
7	BMC Software, Inc. ●	363
4	Boeing Co.	326
10	Boston Scientific Corp. ●	69
4	Cabot Oil & Gas Corp.	190
4	Cardinal Health, Inc.	157
1	Carlisle Cos., Inc.	30
3	Carpenter Technology Corp.	136
2	Caterpillar, Inc.	185
2	Cavium Networks, Inc. ●	77
5	CBS Corp. Class B	137
1	Celanese Corp.	33
4	Celgene Corp. ●	253
21	Cental Euro Distribution Corp. ●	237
2	Cephalon, Inc. ●	188
5	CF Industries Holdings, Inc.	707
4	Charles Schwab Corp.	67
1	Charm Communications, Inc. ●	8
5	Chesapeake Energy Corp.	169
3	CIGNA Corp.	114
2	Citizens & Northern Corp.	29
53	Citizens Republic Bancorp, Inc. ●	47
3	Citrix Systems, Inc. ●	193
–	Coach, Inc.	21
19	Cobalt International Energy ●	311
14	Comcast Corp. Class A	358
6	Comcast Corp. Special Class A	147
1	ConocoPhillips Holding Co.	72
10	Consol Energy, Inc.	516
2	Con-way, Inc.	81
3	Cooper Industries plc Class A	225
4	Covenant Transport ●	41
12	Covidien plc	626
4	Cree, Inc. ●	185
3	Crown Castle International Corp. ●	133
5	CVS/Caremark Corp.	155
4	Danaher Corp.	208
4	Delta Air Lines, Inc. ●	43
2	DirecTV Class A ●	81
1	Discovery Communications, Inc. ●	22
1	Dover Corp.	42
7	Dow Chemical Co.	254
1	DreamWorks Animation SKG, Inc. ●	30
1	Eastman Chemical Co.	63
17	eBay, Inc. ●	523
11	Eli Lilly & Co.	396
22	EMC Corp. ●	587
3	Emerson Electric Co.	164
5	Emulex Corp. ●	50
2	EOG Resources, Inc.	210
–	Equinix, Inc. ●	15
6	Euronet Worldwide, Inc. ●	116
5	Exelixis, Inc. ●	53
1	Exlservice Holdings, Inc. ●	32
3	Exxon Mobil Corp.	273
3	FedEx Corp.	319
10	First Horizon National Corp.	115
3	FMC Corp.	233
6	Forest City Enterprises, Inc. Class A ●	115
11	Forest Laboratories, Inc. ●	360
42	Frontier Communications Corp.	346
5	Gap, Inc.	111
24	General Electric Co.	485
9	General Mills, Inc.	343
2	Genesee & Wyoming, Inc. Class A ●	91
3	Genpact Ltd. ●	40
4	Gilead Sciences, Inc. ●	161
1	Global Payments, Inc.	37
–	Goldman Sachs Group, Inc.	49
1	Google, Inc. ●	656
6	Green Plains Renewable Energy ●	71

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	United States - 48.6% - (continued)
1	HCA Holdings, Inc. ●	$34
2	HCP, Inc.	57
3	Hisoft Technology International Ltd. ●	47
13	Home Depot, Inc.	470
6	Honeywell International, Inc.	344
–	Huntington Ingalls Industries, Inc. ●	14
3	Huron Consulting Group, Inc. ●	80
2	IBM Corp.	352
3	IDACORP, Inc.	102
2	IDEX Corp.	75
4	Illinois Tool Works, Inc.	239
10	Imperial Holdings, Inc. ●	106
3	Informatica Corp. ●	146
7	Ingersoll-Rand plc	326
5	Invesco Ltd.	130
1	Ironwood Pharmaceuticals, Inc. ●	13
1	ITC Holdings Corp.	89
9	J.B. Hunt Transport Services, Inc.	431
3	James River Coal Co. ●	66
3	JP Morgan Chase & Co.	157
2	Juniper Networks, Inc. ●	84
4	Kansas City Southern ●	228
3	Kohl's Corp.	144
19	Kraft Foods, Inc.	602
27	Leap Wireless International, Inc. ●	426
14	Lender Processing Services	456
3	Liberty Global, Inc. ●	139
2	Life Technologies Corp. ●	114
3	Lockheed Martin Corp.	212
6	Lorillard, Inc.	553
24	Lowe's Co., Inc.	636
44	LSI Corp. ●	297
1	M&T Bank Corp.	80
16	Macy's, Inc.	382
5	Marsh & McLennan Cos., Inc.	149
12	Maxim Integrated Products, Inc.	302
7	McKesson Corp.	589
4	Medicines Co. ●	70
7	Medtronic, Inc.	263
19	Merck & Co., Inc.	637
2	MetLife, Inc.	81
11	MetroPCS Communications, Inc. ●	184
4	Microsoft Corp.	93
–	Monsanto Co.	34
12	Mosaic Co.	929
6	Mylan, Inc. ●	135
3	N.V. Energy, Inc.	48
8	National Financial Partners Corp. ●	124
1	National Fuel Gas Co.	78
2	National Oilwell Varco, Inc.	119
12	News Corp. Class A	209
11	NextEra Energy, Inc.	631
4	NII Holdings, Inc. Class B ●	174
–	NIKE, Inc. Class B	25
2	Nordstrom, Inc.	110
10	Northeast Utilities	339
2	Northrop Grumman Corp.	128
19	NVIDIA Corp. ●	347
2	Occidental Petroleum Corp.	173
10	Omega Protein Corp. ●	139
1	Omnicom Group, Inc.	57
1	Onyx Pharmaceuticals, Inc. ●	47
27	Oracle Corp.	901
7	Owens-Illinois, Inc. ●	209
1	Parker-Hannifin Corp.	85
4	Pentair, Inc.	158
15	PepsiCo, Inc.	948
46	Pfizer, Inc.	929
8	PG&E Corp.	362
–	Pharmasset, Inc. ●	33
10	Philip Morris International, Inc.	685
1	Pinnacle West Capital Corp.	60
1	Pioneer Natural Resources Co.	81
2	PNC Financial Services Group, Inc.	124
2	Polycom, Inc. ●	108
2	Praxair, Inc.	161
1	Priceline.com, Inc. ●	386
4	Principal Financial Group, Inc.	125
20	Progressive Corp.	414
4	Prudential Financial, Inc.	216
2	QLogic Corp. ●	41
9	Qualcomm, Inc.	474
4	Quality Distribution, Inc. ●	47
9	Qwest Communications International, Inc.	63
2	Range Resources Corp.	116
4	Raytheon Co.	179
–	Reald, Inc. ●	10
3	Regeneron Pharmaceuticals, Inc. ●	128
1	Rigel Pharmaceuticals, Inc. ●	7
1	Rock Tenn Co. Class A	56
1	Salesforce.com, Inc. ●	144
2	Salix Pharmaceuticals Ltd. ●	56
13	Sapient Corp. ●	150
–	SBA Communications Corp. ●	16
1	Schlumberger Ltd.	128
4	Seattle Genetics, Inc. ●	68
2	SEI Investments Co.	48
1	Sempra Energy	69
1	Sherwin-Williams Co.	50
2	Skyworks Solutions, Inc. ●	78
16	Smithfield Foods, Inc. ●	395
2	Solutia, Inc. ●	62
3	Southern Co.	99
3	Southwestern Energy Co. ●	143
5	St. Jude Medical, Inc.	232
1	Stanley Black & Decker, Inc.	49
11	Staples, Inc.	205
6	Steel Dynamics, Inc.	116
–	Strayer Education, Inc.	13
1	Stryker Corp.	81
4	Target Corp.	204
1	Temple-Inland, Inc.	30
6	Teradata Corp. ●	283
3	Tesoro Corp. ●	72
5	Thermo Fisher Scientific, Inc. ●	252
3	Time Warner Cable, Inc.	201

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	United States - 48.6% - (continued)
1	Time Warner, Inc.		$53
1	Transocean, Inc. ●		69
11	TW Telecom, Inc. ●		203
2	Ultra Petroleum Corp. ●		112
3	United Continental Holdings, Inc. ●		65
2	United Parcel Service, Inc. Class B		129
4	United Technologies Corp.		348
21	UnitedHealth Group, Inc.		949
16	Unum Group		417
41	Vantage Drilling Co. ●		73
3	VeriSign, Inc.		102
2	Vertex Pharmaceuticals, Inc. ●		98
1	Viacom, Inc. Class B		26
1	Virgin Media, Inc.		34
2	Visa, Inc.		120
–	VMware, Inc. ●		33
10	Walt Disney Co.		436
1	Watson Pharmaceuticals, Inc. ●		33
1	Wellcare Health Plans, Inc. ●		46
1	Wellpoint, Inc.		40
30	Wells Fargo & Co.		950
1	WESCO International, Inc. ●		85
32	Western Union Co.		664
1	Whiting Petroleum Corp. ●		104
3	Worthington Industries, Inc.		55
4	Xcel Energy, Inc.		89
3	Xilinx, Inc.		95
			51,640
	Total common stocks
	(cost $88,137)		$105,040

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
11	Banco Itau Holding		$253

	Total preferred stocks
	(cost $113)		$253

WARRANTS - 0.0%
	Canada - 0.0%
1	GLG Life Technology Corp. ⌂		$–
14	Quest Rare Minerals Ltd. ⌂		14
			14
	India - 0.0%
3	Power Grid Corp. of India Ltd. ⌂		8

	Total warrants
	(cost $7)		$22

	Total long-term investments
	(cost $88,257)		$105,315

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $27,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $28)
$27	0.14%, 3/31/2011		$27
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $166, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $169)
166	0.14%, 3/31/2011		166
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $174,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $178)
174	0.15%, 3/31/2011		174
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $1)
1	0.10%, 3/31/2011		1
			368
	Total short-term investments
	(cost $368)		$368

	Total investments
	(cost $88,625) ▲	99.7%	$105,683
	Other assets and liabilities	0.3%	326
	Total net assets	100.0%	$106,009

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 50.8% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $91,365 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,428
Unrealized Depreciation	(4,110)
Net Unrealized Appreciation	$14,318

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $411, which represents 0.39% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2011, the aggregate value of these securities amounted to $460, which represents 0.43% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2011	1	GLG Life Technology Corp. Warrants	$–
11/2010	3	Power Grid Corp. of India Ltd. Warrants - 144A	7
10/2010	14	Quest Rare Minerals Ltd. Warrants	–

The aggregate value of these securities at March 31, 2011, was $22, which represents 0.02% of total net assets.

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	CS First Boston	Buy	$21	$21	04/01/2011	$–
British Pound	Barclay Investments	Sell	1	1	04/01/2011	–
British Pound	Barclay Investments	Sell	6	6	04/05/2011	–
British Pound	CS First Boston	Sell	9	9	04/01/2011	–
Canadian Dollar	Morgan Stanley	Sell	–	–	04/04/2011	–
Euro	Barclay Investments	Sell	4	4	04/01/2011	–
Euro	Barclay Investments	Sell	–	–	04/05/2011	–
Euro	Barclay Investments	Buy	22	22	04/04/2011	–
Euro	Deutsche Bank Securities	Sell	50	50	04/04/2011	–
Euro	State Street Global Markets LLC	Sell	27	27	04/01/2011	–
Euro	State Street Global Markets LLC	Buy	128	127	04/01/2011	1
Hong Kong Dollar	Citibank	Buy	126	126	04/04/2011	–
Hong Kong Dollar	Citibank	Sell	1	1	04/01/2011	–
Hong Kong Dollar	Citibank	Sell	12	12	04/04/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	86	86	04/01/2011	–
Japanese Yen	Deutsche Bank Securities	Sell	38	38	04/01/2011	–
Japanese Yen	Deutsche Bank Securities	Buy	7	7	04/01/2011	–
Japanese Yen	JP Morgan Securities	Sell	759	773	08/05/2011	14
Japanese Yen	RBS Securities	Sell	1	1	04/01/2011	–
Japanese Yen	Westpac International	Buy	57	60	08/05/2011	(3)
Japanese Yen	Westpac International	Sell	421	443	03/15/2012	22
Norwegian Krone	Banc of America Securities	Buy	23	23	04/04/2011	–
Singapore Dollar	BNP Paribas Securities	Sell	8	8	04/05/2011	–
Singapore Dollar	Morgan Stanley	Sell	36	36	04/04/2011	–
South African Rand	JP Morgan Securities	Sell	2	2	04/04/2011	–
Swedish Krona	UBS AG	Sell	180	179	04/01/2011	(1)
Swiss Franc	Standard Chartered Bank	Buy	19	19	04/04/2011	–
						$33

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of March 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.3%
Banks (Financials)	10.3
Capital Goods (Industrials)	5.6
Commercial & Professional Services (Industrials)	0.1
Consumer Durables & Apparel (Consumer Discretionary)	0.4
Consumer Services (Consumer Discretionary)	0.2
Diversified Financials (Financials)	4.5
Energy (Energy)	10.7
Food & Staples Retailing (Consumer Staples)	0.7
Food, Beverage & Tobacco (Consumer Staples)	6.9
Health Care Equipment & Services (Health Care)	3.2
Household & Personal Products (Consumer Staples)	0.2
Insurance (Financials)	3.6
Materials (Materials)	10.5
Media (Consumer Discretionary)	2.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.1
Real Estate (Financials)	0.9
Retailing (Consumer Discretionary)	5.0
Semiconductors & Semiconductor Equipment (Information Technology)	2.6
Software & Services (Information Technology)	7.3
Technology Hardware & Equipment (Information Technology)	3.9
Telecommunication Services (Services)	4.7
Transportation (Industrials)	2.2
Utilities (Utilities)	4.3
Short-Term Investments	0.3
Other Assets and Liabilities	0.3
Total	100.0%

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$1,026	$298	$728	$–
Austria	191	–	191	–
Belgium	629	45	584	–
Brazil	3,319	3,319	–	–
Canada	4,365	4,365	–	–
China	1,151	807	344	–
Denmark	816	236	580	–
Finland	149	–	149	–
France	4,454	–	4,454	–
Germany	1,805	137	1,668	–
Hong Kong	3,698	1,168	2,530	–
India	1,651	356	1,295	–
Indonesia	577	–	577	–
Ireland	438	351	87	–
Israel	716	716	–	–
Italy	490	236	254	–
Japan	7,053	240	6,813	–
Kazakhstan	101	101	–	–
Liechtenstein	156	156	–	–
Luxembourg	672	635	37	–
Malaysia	266	–	266	–
Mexico	563	563	–	–
Netherlands	1,343	383	960	–
Norway	1,283	–	1,283	–
Papua New Guinea	136	–	136	–
Philippines	130	–	130	–
Poland	24	24	–	–
Russia	640	640	–	–
Singapore	1,360	72	1,288	–
South Africa	273	126	147	–
South Korea	664	397	267	–
Spain	632	144	488	–
Sweden	216	–	216	–
Switzerland	2,571	247	2,324	–
Taiwan	748	23	725	–
Thailand	774	69	705	–
Turkey	231	–	231	–
United Kingdom	8,089	455	7,634	–
United States	51,640	51,640	–	–
Total	105,040	67,949	37,091	–
Preferred Stocks	253	253	–	–
Warrants	22	8	14	–
Short-Term Investments	368	–	368	–
Total	$105,683	$68,210	$37,473	$–
Foreign Currency Contracts*	37	–	37	–
Total	$37	$–	$37	$–
Liabilities:
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS – 99.6%
	Automobiles & Components - 4.7%
302	Ford Motor Co. ●	$4,509
159	Harley-Davidson, Inc.	6,777
223	Johnson Controls, Inc.	9,277
		20,563
	Banks - 1.6%
222	Wells Fargo & Co.	7,035

	Capital Goods - 9.9%
64	AMETEK, Inc.	2,824
47	Caterpillar, Inc.	5,215
53	Cummins, Inc.	5,852
88	Eaton Corp.	4,874
94	Illinois Tool Works, Inc.	5,047
63	Joy Global, Inc.	6,216
147	PACCAR, Inc.	7,704
16	Precision Castparts Corp.	2,330
25	Siemens AG ADR	3,375
		43,437
	Consumer Durables & Apparel - 4.5%
108	Coach, Inc.	5,619
44	Fossil, Inc. ●	4,133
35	Lululemon Athletica, Inc. ●	3,077
54	Polo Ralph Lauren Corp.	6,686
		19,515
	Consumer Services - 1.8%
88	Las Vegas Sands Corp. ●	3,695
50	MGM Resorts International ●	651
94	Starbucks Corp.	3,475
		7,821
	Diversified Financials - 3.9%
47	American Express Co.	2,125
113	Ameriprise Financial, Inc.	6,905
41	BlackRock, Inc.	8,156
		17,186
	Energy - 9.5%
82	Anadarko Petroleum Corp.	6,742
106	Consol Energy, Inc.	5,681
95	ENSCO International plc	5,485
56	EOG Resources, Inc.	6,666
63	National Oilwell Varco, Inc.	4,978
22	Occidental Petroleum Corp.	2,311
103	Schlumberger Ltd.	9,621
		41,484
	Food, Beverage & Tobacco - 3.1%
212	Green Mountain Coffee Roasters, Inc. ●	13,717

	Health Care Equipment & Services - 1.7%
75	Covidien plc	3,914
150	Hologic, Inc. ●	3,337
		7,251
	Insurance - 1.4%
154	Lincoln National Corp.	4,612
62	Progressive Corp.	1,303
		5,915
	Materials - 4.7%
75	Freeport-McMoRan Copper & Gold, Inc.	4,150
104	Monsanto Co.	7,511
65	Mosaic Co.	5,150
55	Rio Tinto plc ADR	3,892
		20,703
	Media - 3.9%
470	News Corp. Class A	8,253
1,235	Sirius XM Radio, Inc. w/ Rights ●	2,050
151	Walt Disney Co.	6,520
		16,823
	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
172	Agilent Technologies, Inc. ●	7,716
47	Teva Pharmaceutical Industries Ltd. ADR	2,348
		10,064
	Retailing - 5.3%
76	Abercrombie & Fitch Co. Class A	4,484
13	Amazon.com, Inc. ●	2,272
196	Lowe's Co., Inc.	5,184
17	Priceline.com, Inc. ●	8,399
151	Staples, Inc.	2,925
		23,264
	Semiconductors & Semiconductor Equipment - 9.4%
379	Altera Corp.	16,668
185	Analog Devices, Inc.	7,268
194	Broadcom Corp. Class A	7,653
100	Skyworks Solutions, Inc. ●	3,256
178	Texas Instruments, Inc.	6,167
		41,012
	Software & Services - 16.0%
52	Accenture plc	2,856
61	Alliance Data Systems Corp. ●	5,231
131	BMC Software, Inc. ●	6,504
135	Citrix Systems, Inc. ●	9,927
63	Cognizant Technology Solutions Corp. ●	5,166
459	eBay, Inc. ●	14,239
451	Oracle Corp.	15,066
58	Rovi Corp. ●	3,099
79	VeriSign, Inc.	2,861
24	VMware, Inc. ●	1,952
145	Western Union Co.	3,014
		69,915
	Technology Hardware & Equipment - 15.5%
24	Acme Packet, Inc. ●	1,677
70	Apple, Inc. ●	24,491
49	Dolby Laboratories, Inc. Class A ●	2,399
460	EMC Corp. ●	12,200
27	F5 Networks, Inc. ●	2,721
193	Juniper Networks, Inc. ●	8,131
126	NetApp, Inc. ●	6,077
182	Qualcomm, Inc.	9,974
		67,670
	Transportation - 0.4%
25	C.H. Robinson Worldwide, Inc.	1,860

	Total common stocks
	(cost $323,971)	$435,235

	Total long-term investments
	(cost $323,971)	$435,235

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $169,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $173)
$169	0.14%, 3/31/2011		$169
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1,025, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $1,045)
1,025	0.14%, 3/31/2011		1,025
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $1,080,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $1,102)
1,080	0.15%, 3/31/2011		1,080
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $5, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $5)
5	0.10%, 3/31/2011		5
			2,279
	Total short-term investments
	(cost $2,279)		$2,279

	Total investments
	(cost $326,250) ▲	100.1%	$437,514
	Other assets and liabilities	(0.1)%	(465)
	Total net assets	100.0%	$437,049

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.2% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $329,442 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$113,410
Unrealized Depreciation	(5,338)
Net Unrealized Appreciation	$108,072

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$435,235	$435,235	$–	$–
Short-Term Investments	2,279	–	2,279	–
Total	$437,514	$435,235	$2,279	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Banc of America Large Loan
$4,732	2.00%, 11/15/2015 ■Δ	$4,478
	Soundview NIM Trust
2,490	0.00%, 12/25/2036 ⌂●	–
		4,478
	Total asset & commercial mortgage backed
	securities
	(cost $6,818)	$4,478

CORPORATE BONDS: INVESTMENT GRADE - 1.3%
	Computer and Electronic Product Manufacturing - 0.4%
	Seagate Technology International
$2,641	10.00%, 05/01/2014 ■	$3,077

	Information - 0.9%
	Qwest Corp.
3,107	7.25%, 10/15/2035 ‡	3,153
	Verizon Communications, Inc.
3,950	0.92%, 03/28/2014 Δ	3,971
		7,124
	Total corporate bonds: investment grade
	(cost $9,334)	$10,201

CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8%
	Accommodation and Food Services - 4.2%
	Harrah's Operating Co., Inc.
$1,058	11.25%, 06/01/2017	$1,202
	Marina District Finance Co., Inc.
2,278	9.50%, 10/15/2015 ■	2,383
	MGM Mirage, Inc.
12,653	11.13%, 11/15/2017	14,488
	MGM Resorts International
11,960	11.38%, 03/01/2018	13,276
	Wynn Las Vegas LLC
1,379	7.75%, 08/15/2020	1,462
		32,811
	Administrative Waste Management and Remediation - 0.6%
	Bankrate, Inc.
1,812	11.75%, 07/15/2015 ■	2,061
	EnergySolutions, Inc.
2,256	10.75%, 08/15/2018 ■	2,504
		4,565
	Agriculture, Forestry, Fishing and Hunting - 0.7%
	American Seafood Group LLC
3,352	10.75%, 05/15/2016 ■	3,637
2,095	15.00%, 05/15/2017 ■‡	2,149
		5,786
	Air Transportation - 0.4%
	Continental Airlines, Inc.
2,911	7.37%, 12/15/2015	2,918
	United Air Lines, Inc.
507	9.88%, 08/01/2013 ■	535
		3,453
	Apparel Manufacturing - 0.5%
	Quiksilver, Inc.
4,222	6.88%, 04/15/2015	4,159

	Arts, Entertainment and Recreation - 10.0%
	Ameristar Casinos, Inc.
851	7.50%, 04/15/2021 ■ ☼	844
	Bresnan Broadband Holdings LLC
2,282	8.00%, 12/15/2018 ■	2,408
	Cenveo, Inc.
2,993	10.50%, 08/15/2016 ■	3,008
	Cequel Communication LLC
3,061	8.63%, 11/15/2017 ■	3,191
	Citadel Broadcasting Corp.
3,325	7.75%, 12/15/2018 ■	3,604
	Citycenter Holdings LLC
2,515	10.75%, 01/15/2017 ■	2,544
	Clubcorp Club Operations, Inc.
3,259	10.00%, 12/01/2018 ■	3,275
	Downstream Development Authority
3,504	12.00%, 10/15/2015 ■	3,697
	FireKeepers Development Authority
7,339	13.88%, 05/01/2015 ■	8,697
	First Data Corp.
6,008	10.55%, 09/24/2015	6,224
	Knight Ridder, Inc.
11,131	6.88%, 03/15/2029	7,875
	McClatchy Co.
5,777	11.50%, 02/15/2017	6,499
	NAI Entertainment Holdings LLC
1,634	8.25%, 12/15/2017 ■	1,748
	TL Acquisitions, Inc.
2,990	13.25%, 07/15/2015 ■	3,140
	UPC Germany GMBH
2,930	8.13%, 12/01/2017 ■	3,084
	Virgin Media Finance plc
2,595	9.50%, 08/15/2016	2,952
	Virgin Media, Inc.
2,960	6.50%, 11/15/2016 ۞	5,013
	XM Satellite Radio, Inc.
3,299	7.63%, 11/01/2018 ■	3,480
6,550	13.00%, 08/01/2013 ■	7,778
		79,061
	Chemical Manufacturing - 1.9%
	Eastman Kodak Co.
4,045	10.63%, 03/15/2019 ■	4,065
	Ferro Corp.
3,063	7.88%, 08/15/2018	3,247
	Ineos Group Holdings plc
3,280	8.50%, 02/15/2016 ■	3,309
	Lyondell Chemical Co.
4,181	11.00%, 05/01/2018	4,693
		15,314
	Computer and Electronic Product Manufacturing - 2.6%
	Advanced Micro Devices, Inc.
2,329	8.13%, 12/15/2017 ‡	2,422
	Magnachip Semiconductor
2,703	10.50%, 04/15/2018	3,020

1

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Computer and Electronic Product Manufacturing - 2.6% -
	(continued)
	Nextel Communications, Inc.
$3,104	7.38%, 08/01/2015	$3,116
	Seagate HDD Cayman
3,020	7.75%, 12/15/2018 ■	3,126
	Sorenson Communications
2,255	10.50%, 02/01/2015 ■	1,680
	Spansion LLC
2,623	7.88%, 11/15/2017 ■	2,669
	Stratus Technologies, Inc.
1,831	12.00%, 03/29/2015 ⌂	1,687
	Viasystems, Inc.
2,160	12.00%, 01/15/2015 ■	2,441
		20,161
	Construction - 1.0%
	D.R. Horton, Inc.
2,250	6.50%, 04/15/2016	2,351
	KB Home & Broad Home Corp.
2,515	6.25%, 06/15/2015	2,490
	Pulte Homes, Inc.
3,446	7.88%, 06/15/2032	3,179
		8,020
	Educational Services - 0.3%
	Laureate Education, Inc.
2,587	10.00%, 08/15/2015 ■	2,723

	Fabricated Metal Product Manufacturing - 0.3%
	BWAY Holding Co.
2,072	10.00%, 06/15/2018 ■	2,279

	Finance and Insurance - 12.8%
	Ally Financial, Inc.
4,390	7.50%, 09/15/2020 ■	4,681
3,648	8.30%, 02/12/2015	3,999
	CB Richard Ellis Service
2,645	11.63%, 06/15/2017	3,121
	CIT Group, Inc.
3,403	5.25%, 04/01/2014 ■	3,424
22,884	7.00%, 05/01/2017	22,913
	CNL Lifestyle Properties
1,651	7.25%, 04/15/2019 ■	1,639
	Ford Motor Credit Co.
4,260	12.00%, 05/15/2015	5,362
	Hub International Holdings, Inc.
2,134	9.00%, 12/15/2014 ■	2,230
778	10.25%, 06/15/2015 ■	805
	LBI Escrow Corp.
4,150	8.00%, 11/01/2017 ■	4,575
	Liberty Mutual Group, Inc.
4,041	10.75%, 06/15/2058 ■‡	5,253
	Penson Worldwide, Inc.
2,448	12.50%, 05/15/2017 ■	2,534
	Pinafore LLC
1,885	9.00%, 10/01/2018 ■	2,045
	Provident Funding Associates L.P.
2,278	10.13%, 02/15/2019 ■	2,378
5,006	10.25%, 04/15/2017 ■	5,582
	Residential Capital LLC
3,920	9.63%, 05/15/2015	3,954
	Springleaf Finance Corp.
22,581	6.90%, 12/15/2017	20,633
	UPCB Finance III Ltd.
3,205	6.63%, 07/01/2020 ■	3,141
	Vantage Drilling Co.
2,469	11.50%, 08/01/2015 ■	2,741
		101,010
	Food Manufacturing - 1.8%
	Blue Merger Sub, Inc.
3,255	7.63%, 02/15/2019 ■	3,300
	Dole Food Co., Inc.
3,895	13.88%, 03/15/2014	4,713
	Smithfield Foods, Inc.
5,304	10.00%, 07/15/2014	6,245
		14,258
	Food Services - 0.6%
	Landry's Restaurants, Inc.
4,101	11.63%, 12/01/2015	4,419

	Health Care and Social Assistance - 6.0%
	Alere, Inc.
2,919	7.88%, 02/01/2016	3,047
	Aurora Diagnostics Holdings
3,197	10.75%, 01/15/2018 ■	3,293
	Biomet, Inc.
3,534	10.38%, 10/15/2017	3,883
	HCA, Inc.
11,204	7.50%, 11/15/2095	9,187
2,696	8.50%, 04/15/2019	2,992
7,855	9.25%, 11/15/2016	8,454
	IASIS Healthcare Capital Corp.
3,707	8.75%, 06/15/2014 ‡	3,786
	LifePoint Hospitals, Inc.
3,151	6.63%, 10/01/2020 ■	3,230
	Rite Aid Corp.
2,797	10.25%, 10/15/2019	3,059
	Valeant Pharmaceuticals International
3,068	7.00%, 10/01/2020 ■	2,976
	Warner Chilcott, Inc.
3,563	7.75%, 09/15/2018 ■	3,732
		47,639
	Information - 10.0%
	Avaya, Inc.
1,009	10.13%, 11/01/2015	1,032
	Charter Communications Holdings II LLC
3,836	13.50%, 11/30/2016	4,594
	Citizens Communications Co.
3,284	7.88%, 01/15/2027	3,136
	Clearwire Corp.
4,447	12.00%, 12/01/2015 ■	4,802
	Evertec, Inc.
2,483	11.00%, 10/01/2018 ■	2,651
	GXS Worldwide, Inc.
3,032	9.75%, 06/15/2015	3,085

2

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Information - 10.0% - (continued)
	Intelsat Bermuda Ltd.
$3,627	11.50%, 02/04/2017	$3,980
	Intelsat Intermediate Holdings Ltd.
8,302	9.50%, 02/01/2015	8,593
	Intelsat Jackson Holdings Ltd.
5,650	8.50%, 11/01/2019 ■	6,074
8,928	11.50%, 06/15/2016	9,575
	Kabel Baden Wurttemberg GMBH & Co.
1,291	7.50%, 03/15/2019 ■	1,323
	Level 3 Financing, Inc.
10,158	10.00%, 02/01/2018	10,171
	PAETEC Holding Corp.
3,012	9.88%, 12/01/2018 ■	3,178
	Sprint Capital Corp.
3,791	8.75%, 03/15/2032	4,032
	Trilogy International Partners LLC
3,880	10.25%, 08/15/2016 ■	4,016
	Videotron Ltee
2,780	9.13%, 04/15/2018	3,120
	Wind Acquisition Finance S.A.
2,087	11.75%, 07/15/2017 ■	2,400
	Windstream Corp.
3,495	7.75%, 10/01/2021 ■	3,552
		79,314
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
4,331	7.88%, 12/01/2017 ■	4,813

	Mining - 1.1%
	FMG Resources Pty Ltd.
4,722	7.00%, 11/01/2015 ■	4,899
	International Coal Group, Inc.
3,551	9.13%, 04/01/2018	4,030
		8,929
	Miscellaneous Manufacturing - 1.0%
	BE Aerospace, Inc.
2,353	6.88%, 10/01/2020	2,435
	Reynolds Group Issuer, Inc.
2,066	7.13%, 04/15/2019 ■	2,118
2,985	9.00%, 04/15/2019 ■	3,089
		7,642
	Motor Vehicle & Parts Manufacturing - 1.7%
	Dana Holding Corp.
1,655	6.50%, 02/15/2019	1,647
	Ford Motor Co.
1,775	7.50%, 08/01/2026	1,782
4,591	9.22%, 09/15/2021	5,297
	TRW Automotive, Inc.
2,309	3.50%, 12/01/2015 ۞ ■	4,621
		13,347
	Paper Manufacturing - 2.1%
	Clearwater Paper Corp.
1,264	7.13%, 11/01/2018 ■	1,324
	Domtar Corp.
4,172	10.75%, 06/01/2017	5,215
	Georgia-Pacific LLC
3,361	8.88%, 05/15/2031	4,059
	Mercer International, Inc.
2,579	9.50%, 12/01/2017 ■	2,824
	New Page Corp.
1,888	10.00%, 05/01/2012	1,251
	Westvaco Corp.
2,029	8.20%, 01/15/2030	2,165
		16,838
	Petroleum and Coal Products Manufacturing - 6.8%
	Alon Refinancing Krotz Springs, Inc.
3,658	13.50%, 10/15/2014	3,786
	Bill Barrett Corp.
1,925	9.88%, 07/15/2016 ‡	2,166
	Chaparral Energy, Inc.
2,703	9.88%, 10/01/2020 ■	3,000
	Chesapeake Energy Corp.
3,150	6.88%, 08/15/2018	3,426
	Concho Resources, Inc.
2,944	7.00%, 01/15/2021	3,099
	Denbury Resources, Inc.
2,307	9.75%, 03/01/2016	2,601
	Drummond Co., Inc.
2,873	9.00%, 10/15/2014 ■	3,045
	EV Energy Partners Finance
2,121	8.00%, 04/15/2019 ■	2,158
	Gibson Energy
2,336	10.00%, 01/15/2018	2,441
	Headwaters, Inc.
2,090	7.63%, 04/01/2019 ■	2,090
	James River Escrow, Inc.
850	7.88%, 04/01/2019 ■	880
	Key Energy Services, Inc.
1,670	6.75%, 03/01/2021	1,699
	Plains Exploration & Production Co.
4,207	10.00%, 03/01/2016	4,743
	Regency Energy Partners L.P.
2,804	9.38%, 06/01/2016	3,190
	Rosetta Resources, Inc.
2,758	9.50%, 04/15/2018	3,061
	Sandridge Energy, Inc.
2,504	7.50%, 03/15/2021 ■	2,598
	Star Gas Partners L.P.
847	8.88%, 12/01/2017	872
	Targa Resources Partners
2,701	11.25%, 07/15/2017	3,147
	Venoco, Inc.
2,144	8.88%, 02/15/2019 ■	2,144
	Western Refining, Inc.
3,452	11.25%, 06/15/2017 ■‡	3,901
		54,047
	Pipeline Transportation - 1.2%
	Dynegy Holdings, Inc.
4,948	7.75%, 06/01/2019	3,841
	El Paso Corp.
2,890	7.80%, 08/01/2031	3,206
	Energy Transfer Equity L.P.
2,463	7.50%, 10/15/2020	2,678
		9,725

3

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Plastics and Rubber Products Manufacturing - 0.6%
	Plastipak Holdings, Inc.
$2,076	10.63%, 08/15/2019 ■	$2,367
	Titan International, Inc.
2,372	7.88%, 10/01/2017 ■	2,514
		4,881
	Primary Metal Manufacturing - 1.3%
	Aleris International, Inc.
3,260	7.63%, 02/15/2018 ■‡	3,268
	Aperam
2,173	7.75%, 04/01/2018 ■	2,216
	Novelis, Inc.
4,228	8.38%, 12/15/2017 ■	4,577
		10,061
	Printing and Related Support Activities - 0.4%
	Harland Clarke Holdings
3,210	9.50%, 05/15/2015	3,174

	Professional, Scientific and Technical Services - 2.9%
	Affinion Group, Inc.
12,790	11.50%, 10/15/2015	13,493
6,604	11.63%, 11/15/2015 ■‡	6,720
	Global Geophysical Services, Inc.
2,506	10.50%, 05/01/2017	2,694
		22,907
	Rail Transportation - 0.3%
	RailAmerica, Inc.
2,118	9.25%, 07/01/2017	2,343

	Real Estate and Rental and Leasing - 3.1%
	Ashtead Capital, Inc.
3,520	9.00%, 08/15/2016 ■	3,705
	Avis Budget Car Rental LLC
3,582	9.63%, 03/15/2018	3,958
	International Lease Finance Corp.
5,070	8.88%, 09/01/2017	5,717
	Maxim Crane Works L.P.
3,119	12.25%, 04/15/2015 ■	3,220
	Realogy Corp.
2,386	11.75%, 04/15/2014	2,316
	RSC Equipment Rental, Inc.
3,058	8.25%, 02/01/2021 ■	3,180
	United Rentals North America, Inc.
2,198	8.38%, 09/15/2020	2,297
		24,393
	Retail Trade - 4.4%
	Building Materials Corp.
4,108	7.50%, 03/15/2020 ■	4,272
	Dollar General Corp.
3,693	11.88%, 07/15/2017	4,256
	Federated Retail Holdings, Inc.
2,228	6.38%, 03/15/2037	2,228
	Hillman Group, Inc.
2,579	10.88%, 06/01/2018	2,863
603	10.88%, 06/01/2018 ■	669
	J.C. Penney Co., Inc.
3,451	7.63%, 03/01/2097	3,089
	Ltd. Brands, Inc.
2,022	6.63%, 04/01/2021	2,068
	Nebraska Book Co.
2,903	10.00%, 12/01/2011	2,961
	Sears Holdings Corp.
4,331	6.63%, 10/15/2018 ■	4,201
	Supervalu, Inc.
2,442	8.00%, 05/01/2016	2,442
	Toys R Us, Inc.
2,999	7.38%, 09/01/2016 ■	3,141
	Uncle Acquisition Corp.
2,671	8.63%, 02/15/2019 ■	2,805
		34,995
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.4%
	Yankee Candle Co.
3,212	10.25%, 02/15/2016 ■	3,236

	Textile Product Mills - 0.3%
	Interface, Inc.
2,107	7.63%, 12/01/2018 ■	2,191

	Truck Transportation - 0.9%
	Swift Transportation Co., Inc.
6,601	12.50%, 05/15/2017 ■	7,113

	Utilities - 3.5%
	AES Corp.
2,729	9.75%, 04/15/2016 ‡	3,132
	Calpine Corp.
3,930	7.88%, 01/15/2023 ■	4,077
	Edison Mission Energy
6,929	7.00%, 05/15/2017	5,561
	Energy Future Intermediate Holding Co. LLC
4,091	10.00%, 12/01/2020	4,335
	NRG Energy, Inc.
7,723	8.50%, 06/15/2019	8,128
	Reliant Energy, Inc.
2,416	9.24%, 07/02/2017	2,622
		27,855
	Water Transportation - 0.5%
	NCL Corp., Ltd.
933	11.75%, 11/15/2016	1,078
	Ship Finance International Ltd.
2,882	8.50%, 12/15/2013	2,925
		4,003
	Wholesale Trade - 1.0%
	Spectrum Brands, Inc.
4,165	12.00%, 08/28/2019	4,644
	U.S. Foodservice, Inc.
2,943	10.25%, 06/30/2015 ■	3,094
		7,738
	Total corporate bonds: non-investment grade
	(cost $652,143)	$695,203

4

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 9.1%
	Air Transportation - 0.4%
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
$3,568	4.25%, 11/29/2013 ±⌂ ☼		$3,212

	Arts, Entertainment and Recreation - 1.1%
	AMC Entertainment Holdings, Inc.
6,738	5.31%, 06/13/2012 ± ☼		6,678
	Chester Downs and Marina LLC, Loan
1,563	12.38%, 07/31/2016 ± ☼		1,592
			8,270
	Finance and Insurance - 1.2%
	BNY Convergex Group LLC, 2nd Lien Eze
	Borrower Term Loan
407	8.75%, 12/17/2017 ±		418
	BNY Convergex Group LLC, 2nd Lien Top
	Borrower Term Loan
971	8.75%, 12/17/2017 ±		995
	Nuveen Investments, Inc., Second Lien Term
	Loan
7,372	12.50%, 07/31/2015 ± ☼		7,892
			9,305
	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp., PIK Term
	Loan
2,539	5.55%, 06/13/2014 ±		2,506

	Information - 1.7%
	Level 3 Communications Corp., Tranche Loan
	B Add-On
7,299	11.50%, 03/13/2014 ±		7,791
	WideOpenWest Finance LLC, Second Lien
	Term Loan
6,121	6.51%, 06/29/2015 ±		5,815
			13,606
	Mining - 1.0%
	Alpha Natural Resources, Inc.
7,590	5.25%, 01/28/2012 ◊ ☼		7,590

	Motor Vehicle & Parts Manufacturing - 2.0%
	General Motors Co.
17,705	2.75%, 10/27/2015 ◊ ☼		16,049

	Plastics and Rubber Products Manufacturing - 0.2%
	Styron Corp.
1,920	6.00%, 08/02/2017 ± ☼		1,931

	Retail Trade - 1.2%
	Easton-Bell Sports, Inc.
9,410	11.50%, 12/31/2015 ±⌂		9,410

	Total senior floating rate interests: non-
	investment grade
	(cost $70,547)		$71,879

COMMON STOCKS - 0.4%
	Energy - 0.4%
181,522	KCA Deutag ⌂●†		$2,795

	Software & Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†		–

	Total common stocks
	(cost $2,795)		$2,795

PREFERRED STOCKS - 1.4%
	Automobiles & Components - 1.4%
20	Dana Holding Corp. Preferred, 4.00% ۞ ■		$3,075
169	General Motors Co. Preferred, 4.75% ۞		8,134
			11,209
	Software & Services - 0.0%
9	Stratus Technologies, Inc. ⌂†		–

	Total preferred stocks
	(cost $11,573)		$11,209

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
2	ASG Consolidated LLC ⌂		$232

	Total warrants
	(cost $34)		$232

	Total long-term investments
	(cost $753,244)		$795,997

SHORT-TERM INVESTMENTS - 1.2%
	Investment Pools and Funds - 0.9%
	JP Morgan U.S. Government Money
6,861	Market Fund		$6,861

	U.S. Treasury Bills - 0.3%
$3,000	0.05%, 4/15/2011 ○		3,000

	Total short-term investments
	(cost $9,861)		$9,861

	Total investments
	(cost $763,105) ▲	101.8%	$805,858
	Other assets and liabilities	(1.8)%	(14,151)
	Total net assets	100.0%	$791,707

5

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.3% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $764,178 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$46,791
Unrealized Depreciation	(5,111)
Net Unrealized Appreciation	$41,680

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $2,795, which represents 0.35% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $292,314, which represents 36.92% of total net assets.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at March 31, 2011 was $25,193.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2011.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	2	ASG Consolidated LLC Warrants - 144A	$34
09/2010 - 03/2011	$9,410	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	9,262
03/2011	181,522	KCA Deutag	2,795
01/2011 - 03/2011	$3,568	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.25%, 11/29/2013	3,172
02/2007	$2,490	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	2,479
03/2010 - 04/2010	38	Stratus Technologies, Inc. Common Stock	–
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred Stock	–
03/2010 - 04/2010	$1,831	Stratus Technologies, Inc., 12.00%, 03/29/2015 - 144A	1,776

The aggregate value of these securities at March 31, 2011, was $17,336, which represents 2.19% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$4,478	$–	$4,478	$–
Common Stocks ‡	2,795	–	–	2,795
Corporate Bonds: Investment Grade	10,201	–	10,201	–
Corporate Bonds: Non-Investment Grade	695,203	–	687,180	8,023
Preferred Stocks	11,209	8,134	3,075	–
Senior Floating Rate Interests: Non-Investment Grade	71,879	–	71,879	–
Warrants	232	232	–	–
Short-Term Investments	9,861	6,861	3,000	–
Total	$805,858	$15,227	$779,813	$10,818

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$—	$—	$—	†	$—	$2,795	$—	$—	$—	$2,795
Corporate Bonds	5,606	(1,563)	795	‡	11	2,499	(1,147)	1,822	—	8,023
Total	$5,606	$(1,563)	$795		$11	$5,294	$(1,147)	$1,822	$—	$10,818

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was zero.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $14.

7

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of March 31, 2011

Percentage of
Credit Rating *	Net Assets
A	0.5%
Baa / BBB	0.8
Ba / BB	17.2
B	47.9
Caa / CCC or Lower	29.2
Unrated	3.2
U.S. Government Securities	0.3
Cash	2.7
Other Assets & Liabilities	(1.8)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non  fixed income instruments and other short-term instruments.

8

Hartford Index HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.8%
327	Ford Motor Co. ●	$4,880
21	Goodyear Tire & Rubber Co. ●	315
20	Harley-Davidson, Inc.	867
59	Johnson Controls, Inc.	2,437
		8,499
	Banks - 3.0%
60	BB&T Corp.	1,650
15	Comerica, Inc.	561
79	Fifth Third Bankcorp	1,102
23	First Horizon National Corp.	256
46	Hudson City Bancorp, Inc.	440
75	Huntington Bancshares, Inc.	496
82	Keycorp	730
10	M&T Bank Corp.	917
46	Marshall & Ilsley Corp.	366
31	People's United Financial, Inc.	394
46	PNC Financial Services Group, Inc.	2,867
109	Regions Financial Corp.	790
46	SunTrust Banks, Inc.	1,336
166	US Bancorp	4,394
456	Wells Fargo & Co.	14,446
16	Zion Bancorp	365
		31,110
	Capital Goods - 8.5%
62	3M Co.	5,761
64	Boeing Co.	4,712
55	Caterpillar, Inc.	6,156
17	Cummins, Inc.	1,876
47	Danaher Corp.	2,425
36	Deere & Co.	3,530
16	Dover Corp.	1,059
29	Eaton Corp.	1,631
65	Emerson Electric Co.	3,813
13	Fastenal Co.	824
5	Flowserve Corp.	625
15	Fluor Corp.	1,124
32	General Dynamics Corp.	2,472
919	General Electric Co.	18,419
11	Goodrich Corp.	928
68	Honeywell International, Inc.	4,048
4	Huntington Ingalls Industries, Inc. ●	175
43	Illinois Tool Works, Inc.	2,318
29	Ingersoll-Rand plc	1,379
16	ITT Corp.	955
11	Jacobs Engineering Group, Inc. ●	560
9	Joy Global, Inc.	899
10	L-3 Communications Holdings, Inc.	764
25	Lockheed Martin Corp.	2,000
31	Masco Corp.	431
25	Northrop Grumman Corp.	1,583
32	PACCAR, Inc.	1,653
10	Pall Corp.	574
14	Parker-Hannifin Corp.	1,324
12	Precision Castparts Corp.	1,825
19	Quanta Services, Inc. ●	418
31	Raytheon Co.	1,581
12	Rockwell Automation, Inc.	1,164
13	Rockwell Collins, Inc.	868
8	Roper Industries, Inc.	709
5	Snap-On, Inc.	303
24	Textron, Inc.	653
41	Tyco International Ltd.	1,836
80	United Technologies Corp.	6,743
5	W.W. Grainger, Inc.	688
		90,806
	Commercial & Professional Services - 0.6%
9	Avery Dennison Corp.	389
11	Cintas Corp.	330
4	Dun & Bradstreet Corp.	346
11	Equifax, Inc. ●	414
17	Iron Mountain, Inc.	541
18	Pitney Bowes, Inc.	453
18	R.R. Donnelley & Sons Co.	339
27	Republic Services, Inc.	800
13	Robert Half International, Inc.	387
7	Stericycle, Inc. ●	658
41	Waste Management, Inc.	1,537
		6,194
	Consumer Durables & Apparel - 1.0%
26	Coach, Inc.	1,333
24	D.R. Horton, Inc.	284
13	Fortune Brands, Inc.	820
6	Harman International Industries, Inc.	283
12	Hasbro, Inc.	555
13	Leggett & Platt, Inc.	310
14	Lennar Corp.	251
30	Mattel, Inc.	751
25	Newell Rubbermaid, Inc.	481
33	NIKE, Inc. Class B	2,505
6	Polo Ralph Lauren Corp.	704
29	Pulte Group, Inc. ●	215
14	Stanley Black & Decker, Inc.	1,108
8	V.F. Corp.	740
7	Whirlpool Corp.	558
		10,898
	Consumer Services - 1.7%
11	Apollo Group, Inc. Class A ●	442
37	Carnival Corp.	1,433
12	Darden Restaurants, Inc.	585
5	DeVry, Inc.	294
26	H & R Block, Inc.	443
26	International Game Technology	419
25	Marriott International, Inc. Class A	896
90	McDonald's Corp.	6,868
65	Starbucks Corp.	2,386
17	Starwood Hotels & Resorts	965
15	Wyndham Worldwide Corp.	476
7	Wynn Resorts Ltd.	840
40	Yum! Brands, Inc.	2,079
		18,126
	Diversified Financials - 7.3%
90	American Express Co.	4,090
21	Ameriprise Financial, Inc.	1,303
876	Bank of America Corp.	11,672
107	Bank of New York Mellon Corp.	3,208
40	Capital One Financial Corp.	2,057

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Diversified Financials - 7.3% - (continued)
86	Charles Schwab Corp.	$1,557
2,514	Citigroup, Inc. ●	11,111
6	CME Group, Inc.	1,752
47	Discover Financial Services, Inc.	1,139
19	E*Trade Financial Corp. ●	300
8	Federated Investors, Inc.	214
13	Franklin Resources, Inc.	1,564
45	Goldman Sachs Group, Inc.	7,139
6	IntercontinentalExchange, Inc. ●	791
40	Invesco Ltd.	1,018
16	Janus Capital Group, Inc.	200
345	JP Morgan Chase & Co.	15,888
13	Legg Mason, Inc.	474
17	Leucadia National Corp.	643
17	Moody's Corp.	586
134	Morgan Stanley	3,653
13	Nasdaq OMX Group, Inc. ●	334
21	Northern Trust Corp.	1,062
23	NYSE Euronext	796
46	SLM Corp. ●	698
43	State Street Corp.	1,955
22	T. Rowe Price Group, Inc.	1,488
		76,692
	Energy - 13.1%
43	Anadarko Petroleum Corp.	3,513
33	Apache Corp.	4,334
38	Baker Hughes, Inc.	2,759
9	Cabot Oil & Gas Corp.	479
21	Cameron International Corp. ●	1,211
57	Chesapeake Energy Corp.	1,908
174	Chevron Corp.	18,660
124	ConocoPhillips Holding Co.	9,875
20	Consol Energy, Inc.	1,050
35	Denbury Resources, Inc. ●	846
37	Devon Energy Corp.	3,392
6	Diamond Offshore Drilling, Inc.	469
61	El Paso Corp.	1,098
23	EOG Resources, Inc.	2,750
13	EQT Corp.	643
429	Exxon Mobil Corp.	36,091
10	FMC Technologies, Inc. ●	978
79	Halliburton Co.	3,939
9	Helmerich & Payne, Inc.	628
26	Hess Corp.	2,217
61	Marathon Oil Corp.	3,276
9	Massey Energy Co.	608
17	Murphy Oil Corp.	1,224
25	Nabors Industries Ltd. ●	751
36	National Oilwell Varco, Inc.	2,886
12	Newfield Exploration Co. ●	882
22	Noble Corp.	997
15	Noble Energy, Inc.	1,470
70	Occidental Petroleum Corp.	7,344
23	Peabody Energy Corp.	1,685
10	Pioneer Natural Resources Co.	1,030
15	QEP Resources, Inc.	618
14	Range Resources Corp.	811
11	Rowan Companies, Inc. ●	481
118	Schlumberger Ltd.	10,984
30	Southwestern Energy Co. ●	1,291
56	Spectra Energy Corp.	1,525
10	Sunoco, Inc.	478
12	Tesoro Corp. ●	331
49	Valero Energy Corp.	1,467
51	Williams Cos., Inc.	1,580
		138,559
	Food & Staples Retailing - 2.2%
38	Costco Wholesale Corp.	2,769
118	CVS/Caremark Corp.	4,063
55	Kroger Co.	1,319
32	Safeway, Inc.	749
18	Supervalu, Inc.	164
50	Sysco Corp.	1,395
80	Walgreen Co.	3,204
170	Wal-Mart Stores, Inc.	8,823
13	Whole Foods Market, Inc.	838
		23,324
	Food, Beverage & Tobacco - 5.7%
181	Altria Group, Inc.	4,710
55	Archer Daniels Midland Co.	1,986
9	Brown-Forman Corp.	611
16	Campbell Soup Co.	523
199	Coca-Cola Co.	13,172
29	Coca-Cola Enterprises, Inc.	779
38	ConAgra Foods, Inc.	895
15	Constellation Brands, Inc. Class A ●	309
16	Dean Foods Co. ●	158
19	Dr. Pepper Snapple Group	721
55	General Mills, Inc.	2,010
28	H.J. Heinz Co.	1,357
13	Hershey Co.	726
12	Hormel Foods Corp.	332
10	J.M. Smucker Co.	733
22	Kellogg Co.	1,179
151	Kraft Foods, Inc.	4,745
13	Lorillard, Inc.	1,194
11	McCormick & Co., Inc.	548
18	Mead Johnson Nutrition Co.	1,026
14	Molson Coors Brewing Co.	643
137	PepsiCo, Inc.	8,842
155	Philip Morris International, Inc.	10,204
29	Reynolds American, Inc.	1,041
54	Sara Lee Corp.	951
26	Tyson Foods, Inc. Class A	495
		59,890
	Health Care Equipment & Services - 4.0%
33	Aetna, Inc.	1,244
24	Amerisource Bergen Corp.	939
7	Bard (C.R.), Inc.	735
50	Baxter International, Inc.	2,698
19	Becton, Dickinson & Co.	1,523
132	Boston Scientific Corp. ●	948
30	Cardinal Health, Inc.	1,243
19	CareFusion Corp. ●	545
6	Cerner Corp. ●	695
23	CIGNA Corp.	1,040

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 4.0% - (continued)
13	Coventry Health Care, Inc. ●	$412
43	Covidien plc	2,220
8	DaVita, Inc. ●	706
12	Dentsply International, Inc.	453
10	Edwards Lifesciences Corp. ●	861
46	Express Scripts, Inc. ●	2,539
15	Humana, Inc. ●	1,019
3	Intuitive Surgical, Inc. ●	1,120
9	Laboratory Corp. of America Holdings ●	800
22	McKesson Corp.	1,741
35	Medco Health Solutions, Inc. ●	1,964
92	Medtronic, Inc.	3,639
8	Patterson Cos., Inc.	268
13	Quest Diagnostics, Inc.	776
28	St. Jude Medical, Inc.	1,441
29	Stryker Corp.	1,773
42	Tenet Healthcare Corp. ●	314
95	UnitedHealth Group, Inc.	4,277
10	Varian Medical Systems, Inc. ●	706
32	Wellpoint, Inc.	2,264
17	Zimmer Holdings, Inc. ●	1,005
		41,908
	Household & Personal Products - 2.2%
37	Avon Products, Inc.	1,006
12	Clorox Co.	837
43	Colgate-Palmolive Co.	3,452
10	Estee Lauder Co., Inc.	959
35	Kimberly-Clark Corp.	2,282
242	Procter & Gamble Co.	14,926
		23,462
	Insurance - 3.8%
30	ACE Ltd.	1,915
43	Aflac, Inc.	2,255
47	Allstate Corp.	1,485
13	American International Group, Inc. ●	444
29	AON Corp.	1,524
9	Assurant, Inc.	338
153	Berkshire Hathaway, Inc. Class B ●	12,762
26	Chubb Corp.	1,599
14	Cincinnati Financial Corp.	471
43	Genworth Financial, Inc. ●	581
29	Lincoln National Corp.	862
28	Loews Corp.	1,195
47	Marsh & McLennan Cos., Inc.	1,402
96	MetLife, Inc.	4,281
29	Principal Financial Group, Inc.	936
58	Progressive Corp.	1,229
44	Prudential Financial, Inc.	2,713
7	Torchmark Corp.	470
38	Travelers Cos., Inc.	2,259
28	Unum Group	738
27	XL Group plc	673
		40,132
	Materials - 3.6%
19	Air Products and Chemicals, Inc.	1,675
7	Airgas, Inc.	432
10	AK Steel Holding Corp.	150
92	Alcoa, Inc.	1,623
9	Allegheny Technologies, Inc.	581
15	Ball Corp.	524
9	Bemis Co., Inc.	302
6	CF Industries Holdings, Inc.	845
12	Cliff's Natural Resources, Inc.	1,149
101	Dow Chemical Co.	3,813
80	E.I. DuPont de Nemours & Co.	4,385
6	Eastman Chemical Co.	611
20	Ecolab, Inc.	1,027
6	FMC Corp.	529
82	Freeport-McMoRan Copper & Gold, Inc.	4,546
7	International Flavors & Fragrances, Inc.	435
38	International Paper Co.	1,148
15	MeadWestvaco Corp.	441
46	Monsanto Co.	3,353
43	Newmont Mining Corp.	2,330
27	Nucor Corp.	1,260
14	Owens-Illinois, Inc. ●	428
14	PPG Industries, Inc.	1,319
26	Praxair, Inc.	2,670
14	Sealed Air Corp.	367
8	Sherwin-Williams Co.	651
11	Sigma-Aldrich Corp.	670
8	Titanium Metals Corp. ●	145
12	United States Steel Corp.	668
11	Vulcan Materials Co.	511
		38,588
	Media - 3.3%
20	Cablevision Systems Corp.	697
58	CBS Corp. Class B	1,457
240	Comcast Corp. Class A	5,938
69	DirecTV Class A ●	3,212
24	Discovery Communications, Inc. ●	974
21	Gannett Co., Inc.	317
42	Interpublic Group of Cos., Inc.	532
27	McGraw-Hill Cos., Inc.	1,046
198	News Corp. Class A	3,469
25	Omnicom Group, Inc.	1,208
8	Scripps Networks Interactive Class A	394
30	Time Warner Cable, Inc.	2,122
95	Time Warner, Inc.	3,375
52	Viacom, Inc. Class B	2,401
164	Walt Disney Co.	7,078
–	Washington Post Co. Class B	197
		34,417
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
134	Abbott Laboratories	6,568
30	Agilent Technologies, Inc. ●	1,339
26	Allergan, Inc.	1,881
81	Amgen, Inc. ●	4,314
21	Biogen Idec, Inc. ●	1,530
147	Bristol-Myers Squibb Co.	3,892
40	Celgene Corp. ●	2,313
7	Cephalon, Inc. ●	500
88	Eli Lilly & Co.	3,098
25	Forest Laboratories, Inc. ●	800
23	Genzyme Corp. ●	1,723
69	Gilead Sciences, Inc. ●	2,919

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0% -
	(continued)
14	Hospira, Inc. ●	$795
237	Johnson & Johnson	14,023
16	Life Technologies Corp. ●	815
267	Merck & Co., Inc.	8,806
38	Mylan, Inc. ●	857
10	PerkinElmer, Inc.	258
692	Pfizer, Inc.	14,048
34	Thermo Fisher Scientific, Inc. ●	1,876
8	Waters Corp. ●	690
11	Watson Pharmaceuticals, Inc. ●	608
		73,653
	Real Estate - 1.6%
10	Apartment Investment & Management Co.	261
7	Avalonbay Communities, Inc.	900
12	Boston Properties, Inc.	1,174
25	CB Richard Ellis Group, Inc. Class A ●	673
25	Equity Residential Properties Trust	1,436
35	HCP, Inc.	1,315
15	Health Care, Inc.	798
59	Host Hotels & Resorts, Inc.	1,037
35	Kimco Realty Corp.	645
14	Plum Creek Timber Co., Inc.	609
49	ProLogis	788
12	Public Storage	1,346
26	Simon Property Group, Inc.	2,748
14	Ventas, Inc.	765
14	Vornado Realty Trust	1,237
47	Weyerhaeuser Co.	1,144
		16,876
	Retailing - 3.6%
8	Abercrombie & Fitch Co. Class A	445
31	Amazon.com, Inc. ●	5,548
6	AutoNation, Inc. ●	197
2	AutoZone, Inc. ●	634
22	Bed Bath & Beyond, Inc. ●	1,064
28	Best Buy Co., Inc.	814
7	Big Lots, Inc. ●	286
20	CarMax, Inc. ●	626
17	Expedia, Inc.	392
11	Family Dollar Stores, Inc.	563
13	GameStop Corp. Class A ●	294
38	Gap, Inc.	855
14	Genuine Parts Co.	731
142	Home Depot, Inc.	5,256
21	J.C. Penney Co., Inc.	736
25	Kohl's Corp.	1,339
23	Limited Brands, Inc.	753
119	Lowe's Co., Inc.	3,156
37	Macy's, Inc.	888
4	Netflix, Inc. ●	902
14	Nordstrom, Inc.	651
12	O'Reilly Automotive, Inc. ●	699
4	Priceline.com, Inc. ●	2,173
9	RadioShack Corp.	137
10	Ross Stores, Inc.	731
4	Sears Holdings Corp. ●	315
62	Staples, Inc.	1,210
61	Target Corp.	3,066
11	Tiffany & Co.	674
34	TJX Cos., Inc.	1,702
11	Urban Outfitters, Inc. ●	329
		37,166
	Semiconductors & Semiconductor Equipment - 2.4%
50	Advanced Micro Devices, Inc. ●	428
28	Altera Corp.	1,217
26	Analog Devices, Inc.	1,023
114	Applied Materials, Inc.	1,783
41	Broadcom Corp. Class A	1,620
5	First Solar, Inc. ●	756
475	Intel Corp.	9,577
14	KLA-Tencor Corp.	684
20	Linear Technology Corp.	661
53	LSI Corp. ●	362
20	MEMC Electronic Materials, Inc. ●	258
16	Microchip Technology, Inc.	620
74	Micron Technology, Inc. ●	850
21	National Semiconductor Corp.	299
8	Novellus Systems, Inc. ●	291
50	NVIDIA Corp. ●	928
16	Teradyne, Inc. ●	285
101	Texas Instruments, Inc.	3,503
23	Xilinx, Inc.	741
		25,886
	Software & Services - 8.5%
44	Adobe Systems, Inc. ●	1,454
16	Akamai Technologies, Inc. ●	615
20	Autodesk, Inc. ●	874
43	Automatic Data Processing, Inc.	2,205
15	BMC Software, Inc. ●	767
33	CA, Inc.	800
16	Citrix Systems, Inc. ●	1,192
26	Cognizant Technology Solutions Corp. ●	2,145
13	Computer Sciences Corp.	653
19	Compuware Corp. ●	219
99	eBay, Inc. ●	3,069
29	Electronic Arts, Inc. ●	566
23	Fidelity National Information Services, Inc.	754
13	Fiserv, Inc. ●	790
22	Google, Inc. ●	12,728
106	IBM Corp.	17,211
24	Intuit, Inc. ●	1,253
8	Mastercard, Inc.	2,112
640	Microsoft Corp.	16,223
11	Monster Worldwide, Inc. ●	179
30	Novell, Inc. ●	181
337	Oracle Corp.	11,231
28	Paychex, Inc.	872
17	Red Hat, Inc. ●	757
25	SAIC, Inc. ●	430
10	Salesforce.com, Inc. ●	1,363
66	Symantec Corp. ●	1,223
15	Teradata Corp. ●	737
14	Total System Services, Inc.	253
15	VeriSign, Inc.	543
42	Visa, Inc.	3,090

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 8.5% - (continued)
56	Western Union Co.	$1,162
113	Yahoo!, Inc. ●	1,886
		89,537
	Technology Hardware & Equipment - 6.9%
15	Amphenol Corp. Class A	826
80	Apple, Inc. ●	27,778
478	Cisco Systems, Inc.	8,201
135	Corning, Inc.	2,796
145	Dell, Inc. ●	2,108
179	EMC Corp. ●	4,751
7	F5 Networks, Inc. ●	718
14	FLIR Systems, Inc.	477
11	Harris Corp.	547
188	Hewlett-Packard Co.	7,708
17	Jabil Circuit, Inc.	346
19	JDS Uniphase Corp. ●	404
46	Juniper Networks, Inc. ●	1,949
7	Lexmark International, Inc. ADR ●	254
12	Molex, Inc.	300
25	Motorola Mobility Holdings, Inc. ●	621
29	Motorola Solutions, Inc. ●	1,303
32	NetApp, Inc. ●	1,533
142	Qualcomm, Inc.	7,795
20	SanDisk Corp. ●	943
31	Tellabs, Inc.	164
20	Western Digital Corp. ●	748
121	Xerox Corp.	1,290
		73,560
	Telecommunication Services - 3.0%
34	American Tower Corp. Class A ●	1,782
511	AT&T, Inc.	15,650
26	CenturyLink, Inc.	1,097
86	Frontier Communications Corp.	706
23	MetroPCS Communications, Inc. ●	371
151	Qwest Communications International, Inc.	1,030
259	Sprint Nextel Corp. ●	1,200
245	Verizon Communications, Inc.	9,429
44	Windstream Corp.	562
		31,827
	Transportation - 2.0%
14	C.H. Robinson Worldwide, Inc.	1,065
32	CSX Corp.	2,515
18	Expeditors International of Washington, Inc.	922
27	FedEx Corp.	2,554
31	Norfolk Southern Corp.	2,133
4	Ryder System, Inc.	225
65	Southwest Airlines Co.	817
43	Union Pacific Corp.	4,181
85	United Parcel Service, Inc. Class B	6,349
		20,761
	Utilities - 3.2%
57	AES Corp. ●	744
21	Ameren Corp.	585
42	American Electric Power Co., Inc.	1,463
37	CenterPoint Energy, Inc.	645
22	CMS Energy Corp.	429
25	Consolidated Edison, Inc.	1,283
17	Constellation Energy Group, Inc.	538
50	Dominion Resources, Inc.	2,245
15	DTE Energy Co.	715
115	Duke Energy Corp.	2,087
28	Edison International	1,030
15	Entergy Corp.	1,040
57	Exelon Corp.	2,362
36	FirstEnergy Corp.	1,342
7	Integrys Energy Group, Inc.	339
36	NextEra Energy, Inc.	2,008
4	Nicor, Inc.	213
24	NiSource, Inc.	464
15	Northeast Utilities	528
21	NRG Energy, Inc. ●	462
9	Oneok, Inc.	616
19	Pepco Holdings, Inc.	363
34	PG&E Corp.	1,513
9	Pinnacle West Capital Corp.	404
42	PPL Corp.	1,061
25	Progress Energy, Inc.	1,170
44	Public Service Enterprise Group, Inc.	1,378
10	SCANA Corp.	389
21	Sempra Energy	1,115
73	Southern Co.	2,788
19	TECO Energy, Inc.	349
20	Wisconsin Energy Corp.	617
42	Xcel Energy, Inc.	998
		33,283
	Total common stocks
	(cost $904,525)	$1,045,154

	Total long-term investments
	(cost $904,525)	$1,045,154

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $1,181,
	collateralized by U.S. Treasury Bond
	6.63% - 6.75%, 2026 - 2027, U.S. Treasury
	Note 1.88% - 5.13%, 2016 - 2017, value of
	$ 1,205)
$1,181	0.08%, 3/31/2011	$1,181
	Deutsche Bank Securities Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $23, collateralized by U.S.
	Treasury Note 0.63%, 2013, value of $23)
23	0.08%, 3/31/2011	23
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $647,
	collateralized by U.S. Treasury Note 0.63%
	- 4.00%, 2012, value of $660)
647	0.10%, 3/31/2011	647

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Repurchase Agreements - 0.3% - (continued)
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1,353, collateralized by U.S.
	Treasury Note 1.38%, 2013, value of
	$1,380)
$1,353	0.13%, 3/31/2011		$1,353
			3,204
	U.S. Treasury Bills - 0.1%
1,250	0.16%, 4/28/2011 □○		1,250

	Total short-term investments
	(cost $4,454)		$4,454

	Total investments
	(cost $908,979) ▲	99.4%	$1,049,608
	Other assets and liabilities	0.6%	6,629
	Total net assets	100.0%	$1,056,237

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $940,521 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$303,036
Unrealized Depreciation	(193,949)
Net Unrealized Appreciation	$109,087

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
S&P 500 Index	30	Long	06/16/2011	$9,908	$9,848	$60

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,045,154	$1,045,154	$–	$–
Short-Term Investments	4,454	–	4,454	–
Total	$1,049,608	$1,045,154	$4,454	$–
Futures *	60	60	–	–
Total	$60	$60	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Bermuda - 0.2%
8,496	China Gas Holdings Ltd.	$4,202

	Brazil - 5.3%
202	Banco do Estado do Rio Grande do Sul S.A.	2,514
1,163	Banco Santander Brasil S.A.	14,261
535	CCR S.A.	15,612
253	Cetip S.A. - Balcao Organizado	4,126
1,271	Itau Unibanco Banco Multiplo S.A. ADR	30,565
1,288	JSL S.A. ●	7,804
5,487	PDG Realty S.A.	30,514
139	Raia S.A. ●	2,198
		107,594
	Canada - 4.9%
555	Canadian Natural Resources Ltd.	27,419
646	EnCana Corp.	22,324
505	Potash Corp. of Saskatchewan, Inc.	29,760
438	Suncor Energy, Inc.	19,661
		99,164
	Chile - 0.8%
776	Enersis S.A. ADR	16,156

	China - 4.0%
8,695	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	22,289
5,972	China Shenhua Energy Co., Ltd.	28,109
59	Ctrip.com International Ltd. ADR ●	2,455
142	New Oriental Education & Technology
	Group, Inc. ADR ●	14,210
606	Tencent Holdings Ltd.	14,748
		81,811
	Colombia - 0.6%
199	Bancolombia S.A. ADR	12,438

	Denmark - 1.4%
632	DSV A/S	15,560
141	FLSmidth & Co. A/S	11,945
		27,505
	Finland - 1.1%
83	Elisa Oyj	1,837
272	Kone Oyj Class B	15,626
89	Nokian Rendaat Oyj	3,798
		21,261
	France - 11.6%
490	Accor S.A.	22,037
584	BNP Paribas	42,668
318	Groupe Danone	20,765
223	Pernod-Ricard	20,802
473	Peugeot S.A.	18,659
443	Safran S.A.	15,659
188	Schneider Electric S.A.	32,073
114	Unibail-Rodamco SE	24,655
338	Vallourec	37,873
		235,191
	Germany - 4.7%
346	Beiersdorf AG	21,091
238	Continental AG	21,420
234	HeidelbergCement AG	16,239
627	SAP AG	38,320
		97,070
	Hong Kong - 4.0%
10,488	AIA Group Ltd. ●	32,284
363	Beijing Enterprises Holdings Ltd.	2,070
1,052	ENN Energy Holdings Ltd.	3,262
4,967	Hang Lung Properties Ltd.	21,785
5,394	Huabao International Holdings Ltd.	8,293
4,380	Shangri-La Asia Ltd.	11,313
		79,007
	India - 2.5%
1,212	Bharti Televentures	9,713
3	Dr. Reddy's Laboratories Ltd. ADR	123
326	Infosys Technologies Ltd. ADR	23,338
644	Reliance Industries Ltd.	15,154
		48,328
	Ireland - 1.6%
1,392	CRH plc	31,955

	Israel - 1.1%
454	Teva Pharmaceutical Industries Ltd. ADR	22,772

	Italy - 0.9%
3,237	Snam Rete Gas S.p.A.	18,184

	Japan - 10.4%
706	Denso Corp.	23,461
276	Eisai Co., Ltd.	9,914
154	Fanuc Ltd.	23,217
2	Inpex Corp.	15,994
584	JS Group Corp.	15,140
1,833	Mitsubishi Electric Corp.	21,572
2,915	Mitsubishi UFJ Financial Group, Inc.	13,431
762	Mitsui Fudosan Co., Ltd.	12,526
1,832	Mitsui O.S.K. Lines Ltd.	10,564
147	Nidec Corp.	12,749
2,553	Nissan Motor Co., Ltd.	22,678
857	Promise Co., Ltd.	6,008
61	Shin-Etsu Chemical Co., Ltd.	3,051
568	Sony Financial Holdings, Inc.	11,255
470	Tokio Marine Holdings, Inc.	12,538
		214,098
	Malaysia - 0.2%
4,872	AirAsia Berhad ●	4,321

	Mexico - 1.3%
437	America Movil S.A. de C.V. ADR	25,361

	Netherlands - 3.2%
562	ASML Holding N.V. ADR ●	24,996
834	ING Groep N.V.	10,585
1,793	Koninklijke (Royal) KPN N.V.	30,574
		66,155
	Norway - 0.6%
494	Frontline Ltd.	12,284

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Russia - 2.7%
262	Lukoil ADR		$18,780
687	OAO Gazprom Class S ADR		22,228
1,687	OAO Rosneft Oil Co. GDR §		15,413
			56,421
	South Africa - 1.2%
819	Impala Platinum Holdings Ltd.		23,660

	South Korea - 1.6%
37	Samsung Electronics Co., Ltd.		31,694

	Spain - 0.5%
870	Banco Bilbao Vizcaya Argentaria S.A.		10,561

	Sweden - 3.8%
1,165	Assa Abloy Ab		33,486
632	Atlas Copco Ab		16,779
1,493	Volvo Ab Class B		26,244
			76,509
	Switzerland - 8.8%
563	ABB Ltd.		13,530
131	CIE Financiere Richemont S.A.		7,557
465	Credit Suisse Group AG		19,723
123	Kuehne & Nagel International AG		17,167
193	Roche Holding AG		27,521
11	SGS S.A.		19,862
283	Swiss Re		16,146
2,990	UBS AG		53,794
			175,300
	Taiwan - 3.4%
2,376	Delta Electronics, Inc.		9,407
3,825	Synnex Technology International Corp.		8,921
12,362	Taiwan Semiconductor Manufacturing Co.,
	Ltd.		29,623
779	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR		9,483
6,676	WPG Holdings Co., Ltd.		11,236
			68,670
	United Kingdom - 15.9%
3,879	Barclays Bank plc		17,415
1,115	BG Group plc		27,668
960	Capital Group plc		11,447
321	ENSCO International plc		18,549
3,502	HSBC Holdings plc		36,175
1,288	Imperial Tobacco Group plc		39,754
4,126	National Grid plc		39,252
811	Reed Elsevier Capital, Inc.		7,019
645	Rio Tinto plc		45,601
801	Standard Chartered plc		20,783
15,932	Vodafone Group plc		45,403
440	WPP plc		5,422
420	Xstrata plc		9,791
			324,279
	United States - 0.5%
278	Carnival Corp.		10,668

	Total common stocks
	(cost $1,830,809)		$2,002,619

	Total long-term investments
	(cost $1,830,809)		$2,002,619

SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.4%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $3,599,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $3,671)
$3,599	0.14%, 3/31/2011		$3,599
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $21,807, collateralized by
	FHLB 0.16%, 2011, FHLMC 3.20%, 2020,
	value of $22,243)
21,807	0.14%, 3/31/2011		21,807
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $22,986,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $23,446)
22,986	0.15%, 3/31/2011		22,986
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $98, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $100)
98	0.10%, 3/31/2011		98
			48,490
	Total short-term investments
	(cost $48,490)		$48,490

	Total investments
	(cost $1,879,299) ▲	101.2%	$2,051,109
	Other assets and liabilities	(1.2)%	(23,449)
	Total net assets	100.0%	$2,027,660

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.3% of total net assets at March 31, 2011.

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,893,725 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$201,086
Unrealized Depreciation	(43,702)
Net Unrealized Appreciation	$157,384

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2011, the aggregate value of these securities amounted to $15,413, which represents 0.76% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Barclay Investments	Sell	$14,629	$14,655	04/05/2011	$26
British Pound	CS First Boston	Sell	2,028	2,021	04/01/2011	(7)
British Pound	CS First Boston	Buy	5,044	5,051	04/04/2011	(7)
Euro	Barclay Investments	Buy	3,021	3,026	04/05/2011	(5)
Euro	State Street Global Markets LLC	Buy	12,091	12,020	04/01/2011	71
Hong Kong Dollar	Citibank	Buy	2,045	2,044	04/04/2011	1
Japanese Yen	Deutsche Bank Securities	Sell	1,694	1,715	04/01/2011	21
Japanese Yen	Deutsche Bank Securities	Sell	3,038	3,040	04/04/2011	2
Japanese Yen	Goldman Sachs	Buy	29,609	29,249	04/08/2011	360
Japanese Yen	Goldman Sachs	Sell	29,609	29,871	04/08/2011	262
Japanese Yen	RBS Securities	Sell	5,597	5,619	04/05/2011	22
Swedish Krona	Morgan Stanley	Buy	4,020	4,029	04/05/2011	(9)
Swedish Krona	UBS AG	Buy	2,029	2,016	04/01/2011	13
Swiss Franc	Deutsche Bank Securities	Buy	877	875	04/01/2011	2
Swiss Franc	Deutsche Bank Securities	Buy	3,033	3,042	04/05/2011	(9)
						$743

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of March 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	4.4%
Banks (Financials)	9.9
Capital Goods (Industrials)	14.8
Commercial & Professional Services (Industrials)	1.5
Consumer Durables & Apparel (Consumer
Discretionary)	1.9
Consumer Services (Consumer Discretionary)	3.0
Diversified Financials (Financials)	4.6
Energy (Energy)	12.0
Food & Staples Retailing (Consumer Staples)	0.1
Food, Beverage & Tobacco (Consumer Staples)	4.0
Household & Personal Products (Consumer Staples)	1.0
Insurance (Financials)	3.6
Materials (Materials)	8.3
Media (Consumer Discretionary)	0.6
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	3.0
Real Estate (Financials)	2.9
Semiconductors & Semiconductor Equipment
(Information Technology)	4.7
Software & Services (Information Technology)	3.8
Technology Hardware & Equipment (Information
Technology)	1.5
Telecommunication Services (Services)	5.6
Transportation (Industrials)	3.6
Utilities (Utilities)	4.0
Short-Term Investments	2.4
Other Assets and Liabilities	(1.2)
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Bermuda	$4,202	$–	$4,202	$–
Brazil	107,594	107,594	–	–
Canada	99,164	99,164	–	–
Chile	16,156	16,156	–	–
China	81,811	38,954	42,857	–
Colombia	12,438	12,438	–	–
Denmark	27,505	–	27,505	–
Finland	21,261	–	21,261	–
France	235,191	–	235,191	–
Germany	97,070	21,091	75,979	–
Hong Kong	79,007	8,293	70,714	–
India	48,328	23,461	24,867	–
Ireland	31,955	–	31,955	–
Israel	22,772	22,772	–	–
Italy	18,184	–	18,184	–
Japan	214,098	–	214,098	–
Malaysia	4,321	–	4,321	–
Mexico	25,361	25,361	–	–
Netherlands	66,155	24,996	41,159	–
Norway	12,284	–	12,284	–
Russia	56,421	56,421	–	–
South Africa	23,660	–	23,660	–
South Korea	31,694	–	31,694	–
Spain	10,561	10,561	–	–
Sweden	76,509	–	76,509	–
Switzerland	175,300	–	175,300	–
Taiwan	68,670	9,483	59,187	–
United Kingdom	324,279	18,549	305,730	–
United States	10,668	10,668	–	–
Total	2,002,619	505,962	1,496,657	–
Short-Term Investments	48,490	–	48,490	–
Total	$2,051,109	$505,962	$1,545,147	$–
Foreign Currency Contracts*	780	–	780	–
Total	$780	$–	$780	$–
Liabilities:
Foreign Currency Contracts*	37	–	37	–
Total	$37	$–	$37	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.7%
808	Harley-Davidson, Inc.	$34,315

	Banks - 3.1%
392	Bankunited, Inc.	11,240
2,594	Huntington Bancshares, Inc.	17,224
333	M&T Bank Corp.	29,452
123	People's United Financial, Inc.	1,553
		59,469
	Capital Goods - 11.3%
418	AMETEK, Inc.	18,353
508	Carlisle Cos., Inc.	22,614
377	Foster Wheeler AG ●	14,190
570	IDEX Corp.	24,859
424	Jacobs Engineering Group, Inc. ●	21,827
162	Joy Global, Inc.	16,047
639	Lennox International, Inc.	33,572
168	MSC Industrial Direct Co., Inc.	11,494
604	PACCAR, Inc.	31,593
415	Rockwell Collins, Inc.	26,936
		221,485
	Commercial & Professional Services - 2.9%
432	HNI Corp.	13,618
335	Manpower, Inc.	21,040
697	Robert Half International, Inc.	21,329
		55,987
	Consumer Durables & Apparel - 4.2%
333	Hasbro, Inc.	15,593
97	Lululemon Athletica, Inc. ●	8,664
37	NVR, Inc. ●	28,149
434	Tempur-Pedic International, Inc. ●	21,984
208	Timberland Co. Class A ●	8,607
		82,997
	Consumer Services - 1.7%
297	DeVry, Inc.	16,359
129	Strayer Education, Inc.	16,823
		33,182
	Diversified Financials - 4.7%
334	Cetip S.A. - Balcao Organizado	5,450
232	Greenhill & Co., Inc.	15,269
112	IntercontinentalExchange, Inc. ●	13,874
1,244	SEI Investments Co.	29,712
162	Stifel Financial ●	11,643
103	T. Rowe Price Group, Inc.	6,831
224	Waddell and Reed Financial, Inc. Class A	9,081
		91,860
	Energy - 6.5%
183	Alpha Natural Resources, Inc. ●	10,891
592	Cobalt International Energy ●	9,952
38	Consol Energy, Inc.	2,025
472	Denbury Resources, Inc. ●	11,507
812	El Paso Corp.	14,607
417	ENSCO International plc	24,131
100	Noble Energy, Inc.	9,711
301	Overseas Shipholding Group, Inc.	9,682
217	Peabody Energy Corp.	15,601
21	Pioneer Natural Resources Co.	2,186
65	SM Energy Co.	4,850
257	Ultra Petroleum Corp. ●	12,667
		127,810
	Food, Beverage & Tobacco - 0.3%
115	Molson Coors Brewing Co.	5,388

	Health Care Equipment & Services - 7.5%
808	Amerisource Bergen Corp.	31,976
488	Cardinal Health, Inc.	20,077
134	Edwards Lifesciences Corp. ●	11,667
984	Lincare Holdings, Inc.	29,188
635	Patterson Cos., Inc.	20,447
537	Resmed, Inc. ●	16,095
382	Universal Health Services, Inc. Class B	18,874
		148,324
	Household & Personal Products - 0.5%
104	Estee Lauder Co., Inc.	10,002

	Insurance - 3.9%
904	Brown & Brown, Inc.	23,331
1,184	Genworth Financial, Inc. ●	15,934
942	Unum Group	24,732
377	W.R. Berkley Corp.	12,154
		76,151
	Materials - 4.5%
196	CF Industries Holdings, Inc.	26,825
166	FMC Corp.	14,136
175	Sherwin-Williams Co.	14,668
253	Silgan Holdings, Inc.	9,642
712	Steel Dynamics, Inc.	13,357
82	Walter Energy, Inc.	11,105
		89,733
	Media - 2.3%
598	Discovery Communications, Inc. ●	23,870
620	DreamWorks Animation SKG, Inc. ●	17,325
77	Liberty Global, Inc. ●	3,197
		44,392
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
1,219	Amylin Pharmaceuticals, Inc. ●	13,866
910	Mylan, Inc. ●	20,632
983	Qiagen N.V. ●	19,701
308	Regeneron Pharmaceuticals, Inc. ●	13,859
476	Vertex Pharmaceuticals, Inc. ●	22,815
246	Waters Corp. ●	21,382
635	Watson Pharmaceuticals, Inc. ●	35,538
		147,793
	Real Estate - 1.5%
249	Alexandria Real Estate Equities, Inc.	19,422
97	Public Storage	10,786
		30,208
	Retailing - 4.1%
37	Advance Automotive Parts, Inc.	2,412
369	Big Lots, Inc. ●	16,013
76	Netflix, Inc. ●	18,079
153	O'Reilly Automotive, Inc. ●	8,797
1,067	Penske Automotive Group, Inc. ●	21,366
156	Signet Jewelers Ltd. ●	7,180

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Retailing - 4.1% - (continued)
273	Urban Outfitters, Inc. ●		$8,147
			81,994
	Semiconductors & Semiconductor Equipment - 6.3%
454	Altera Corp.		19,998
477	Analog Devices, Inc.		18,777
284	Lam Research Corp. ●		16,114
632	Maxim Integrated Products, Inc.		16,184
961	NVIDIA Corp. ●		17,734
603	Skyworks Solutions, Inc. ●		19,555
498	Xilinx, Inc.		16,339
			124,701
	Software & Services - 10.5%
394	Check Point Software Technologies Ltd.
	ADR ●		20,091
366	Citrix Systems, Inc. ●		26,894
161	Factset Research Systems, Inc.		16,903
515	Gartner, Inc. Class A ●		21,439
1,399	Genpact Ltd. ●		20,254
397	Global Payments, Inc.		19,424
280	Micros Systems ●		13,815
285	Teradata Corp. ●		14,474
836	VeriSign, Inc.		30,277
1,083	Western Union Co.		22,496
			206,067
	Technology Hardware & Equipment - 3.3%
478	ADTRAN, Inc.		20,286
385	National Instruments Corp.		12,603
646	Polycom, Inc. ●		33,486
			66,375
	Telecommunication Services - 1.1%
426	American Tower Corp. Class A ●		22,055

	Transportation - 5.4%
167	C.H. Robinson Worldwide, Inc.		12,357
346	Con-way, Inc.		13,606
481	Expeditors International of Washington, Inc.		24,129
421	J.B. Hunt Transport Services, Inc.		19,122
225	Kansas City Southern ●		12,227
1,893	Southwest Airlines Co.		23,914
			105,355
	Utilities - 3.5%
761	Northeast Utilities		26,334
692	UGI Corp.		22,763
625	Wisconsin Energy Corp.		19,056
			68,153
	Total common stocks
	(cost $1,456,194)		$1,933,796

	Total long-term investments
	(cost $1,456,194)		$1,933,796

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $1,156,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $1,179)
$1,156	0.14%, 3/31/2011		$1,156
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $7,006, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $7,146)
7,006	0.14%, 3/31/2011		7,006
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $7,385,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $7,533)
7,385	0.15%, 3/31/2011		7,385
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $32, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $32)
32	0.10%, 3/31/2011		32
			15,579
	Total short-term investments
	(cost $15,579)		$15,579

	Total investments
	(cost $1,471,773) ▲	99.2%	$1,949,375
	Other assets and liabilities	0.8%	16,388
	Total net assets	100.0%	$1,965,763

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.0% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,480,779 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$504,165
Unrealized Depreciation	(35,569)
Net Unrealized Appreciation	$468,596

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,933,796	$1,933,796	$–	$–
Short-Term Investments	15,579	–	15,579	–
Total	$1,949,375	$1,933,796	$15,579	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 5.2%
232	Bankunited, Inc.	$6,672
333	Beneficial Mutual Bancorp, Inc. ●	2,872
212	Comerica, Inc.	7,766
226	First Midwest Bancorp, Inc.	2,667
519	Huntington Bancshares, Inc.	3,445
2,542	Popular, Inc. ●	7,396
181	Umpqua Holdings Corp.	2,071
		32,889
	Capital Goods - 15.1%
136	AGCO Corp. ●	7,465
154	AMETEK, Inc.	6,771
423	Barnes Group, Inc.	8,841
111	Dover Corp.	7,271
87	Esterline Technologies Corp. ●	6,130
135	Hubbell, Inc. Class B	9,618
264	Pentair, Inc.	9,969
137	Teledyne Technologies, Inc. ●	7,095
145	Terex Corp. ●	5,352
322	Textron, Inc.	8,819
202	Thomas & Betts Corp. ●	12,007
140	URS Corp. ●	6,447
		95,785
	Consumer Durables & Apparel - 3.3%
286	Mattel, Inc.	7,117
285	MDC Holdings, Inc.	7,217
358	Toll Brothers, Inc. ●	7,068
		21,402
	Consumer Services - 0.7%
76	DeVry, Inc.	4,185

	Diversified Financials - 5.4%
63	Affiliated Managers Group, Inc. ●	6,923
236	Invesco Ltd.	6,019
626	PHH Corp. ●	13,632
211	Solar Capital Ltd.	5,044
452	Solar Cayman Ltd. ⌂●†	220
141	TD Ameritrade Holding Corp.	2,947
		34,785
	Energy - 9.5%
139	Cabot Oil & Gas Corp.	7,352
143	Cie Gen Geophysique SP ADR ●	5,164
186	Cobalt International Energy ●	3,134
140	Consol Energy, Inc.	7,482
99	ENSCO International plc	5,709
78	Frontline Ltd.	1,932
130	Japan Petroleum Exploration Co., Ltd.	6,519
121	Newfield Exploration Co. ●	9,205
108	Overseas Shipholding Group, Inc.	3,484
303	Quicksilver Resources, Inc. ●	4,333
100	Tidewater, Inc.	5,979
		60,293
	Food, Beverage & Tobacco - 3.7%
37	Bunge Ltd. Finance Corp.	2,676
3,489	China Agri-Industries Holdings	3,909
256	Cosan Ltd.	3,306
329	Maple Leaf Foods, Inc.	4,193
137	Molson Coors Brewing Co.	6,443
516	PureCircle Ltd. ●	912
41	Sanderson Farms, Inc.	1,873
		23,312
	Health Care Equipment & Services - 4.8%
272	Amerisource Bergen Corp.	10,744
227	Brookdale Senior Living, Inc. ●	6,342
310	CIGNA Corp.	13,745
		30,831
	Insurance - 8.8%
95	Everest Re Group Ltd.	8,359
362	Fidelity National Financial, Inc.	5,109
153	Platinum Underwriters Holdings Ltd.	5,834
245	Principal Financial Group, Inc.	7,864
220	Reinsurance Group of America, Inc.	13,794
42	StanCorp Financial Group, Inc.	1,937
487	Unum Group	12,794
		55,691
	Materials - 10.9%
77	CF Industries Holdings, Inc.	10,519
108	FMC Corp.	9,147
100	Greif, Inc.	6,547
1,244	Incitec Pivot Ltd.	5,568
687	Louisiana-Pacific Corp. ●	7,214
327	Methanex Corp. ADR	10,218
245	Owens-Illinois, Inc. ●	7,400
821	Rexam plc	4,788
132	Sino Forest Corp. ■●	3,445
182	Sino Forest Corp. Class A ●	4,749
		69,595
	Media - 2.3%
527	Virgin Media, Inc.	14,651

	Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
437	Almirall S.A.	4,888
357	Impax Laboratories, Inc. ●	9,076
34	UCB S.A.	1,289
		15,253
	Real Estate - 6.1%
89	American Assets Trust, Inc.	1,891
1,093	BR Properties S.A.	11,497
449	Duke Realty, Inc.	6,286
201	Forest City Enterprises, Inc. Class A ●	3,792
118	Iguatemi Emp de Shopping	2,874
187	Multiplan Empreendimentos Imobiliarios S.A.	3,822
188	Plum Creek Timber Co., Inc.	8,199
		38,361
	Retailing - 4.3%
135	American Eagle Outfitters, Inc.	2,137
133	Ann, Inc. ●	3,881
5,788	Buck Holdings L.P. ⌂●†	13,281
116	Ross Stores, Inc.	8,257
		27,556
	Semiconductors & Semiconductor Equipment - 3.5%
219	Avago Technologies Ltd.	6,798
60	Cree, Inc. ●	2,788
58	Linear Technology Corp.	1,961

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Semiconductors & Semiconductor Equipment - 3.5% - (continued)
221	Varian Semiconductor Equipment Associates,
	Inc. ●		$10,772
			22,319
	Software & Services - 0.8%
101	BMC Software, Inc. ●		5,004

	Technology Hardware & Equipment - 3.5%
422	Arrow Electronics, Inc. ●		17,653
381	Flextronics International Ltd. ●		2,842
1,953	Kingboard Laminates Holdings		1,629
			22,124
	Transportation - 1.6%
561	Delta Air Lines, Inc. ●		5,500
311	Swift Transportation Co. ●		4,569
			10,069
	Utilities - 6.6%
796	N.V. Energy, Inc.		11,848
316	Northeast Utilities		10,937
181	UGI Corp.		5,961
235	Westar Energy, Inc.		6,196
237	Wisconsin Energy Corp.		7,238
			42,180
	Total common stocks
	(cost $481,918)		$626,285

	Total long-term investments
	(cost $481,918)		$626,285

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $377,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $384)
$377	0.14%, 3/31/2011		$377
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $2,282, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $2,328)
2,282	0.14%, 3/31/2011		2,282
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $2,405,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $2,453)
2,405	0.15%, 3/31/2011		2,405
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $10, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $11)
10	0.10%, 3/31/2011		10
			5,074
	Total short-term investments
	(cost $5,074)		$5,074

	Total investments
	(cost $486,992) ▲	99.3%	$631,359
	Other assets and liabilities	0.7%	4,135
	Total net assets	100.0%	$635,494

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.4% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)
▲	At March 31, 2011, the cost of securities for federal income tax purposes was $499,050 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$152,611
Unrealized Depreciation	(20,302)
Net Unrealized Appreciation	$132,309

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $13,501, which represents 2.12% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $3,445, which represents 0.54% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$4,439
03/2007	452	Solar Cayman Ltd. - 144A	336

The aggregate value of these securities at March 31, 2011, was $13,501, which represents 2.12% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	JP Morgan Securities	Sell	$32	$32	04/05/2011	$–
British Pound	Barclay Investments	Sell	110	110	04/05/2011	–
British Pound	CS First Boston	Sell	73	73	04/04/2011	–
Canadian Dollar	Morgan Stanley	Sell	52	52	04/04/2011	–
Euro	Barclay Investments	Buy	1	1	04/05/2011	–
Euro	State Street Global Markets LLC	Buy	53	53	04/01/2011	–
Hong Kong Dollar	Citibank	Sell	56	56	04/04/2011	–
Hong Kong Dollar	JP Morgan Securities	Sell	175	175	04/01/2011	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)
Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$626,285	$583,282	$29,502	$13,501
Short-Term Investments	5,074	–	5,074	–
Total	$631,359	$583,282	$34,576	$13,501
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$13,180	$—	$321	*	$—	$—	$—	$—	$—	$13,501
Total	$13,180	$—	$321		$—	$—	$—	$—	$—	$13,501

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $321.

4

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 8.9%
	Commercial Banking - 3.1%
	Bank of Nova Scotia Houston
$12,000	0.50%, 01/06/2012 Δ	$12,016
	Barclays Bank plc New York
17,125	0.59%, 06/13/2011 Δ	17,125
11,250	0.71%, 05/17/2011 Δ	11,256
	Rabobank Nederland NV New York
12,500	0.31%, 05/09/2011	12,500
	Svenska Handelsbanken, Inc.
12,000	0.29%, 06/22/2011	12,000
	UBS AG Stamford CT
10,000	0.24%, 06/27/2011	10,000
		74,897
	Depository Credit - Banking - 2.5%
	Royal Bank of Canada New York
16,000	0.31%, 02/14/2012 Δ	16,000
8,400	0.35%, 10/03/2011 Δ	8,403
	Toronto-Dominion Bank New York
24,000	0.30%, 05/19/2011 Δ	24,002
12,000	0.34%, 01/12/2012 Δ	12,000
		60,405
	Monetary Authorities - Central Banks - 1.0%
	Deutsche Bank AG New York
12,000	0.35%, 07/25/2011 Δ	12,000
12,500	0.50%, 08/24/2011 Δ	12,509
		24,509
	Securities and Commodity Contracts and Brokerage - 2.3%
	Credit Suisse First Boston New York
17,500	0.36%, 07/22/2011 Δ	17,502
20,000	0.46%, 04/21/2011 Δ	20,001
	UBS AG Stamford CT
19,000	0.31%, 04/14/2011	19,000
		56,503
	Total certificates of deposit
	(cost $216,314)	$216,314

COMMERCIAL PAPER - 51.6%
	Agencies, Brokerages, and Other Insurance Act. - 0.5%
	Goldman Sachs Group, Inc.
$11,750	0.15%, 04/21/2011	$11,749

	Beverage Manufacturing - 1.9%
	Coca Cola Co.
17,000	0.23%, 07/05/2011	16,990
28,000	0.24%, 05/16/2011 - 06/20/2011	27,988
		44,978
	Commercial Banking - 13.9%
	Barclays U.S. Funding Corp.
8,000	0.25%, 06/01/2011	7,997
	BNP Paribas Finance
24,750	0.21%, 04/29/2011	24,746
	Commonwealth Bank of Australia
12,000	0.17%, 04/06/2011	12,000
24,000	0.26%, 05/16/2011 - 06/07/2011	23,990
	Nordea North America
12,250	0.25%, 06/21/2011	12,243
12,500	0.27%, 04/13/2011	12,499
12,250	0.28%, 07/18/2011	12,240
	Old Line Funding LLC
12,250	0.24%, 05/10/2011 ■	12,247
36,000	0.26%, 04/20/2011 - 06/14/2011 ■	35,986
	Rabobank USA
12,500	0.27%, 07/05/2011	12,491
7,000	0.29%, 06/03/2011	6,996
	Standard Chartered Bank
11,750	0.28%, 05/02/2011	11,747
12,000	0.29%, 04/13/2011	11,999
12,000	0.30%, 04/29/2011	11,997
	State Street Corp.
12,000	0.23%, 04/04/2011	12,000
16,000	0.27%, 07/05/2011	15,989
12,000	0.28%, 06/06/2011	11,994
	Svenska Handelsbanken, Inc.
11,500	0.27%, 06/17/2011	11,493
13,250	0.28%, 04/15/2011	13,248
	U.S. Bank
36,000	0.22%, 05/11/2011 - 05/18/2011	35,990
	UBS Finance Delaware LLC
9,500	0.28%, 05/31/2011	9,496
	Westpac Banking Corp.
12,250	0.32%, 10/28/2011 ■ Δ	12,259
		331,647
	Computer and Peripheral Equipment Manufacturing - 0.8%
	Hewlett-Packard Co.
18,500	0.13%, 04/07/2011 ■	18,500

	Consumer Lending - 2.3%
	Straight-A Funding LLC
11,500	0.22%, 04/07/2011 ■	11,499
43,500	0.25%, 05/05/2011 - 06/03/2011 ■	43,485
		54,984
	Depository Credit - Banking - 1.9%
	Bank of Nova Scotia
34,000	0.27%, 05/02/2011 - 06/06/2011	33,987
	Toronto Dominion Holdings USA
12,000	0.21%, 05/04/2011 ■	11,998
		45,985
	International Trade Financing (Foreign Banks) - 6.8%
	International Bank for Reconstruction &
	Development
18,500	0.10%, 04/18/2011	18,499
18,000	0.18%, 04/25/2011	17,998
18,750	0.21%, 04/01/2011	18,750
16,250	0.23%, 04/28/2011	16,247

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 51.6% - (continued)
	International Trade Financing (Foreign Banks) - 6.8% - (continued)
	Kreditanstalt fuer Wiederaufbau
$11,750	0.21%, 04/19/2011 ■	$11,749
12,000	0.25%, 05/18/2011 ■	11,996
6,750	0.26%, 06/24/2011 ■	6,746
18,000	0.27%, 06/03/2011 ■	17,991
	Royal Bank of Canada New York
25,500	0.16%, 04/18/2011	25,498
	Victory Receivables Corp.
17,750	0.25%, 04/11/2011 ■	17,749
		163,223
	Natural Gas Distribution - 0.4%
	Conocophillips Qatar
9,600	0.19%, 04/18/2011 ■	9,599

	Nondepository Credit Banking - 2.9%
	General Electric Capital Corp.
11,500	0.17%, 04/14/2011	11,499
24,250	0.22%, 06/09/2011 - 06/22/2011	24,239
	John Deere Capital Corp.
12,000	0.18%, 04/25/2011 ■	11,998
	John Deere Credit, Inc.
6,250	0.16%, 04/15/2011	6,250
15,750	0.19%, 04/19/2011	15,748
		69,734
	Other Financial Investment Activities - 6.0%
	Alpine Securitization Corp.
16,000	0.19%, 04/05/2011	16,000
16,500	0.21%, 04/25/2011	16,498
16,000	0.24%, 05/10/2011	15,996
	Falcon Asset Securitization Co.
12,500	0.23%, 04/07/2011 ■	12,499
35,500	0.26%, 05/03/2011 - 06/07/2011 ■	35,488
	Sheffield Receivables Corp.
12,000	0.20%, 04/11/2011	11,999
12,500	0.23%, 04/06/2011	12,500
23,000	0.26%, 04/20/2011 - 05/18/2011	22,994
		143,974
	Other General Merchandise Stores - 2.0%
	Wal-Mart Stores, Inc.
30,000	0.11%, 04/04/2011	29,999
18,500	0.17%, 04/28/2011	18,498
		48,497
	Pharmaceutical & Medicine Manufacturing - 3.0%
	Johnson & Johnson
47,000	0.17%, 05/19/2011 - 06/09/2011 ■	46,988
	Sanofi-Aventis S.A.
12,500	0.35%, 10/18/2011 ■	12,476
12,000	0.36%, 03/28/2012 Δ	12,000
		71,464
	Securities and Commodity Contracts and Brokerage - 2.2%
	Credit Suisse First Boston New York
$10,250	0.28%, 06/24/2011	$10,243
	JP Morgan Chase Funding, Inc.
12,750	0.20%, 04/06/2011	12,750
30,500	0.22%, 05/17/2011 - 06/28/2011	30,487
		53,480
	Soap, Cleaning Compound, Toiletries Manufacturing - 3.1%
	Colgate-Palmolive Co.
24,750	0.12%, 04/08/2011 ■	24,749
	Procter & Gamble Co.
16,500	0.17%, 06/10/2011 ■	16,495
16,000	0.19%, 05/25/2011 ■	15,995
16,000	0.20%, 05/18/2011 ■	15,996
		73,235
	Sovereign Foreign Governments - 3.9%
	Ontario (Province of)
12,000	0.17%, 04/01/2011	12,000
24,000	0.22%, 05/09/2011	23,994
	Quebec (Province of)
26,500	0.17%, 04/29/2011 - 05/16/2011 ■	26,495
14,230	0.19%, 06/08/2011 ■	14,225
15,500	0.21%, 04/15/2011 ■	15,499
		92,213
	Total commercial paper
	(cost $1,233,262)	$1,233,262

CORPORATE NOTES - 10.2%
	Commercial Banking - 1.0%
	Rabobank Netherlands
$14,500	0.51%, 08/05/2011 ■ Δ	$14,510
	UBS AG Stamford CT
10,300	1.56%, 09/29/2011 Δ	10,358
		24,868
	Computer and Peripheral Equipment Manufacturing - 2.4%
	Hewlett-Packard Co.
11,107	0.29%, 05/27/2011	11,141
7,450	1.36%, 05/27/2011 Δ	7,463
	IBM Corp.
39,750	0.88%, 07/28/2011 Δ	39,830
		58,434
	Depository Credit - Banking - 2.0%
	Wells Fargo & Co.
23,750	0.45%, 06/02/2011	23,895
24,000	0.96%, 08/29/2011 Δ	24,067
		47,962

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 10.2% - (continued)
	Insurance Carriers - 1.7%
	Met Life Global Funding I
$41,480	0.70%, 07/13/2011 ■ Δ		$41,526

	Nondepository Credit Banking - 0.6%
	General Electric Capital Corp.
13,933	0.39%, 04/28/2011 Δ		13,934

	Pharmaceutical & Medicine Manufacturing - 1.4%
	Abbott Laboratories
32,825	0.32%, 05/15/2011		33,040

	Securities and Commodity Contracts and Brokerage - 1.1%
	Goldman Sachs Group, Inc.
20,000	0.53%, 08/05/2011 Δ		20,014
	JP Morgan Chase & Co.
4,265	0.31%, 06/01/2011		4,303
			24,317
	Total corporate notes
	(cost $244,081)		$244,081

OTHER POOLS AND FUNDS - 0.0%
–	JP Morgan U.S. Government Money
	Market Fund		$–

	Total other pools and funds
	(cost $–)		$–

REPURCHASE AGREEMENTS - 14.5%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $128,595,
	collateralized by U.S. Treasury Bond
	6.63% - 6.75%, 2026 - 2027, U.S.
	Treasury Note 1.88% - 5.13%, 2016 -
	2017, value of $131,167)
$128,595	0.08% dated 03/31/2011		$128,595
	Deutsche Bank Securities Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $2,480, collateralized by
	U.S. Treasury Note 0.63%, 2013, value
	of $2,529)
2,480	0.08% dated 03/31/2011		2,480
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 04/01/2011 in the amount of $70,497,
	collateralized by U.S. Treasury Note
	0.63% - 4.00%, 2012, value of $71,907)
70,497	0.10% dated 03/31/2011		70,497
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $147,303, collateralized by
	U.S. Treasury Note 1.38%, 2013, value
	of $150,248)
147,302	0.13% dated 03/31/2011		147,302

	Total repurchase agreements
	(cost $348,874)		$348,874

U.S. GOVERNMENT AGENCIES - 6.7%
	Federal Home Loan Mortgage Corp. - 1.9%
$15,650	0.10%, 05/03/2011		$15,648
24,000	0.11%, 04/05/2011		24,000
6,810	0.16%, 04/11/2011		6,810
			46,458
	Federal National Mortgage Association - 4.8%
49,250	0.08%, 04/20/2011 - 04/27/2011		49,247
65,339	0.11%, 04/26/2011		65,334
			114,581

	Total U.S. government agencies
	(cost $161,039)		$161,039

U.S. GOVERNMENT SECURITIES - 8.4%
	Other Direct Federal Obligations - 5.1%
	Federal Home Loan Bank
$62,250	0.06%, 04/11/2011		$62,249
24,000	0.07%, 04/08/2011		24,000
10,000	0.10%, 04/27/2011		9,999
25,700	0.11%, 05/06/2011		25,697
			121,945
	U.S. Treasury Bills - 3.3%
80,000	0.12%, 04/15/2011 ○		79,996

	Total U.S. government securities
	(cost $201,941)		$201,941

	Total investments
	(cost $2,405,511) ▲	100.3%	$2,405,511

	Other assets and liabilities	(0.3)%	(7,047)
	Total net assets	100.0%	$2,398,464

3

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)
Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 20.2% of total net assets at March 31, 2011.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $526,743, which represents 21.96% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$216,314	$–	$216,314	$–
Commercial Paper	1,233,262	–	1,233,262	–
Corporate Notes	244,081	–	244,081	–
Other Pools and Funds	–	–	–	–
Repurchase Agreements	348,874	–	348,874	–
U.S. Government Agencies	161,039	–	161,039	–
U.S. Government Securities	201,941	–	201,941	–
Total	$2,405,511	$–	$2,405,511	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.

4

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Automobiles & Components - 1.5%
174	Amerigon, Inc. ●	$2,654
200	Autometal S.A.	2,069
154	Dana Holding Corp. ●	2,676
109	Tenneco Automotive, Inc. ●	4,644
80	Tesla Motors, Inc. ●	2,203
259	Thor Industries, Inc.	8,659
		22,905
	Banks - 1.1%
264	Boston Private Financial Holdings, Inc.	1,869
66	Columbia Banking Systems, Inc.	1,261
29	First Midwest Bancorp, Inc.	341
231	Flushing Financial Corp.	3,442
70	Hudson Valley Holding Corp.	1,549
118	MGIC Investment Corp. ●	1,048
139	Northwest Bancshares, Inc.	1,743
46	Signature Bank ●	2,586
39	Southside Bancshares, Inc.	828
43	Wintrust Financial Corp.	1,577
		16,244
	Capital Goods - 10.5%
81	A.O. Smith Corp.	3,584
37	Aaon, Inc.	1,224
53	Acuity Brands, Inc.	3,109
414	Aecom Technology Corp. ●	11,470
118	AerCap Holdings N.V. ●	1,479
24	AGCO Corp. ●	1,341
179	Altra Holdings, Inc. ●	4,223
128	Applied Industrial Technologies, Inc.	4,244
53	AZZ, Inc.	2,418
39	Carlisle Cos., Inc.	1,756
113	Ceradyne, Inc. ●	5,072
97	Chart Industries, Inc. ●	5,315
436	Commercial Vehicles Group, Inc. ●	7,770
37	Crane Co.	1,810
232	DigitalGlobe, Inc. ●	6,510
86	Dycom Industries, Inc. ●	1,483
53	EMCOR Group, Inc. ●	1,636
56	Esterline Technologies Corp. ●	3,925
146	Foster Wheeler AG ●	5,504
60	Franklin Electric Co., Inc.	2,781
191	GrafTech International Ltd. ●	3,949
50	Harsco Corp.	1,765
135	Kratos Defense & Security ●	1,924
45	Lennox International, Inc.	2,371
23	Lindsay Corp.	1,821
738	Meritor, Inc. ●	12,527
57	Michael Baker Corp. ●	1,645
87	Moog, Inc. Class A ●	3,985
54	Nordson Corp.	6,202
537	RSC Holdings, Inc. ●	7,722
94	Rush Enterprises, Inc. ●	1,852
89	SauerDanfoss, Inc. ●	4,511
50	TAL International Group, Inc.	1,803
65	Teledyne Technologies, Inc. ●	3,342
52	Textainer Group Holdings Ltd.	1,947
43	TransDigm Group, Inc. ●	3,580
97	Trex Co., Inc. ●	3,158
146	Trimas Corp. ●	3,143
443	United Rentals, Inc. ●	14,754
124	Wabash National Corp. ●	1,435
38	Woodward, Inc.	1,305
		161,395
	Commercial & Professional Services - 2.6%
11	Advisory Board Co. ●	558
319	APAC TeleServices, Inc. ●	1,918
22	Consolidated Graphics, Inc. ●	1,180
284	Corrections Corp. of America ●	6,929
82	Deluxe Corp.	2,179
301	Geo Group, Inc. ●	7,730
89	Knoll, Inc.	1,873
556	Sykes Enterprises, Inc. ●	10,988
73	Towers Watson & Co.	4,045
76	TrueBlue, Inc. ●	1,271
25	United Stationers, Inc.	1,749
		40,420
	Consumer Durables & Apparel - 5.5%
423	Brunswick Corp.	10,748
170	Carter's, Inc. ●	4,880
130	Columbia Sportswear Co.	7,707
414	Eastman Kodak Co. ●	1,338
526	Hanesbrands, Inc. ●	14,224
105	Iconix Brand Group, Inc. ●	2,249
89	Maidenform Brands, Inc. ●	2,531
65	Polaris Industries, Inc.	5,620
424	Quiksilver, Inc. ●	1,874
95	Skechers USA, Inc. Class A ●	1,951
403	Tempur-Pedic International, Inc. ●	20,431
136	Under Armour, Inc. Class A ●	9,251
31	Warnaco Group, Inc. ●	1,756
		84,560
	Consumer Services - 3.9%
46	Bally Technologies, Inc. ●	1,726
410	Cheesecake Factory, Inc. ●	12,342
1,005	Domino's Pizza UK & IRL plc	6,904
341	Domino's Pizza, Inc. ●	6,277
598	Estacio Participacoes S.A.	9,797
135	Grand Canyon Education, Inc. ●	1,955
120	K12, Inc. ●	4,057
102	Lincoln Educational Services Corp.	1,617
82	P.F. Chang's China Bistro, Inc.	3,780
89	Regis Corp.	1,582
37	Steiner Leisure Ltd. ●	1,689
146	Summit Hotel Properties, Inc. ●	1,446
115	Texas Roadhouse, Inc.	1,956
48	Weight Watchers International, Inc.	3,386
120	Whistler Blackcomb Holdings, Inc.	1,459
		59,973
	Diversified Financials - 2.3%
205	BGC Partners, Inc.	1,900
123	Compass Diversified Holdings	1,812
393	Cowen Group, Inc. Class A ●	1,576
158	Dollar Financial Corp. ●	3,288
179	Evercore Partners, Inc.	6,142
90	Ezcorp, Inc. ●	2,817
139	Fifth Street Finance Corp.	1,858
209	Gain Capital Holdings, Inc. ●	1,599
80	Green Dot Corp. ●	3,438
397	Justice Holdings Ltd. ●	6,283
124	Knight Capital Group, Inc. ●	1,663
1	Stifel Financial ●	101

1

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Diversified Financials - 2.3% - (continued)
232	Uranium Participation Corp. ●	$1,572
31	World Acceptance Corp. ●	2,031
		36,080
	Energy - 6.6%
50	Approach Resources, Inc. ●	1,663
32	Berry Petroleum Co.	1,605
267	BPZ Resources, Inc. ●	1,417
154	C&J Energy Services, Inc. ⌂●†	2,464
194	Cabot Oil & Gas Corp.	10,275
104	Complete Production Services, Inc. ●	3,318
138	CVR Energy, Inc. ●	3,187
58	Dril-Quip, Inc. ●	4,571
556	Global Industries ●	5,445
157	Gulfmark Offshore, Inc. ●	6,968
111	Harvest Natural Resources, Inc. ●	1,684
138	Hornbeck Offshore Services, Inc. ●	4,253
267	James River Coal Co. ●	6,451
212	Karoon Gas Australia Ltd. ●	1,568
603	Kodiak Oil & Gas Corp. ●	4,038
2,721	Oilsands Quest, Inc. ●	1,306
101	Petroleum Development Corp. ●	4,868
380	Rosetta Resources, Inc. ●	18,060
41	SM Energy Co.	3,029
39	Swift Energy Co. ●	1,673
167	Tidewater, Inc.	9,986
280	Vaalco Energy, Inc. ●	2,172
800	Vantage Drilling Co. ●	1,440
		101,441
	Food & Staples Retailing - 0.3%
131	Fresh Market, Inc. ●	4,928

	Food, Beverage & Tobacco - 2.1%
320	Darling International, Inc. ●	4,915
196	GrainCorp Ltd.	1,543
379	Green Mountain Coffee Roasters, Inc. ●	24,490
146	Viterra, Inc.	1,772
		32,720
	Health Care Equipment & Services - 8.2%
321	Abiomed, Inc. ●	4,665
286	Allscripts Healthcare Solutions, Inc. ●	5,994
133	American Medical Systems Holdings ●	2,884
70	AmSurg Corp. ●	1,791
184	Angiodynamics, Inc. ●	2,775
54	Corvel Corp. ●	2,872
89	Cyberonics, Inc. ●	2,820
235	Dexcom, Inc. ●	3,652
63	Ensign Group, Inc.	2,015
212	Gen-Probe, Inc. ●	14,085
67	Greatbatch, Inc. ●	1,783
61	Hanger Orthopedic Group, Inc. ●	1,582
81	HealthSouth Corp. ●	2,024
143	Healthspring, Inc. ●	5,333
109	Heartware International, Inc. ●	9,347
41	ICU Medical, Inc. ●	1,804
53	LHC Group, Inc. ●	1,602
99	Masimo Corp.	3,267
24	MEDNAX, Inc. ●	1,625
172	NuVasive, Inc. ●	4,345
113	Owens & Minor, Inc.	3,682
206	SXC Health Solutions Corp. ●	11,301
64	U.S. Physical Therapy, Inc.	1,421
332	Volcano Corp. ●	8,492
349	Wellcare Health Plans, Inc. ●	14,649
247	Zoll Medical Corp. ●	11,047
		126,857
	Household & Personal Products - 0.5%
154	China-Biotics, Inc. ●	1,235
48	Medifast, Inc. ●	940
177	Nu Skin Enterprises, Inc. Class A	5,080
		7,255
	Insurance - 0.4%
36	Allied World Assurance Holdings Ltd.	2,276
114	Amerisafe, Inc. ●	2,529
39	Platinum Underwriters Holdings Ltd.	1,501
		6,306
	Materials - 2.8%
52	Allied Nevada Gold Corp. ●	1,852
33	AptarGroup, Inc.	1,659
103	Georgia Gulf Corp. ●	3,792
40	Kraton Performance Polymers ●	1,534
18	LSB Industries, Inc. ●	717
318	Methanex Corp. ADR	9,944
24	Molycorp, Inc. ●	1,416
180	New Gold, Inc. ●	2,113
131	Olin Corp.	2,997
48	Rock Tenn Co. Class A	3,310
194	Silgan Holdings, Inc.	7,411
138	Stillwater Mining Co. ●	3,171
46	TPC Group, Inc. ●	1,334
110	Winpak Ltd.	1,423
		42,673
	Media - 0.6%
442	Cinemark Holdings, Inc.	8,556

	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
315	Alkermes, Inc. ●	4,079
95	Ardea Biosciences, Inc. ●	2,738
723	Arena Pharmaceuticals, Inc. ●	1,005
181	Auxilium Pharmaceuticals, Inc. ●	3,895
229	Bruker Corp. ●	4,767
303	Cadence Pharmaceuticals, Inc. ●	2,788
201	Cubist Pharmaceuticals, Inc. ●	5,083
605	Exelixis, Inc. ●	6,836
496	Incyte Corp. ●	7,862
222	Inspire Pharmaceuticals, Inc. ●	880
201	Ironwood Pharmaceuticals, Inc. ●	2,817
345	Medicines Co. ●	5,618
68	Momenta Pharmaceuticals, Inc. ●	1,078
223	Onyx Pharmaceuticals, Inc. ●	7,859
363	PAREXEL International Corp. ●	9,049
521	Pharmaceutical Product Development, Inc.	14,448
168	Pharmasset, Inc. ●	13,243
348	Regeneron Pharmaceuticals, Inc. ●	15,627
403	Rigel Pharmaceuticals, Inc. ●	2,865
326	Salix Pharmaceuticals Ltd. ●	11,422
658	Seattle Genetics, Inc. ●	10,243
		134,202
	Real Estate - 0.7%
210	Anworth Mortgage Asset Corp.	1,487

2

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Real Estate - 0.7% - (continued)
112	Capstead Mortgage Corp.	$1,425
106	Colonial Properties Trust	2,036
49	Hatteras Financial Corp.	1,383
159	Medical Properties Trust, Inc.	1,841
305	MFA Mortgage Investments, Inc.	2,499
		10,671
	Retailing - 5.9%
304	Big Lots, Inc. ●	13,182
364	Brown (N) Group plc	1,480
67	Cato Corp.	1,642
163	Children's Place Retail Stores, Inc. ●	8,147
70	Citi Trends, Inc. ●	1,563
92	Core-Mark Holding Co., Inc. ●	3,041
1,550	Debenhams plc	1,472
224	Dick's Sporting Goods, Inc. ●	8,959
71	DSW, Inc. ●	2,848
34	Guess?, Inc.	1,334
270	Hot Topic, Inc.	1,539
66	Joseph A. Bank Clothiers, Inc. ●	3,360
305	LKQ Corp. ●	7,358
262	Lumber Liquidators Holdings, Inc. ●	6,548
68	Overstock.com, Inc. ●	1,070
110	PetMed Express, Inc.	1,737
240	Shutterfly, Inc. ●	12,570
281	Ulta Salon, Cosmetics & Fragrances, Inc. ●	13,514
		91,364
	Semiconductors & Semiconductor Equipment - 4.7%
614	Applied Micro Circuits Corp. ●	6,378
36	Cabot Microelectronics Corp. ●	1,856
253	Cavium Networks, Inc. ●	11,361
188	Cymer, Inc. ●	10,608
356	Cypress Semiconductor Corp. ●	6,892
527	GT Solar International, Inc. ●	5,615
320	Mindspeed Technologies, Inc. ●	2,704
167	MIPS Technologies, Inc. Class A ●	1,750
83	Nanometrics, Inc. ●	1,505
64	OmniVision Technologies, Inc. ●	2,285
240	ON Semiconductor Corp. ●	2,371
205	PMC - Sierra, Inc. ●	1,538
82	RDA Microelectronics, Inc. ●	1,171
355	RF Micro Devices, Inc. ●	2,273
196	Silicon Image, Inc. ●	1,759
345	Skyworks Solutions, Inc. ●	11,194
50	Tessera Technologies, Inc. ●	911
		72,171
	Software & Services - 16.1%
247	Ancestry.com, Inc. ●	8,761
274	Ariba, Inc. ●	9,340
159	Broadsoft, Inc. ●	7,594
1,060	Cadence Design Systems, Inc. ●	10,333
294	Commvault Systems, Inc. ●	11,732
167	Concur Technologies, Inc. ●	9,239
101	Constant Contact, Inc. ●	3,521
113	CSG Systems International, Inc. ●	2,246
266	Demand Media, Inc. ●	6,269
350	Dice Holdings, Inc. ●	5,289
185	Fortinet, Inc. ●	8,140
119	Gartner, Inc. Class A ●	4,953
212	Hisoft Technology International Ltd. ●	3,963
115	Informatica Corp. ●	6,023
170	j2 Global Communications, Inc. ●	5,006
136	JDA Software Group, Inc. ●	4,125
116	Kit Digital, Inc. ●	1,397
165	LivePerson, Inc. ●	2,085
18	Mercadolibre, Inc.	1,494
79	Nuance Communications, Inc. ●	1,549
52	Opnet Technologies, Inc.	2,020
380	Parametric Technology Corp. ●	8,550
51	Progress Software Corp. ●	1,488
281	Quest Software, Inc. ●	7,129
415	Quinstreet, Inc. ●	9,431
54	Rackspace Hosting, Inc. ●	2,309
260	Reald, Inc. ●	7,127
220	RealPage, Inc. ●	6,113
91	RightNow Technologies, Inc. ●	2,852
321	Sapient Corp. ●	3,677
201	Solarwinds, Inc. ●	4,725
95	Solera Holdings, Inc.	4,869
70	Sourcefire, Inc. ●	1,923
521	SuccessFactors, Inc. ●	20,352
114	Syntel, Inc.	5,959
167	The Knot, Inc. ●	2,009
631	Tibco Software, Inc. ●	17,197
330	Totvs S.A.	6,309
598	Velti plc ●	7,534
162	VeriFone Systems, Inc. ●	8,885
104	Wright Express Corp. ●	5,376
		248,893
	Technology Hardware & Equipment - 7.9%
2,373	AAC Acoustic Technologies	6,387
122	Acme Packet, Inc. ●	8,665
192	ADTRAN, Inc.	8,161
124	Arris Group, Inc. ●	1,583
350	Aruba Networks, Inc. ●	11,854
269	Brocade Communications Systems, Inc. ●	1,656
124	Comverse Technology, Inc. ●	931
123	Emulex Corp. ●	1,309
78	Fabrinet ●	1,564
216	Finisar Corp. ●	5,316
70	Interdigital, Inc.	3,356
997	Jabil Circuit, Inc.	20,377
239	JDS Uniphase Corp. ●	4,985
357	Mitel Networks Corp. ●	1,683
79	Multi-Fineline Electronix, Inc. ●	2,237
47	Netgear, Inc. ●	1,538
165	Oplink Communications, Inc. ●	3,218
57	Park Electrochemical Corp.	1,838
87	Plantronics, Inc.	3,183
410	Polycom, Inc. ●	21,278
291	Power-One, Inc. ●	2,550
150	Riverbed Technology, Inc. ●	5,665
96	Super Micro Computer, Inc. ●	1,540
110	Xyratex Ltd. ●	1,224
		122,098
	Telecommunication Services - 0.2%
32	AboveNet, Inc.	2,095
88	Neutral Tandem, Inc. ●	1,293
		3,388
	Transportation - 4.2%
192	Con-way, Inc.	7,558

3

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Transportation - 4.2% - (continued)
169	Copa Holdings S.A. Class A		$8,936
295	J.B. Hunt Transport Services, Inc.		13,399
27	Kirby Corp. ●		1,564
581	Localiza Rent a Car S.A.		9,262
66	Marten Transport Ltd.		1,463
300	Old Dominion Freight Line, Inc. ●		10,533
453	Werner Enterprises, Inc.		12,002
			64,717
	Utilities - 0.5%
74	Portland General Electric Co.		1,764
125	UniSource Energy Corp.		4,509
60	Westar Energy, Inc.		1,582
			7,855
	Total common stocks
	(cost $1,151,481)		$1,507,672

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
14	Callaway Golf Co., 7.50% ۞		$1,583

	Total preferred stocks
	(cost $1,530)		$1,583

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
80	iShares Russell 2000 Growth Index Fund		$7,656

	Total exchange traded funds
	(cost $6,441)		$7,656

	Total long-term investments
	(cost $1,159,452)		$1,516,911

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $2,506,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $2,556)
$2,506	0.14%, 3/31/2011		$2,506
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $15,185, collateralized by
	FHLB 0.16%, 2011, FHLMC 3.20%, 2020,
	value of $15,489)
15,185	0.14%, 3/31/2011		15,185
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $16,006,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $16,326)
16,006	0.15%, 3/31/2011		16,006
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $69, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $70)
69	0.10%, 3/31/2011		69
			33,766
	Total short-term investments
	(cost $33,766)		$33,766

	Total investments
	(cost $1,193,218) ▲	100.6%	$1,550,677
	Other assets and liabilities	(0.6)%	(8,653)
	Total net assets	100.0%	$1,542,024

4

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.3% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,199,751 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$369,291
Unrealized Depreciation	(18,365)
Net Unrealized Appreciation	$350,926

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $2,464, which represents 0.16% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2010	154	C&J Energy Services, Inc. - 144A	$1,540

The aggregate value of these securities at March 31, 2011, was $2,464, which represents 0.16% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	Citibank	Buy	$245	$245	04/04/2011	$–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,507,672	$1,488,318	$19,354	$–
Exchange Traded Funds	7,656	7,656	–	–
Preferred Stocks	1,583	1,583	–	–
Short-Term Investments	33,766	–	33,766	–
Total	$1,550,677	$1,497,557	$53,120	$–
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in						Balance
	of	Realized	Unrealized				Transfers	Transfers	as of
	December	Gain	Appreciation	Net			Into	Out of	March
	31, 2010	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$1,690	$—	$—	$—	$—	$—	$—	$(1,690)	$—
Total	$1,690	$—	$—	$—	$—	$—	$—	$(1,690)	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

6

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.6%
1,404	Ford Motor Co. ●	$20,939
608	Harley-Davidson, Inc.	25,847
324	Johnson Controls, Inc.	13,448
		60,234
	Banks - 5.9%
576	BB&T Corp.	15,817
1,505	Fifth Third Bankcorp	20,895
4,160	Mitsubishi UFJ Financial Group, Inc.	19,170
254	PNC Financial Services Group, Inc.	16,016
781	US Bancorp	20,629
1,332	Wells Fargo & Co.	42,221
		134,748
	Capital Goods - 8.1%
329	3M Co.	30,743
213	European Aeronautic Defence and Space Co. N.V.	6,196
1,258	General Electric Co.	25,215
516	Ingersoll-Rand plc	24,933
208	Lockheed Martin Corp.	16,723
727	Masco Corp.	10,114
663	PACCAR, Inc.	34,687
231	Rockwell Collins, Inc.	14,976
910	Textron, Inc.	24,938
		188,525
	Consumer Durables & Apparel - 0.9%
447	Newell Rubbermaid, Inc.	8,549
157	Stanley Black & Decker, Inc.	12,034
		20,583
	Consumer Services - 0.7%
288	DeVry, Inc.	15,838

	Diversified Financials - 8.7%
1,526	Bank of America Corp.	20,345
60	BlackRock, Inc.	11,980
1,360	Citigroup, Inc. ●	6,012
158	Goldman Sachs Group, Inc.	25,007
833	Invesco Ltd.	21,291
1,349	JP Morgan Chase & Co.	62,203
565	SEI Investments Co.	13,485
156	T. Rowe Price Group, Inc.	10,342
1,527	UBS AG ADR	27,555
		198,220
	Energy - 11.7%
335	Anadarko Petroleum Corp.	27,410
185	Baker Hughes, Inc.	13,555
191	BG Group plc	4,750
418	Chesapeake Energy Corp.	13,995
382	Chevron Corp.	41,060
1,013	Exxon Mobil Corp.	85,224
369	OAO Gazprom Class S ADR	11,939
271	Occidental Petroleum Corp.	28,285
736	Statoilhydro ASA ADR	20,340
246	Suncor Energy, Inc.	11,044
221	Ultra Petroleum Corp. ●	10,864
		268,466
	Food & Staples Retailing - 1.7%
776	CVS/Caremark Corp.	26,625
407	Sysco Corp.	11,277
		37,902
	Food, Beverage & Tobacco - 4.3%
665	General Mills, Inc.	24,295
959	Kraft Foods, Inc.	30,065
672	PepsiCo, Inc.	43,303
		97,663
	Health Care Equipment & Services - 4.4%
1,607	Boston Scientific Corp. ●	11,557
336	HCA Holdings, Inc. ●	11,384
802	Medtronic, Inc.	31,547
169	St. Jude Medical, Inc.	8,653
572	UnitedHealth Group, Inc.	25,868
197	Zimmer Holdings, Inc. ●	11,930
		100,939
	Household & Personal Products - 0.9%
326	Procter & Gamble Co.	20,051

	Insurance - 2.9%
173	ACE Ltd.	11,193
3,432	Ageas	9,760
1,006	Genworth Financial, Inc. ●	13,535
595	Marsh & McLennan Cos., Inc.	17,737
511	Unum Group	13,422
		65,647
	Materials - 3.6%
217	Airgas, Inc.	14,420
89	CF Industries Holdings, Inc.	12,216
196	Dow Chemical Co.	7,410
386	Monsanto Co.	27,914
286	Nucor Corp.	13,166
125	Potash Corp. of Saskatchewan, Inc.	7,366
		82,492
	Media - 2.1%
1,968	Comcast Corp. Class A	48,642

	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
334	Agilent Technologies, Inc. ●	14,970
404	Amgen, Inc. ●	21,594
433	Celgene Corp. ●	24,916
1,102	Daiichi Sankyo Co., Ltd.	21,272
250	Life Technologies Corp. ●	13,105
1,115	Merck & Co., Inc.	36,809
2,695	Pfizer, Inc.	54,738
69	Roche Holding AG	9,884
949	Shionogi & Co., Ltd.	16,197
675	UCB S.A.	25,616
343	Vertex Pharmaceuticals, Inc. ●	16,424
		255,525
	Retailing - 5.1%
10,986	Buck Holdings L.P. ⌂●†	25,205
384	Kohl's Corp.	20,378
1,652	Lowe's Co., Inc.	43,661
351	Nordstrom, Inc.	15,749
535	Staples, Inc.	10,384
		115,377

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Semiconductors & Semiconductor Equipment - 1.8%
226	Broadcom Corp. Class A		$8,892
780	Maxim Integrated Products, Inc.		19,976
379	Xilinx, Inc.		12,421
			41,289
	Software & Services - 9.3%
467	Accenture plc		25,671
628	Automatic Data Processing, Inc.		32,228
412	Check Point Software Technologies Ltd. ADR ●		21,048
618	eBay, Inc. ●		19,186
73	Google, Inc. ●		42,737
370	Lender Processing Services		11,917
808	Microsoft Corp.		20,493
1,972	Western Union Co.		40,962
			214,242
	Technology Hardware & Equipment - 8.3%
149	Apple, Inc. ●		51,745
2,501	Cisco Systems, Inc.		42,895
1,034	EMC Corp. ●		27,450
985	Hewlett-Packard Co.		40,347
522	Qualcomm, Inc.		28,594
			191,031
	Telecommunication Services - 1.1%
842	Vodafone Group plc ADR		24,199

	Transportation - 2.9%
257	Con-way, Inc.		10,091
131	FedEx Corp.		12,237
329	Kansas City Southern ●		17,936
354	United Parcel Service, Inc. Class B		26,324
			66,588
	Utilities - 0.5%
218	NextEra Energy, Inc.		12,005

	Total common stocks
	(cost $1,902,460)		$2,260,206

	Total long-term investments
	(cost $1,902,460)		$2,260,206

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $2,237,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $2,282)
$2,237	0.14%, 3/31/2011		$2,237
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $13,554, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $13,825)
13,554	0.14%, 3/31/2011		13,554
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $14,287,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $14,573)
14,287	0.15%, 3/31/2011		14,287
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $61, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $62)
61	0.10%, 3/31/2011		61
			30,139
	Total short-term investments
	(cost $30,139)		$30,139

	Total investments
	(cost $1,932,599) ▲	99.9%	$2,290,345
	Other assets and liabilities	0.1%	2,092
	Total net assets	100.0%	$2,292,437

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.3% of total net assets at March 31, 2011.

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $1,979,749 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$400,569
Unrealized Depreciation	(89,973)
Net Unrealized Appreciation	$310,596

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $25,205, which represents 1.10% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	10,986	Buck Holdings L.P.	$8,422

The aggregate value of these securities at March 31, 2011, was $25,205, which represents 1.10% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	BNP Paribas Securities	Buy	$16,739	$16,301	09/02/2011	$438
Japanese Yen	Citibank	Sell	19,928	20,397	10/21/2011	469
Japanese Yen	Goldman Sachs	Buy	19,650	19,132	09/02/2011	518
Japanese Yen	Goldman Sachs	Sell	20,742	21,228	10/21/2011	486
Japanese Yen	Goldman Sachs	Sell	36,389	35,994	09/02/2011	(395)
						$1,516

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,260,206	$2,122,156	$112,845	$25,205
Short-Term Investments	30,139	–	30,139	–
Total	$2,290,345	$2,122,156	$142,984	$25,205
Foreign Currency Contracts *	1,911	–	1,911	–
Total	$1,911	$–	$1,911	$–
Liabilities:
Foreign Currency Contracts *	395	–	395	–
Total	$395	$–	$395	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$24,675	$—	$530	*	$—	$—	$—	$—	$—	$25,205
Total	$24,675	$—	$530		$—	$—	$—	$—	$—	$25,205

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $530.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
11.3%
	Finance and Insurance - 11.3%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,961
4,600	3.29%, 03/15/2015 ■	4,738
5,650	3.61%, 08/15/2016 ■	5,862
	Banc of America Commercial Mortgage, Inc.
5,185	5.48%, 01/15/2049	5,136
2,595	5.66%, 06/10/2049 Δ	2,741
	Banc of America Large Loan
2,264	2.00%, 11/15/2015 ■Δ	2,142
7,726	5.33%, 12/16/2043 ■	7,670
6,370	5.65%, 06/15/2049 ■Δ	6,397
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,895
	Bear Stearns Commercial Mortgage
	Securities, Inc.
41,639	4.07%, 07/11/2042 ⌂►	529
35,341	4.12%, 11/11/2041 ⌂►	399
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,368
	Citibank Credit Card Issuance Trust
7,770	5.70%, 05/15/2013	7,820
8,955	6.30%, 06/20/2014	9,462
	Citigroup Commercial Mortgage Trust
13,735	5.70%, 12/10/2049 Δ	14,261
7,227	6.10%, 12/10/2049 Δ	7,930
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
10,180	5.32%, 12/11/2049	10,700
4,325	5.62%, 10/15/2048	4,649
9,775	5.89%, 11/15/2044	10,576
	CNH Equipment Trust
6,322	2.90%, 11/17/2014 ○	6,253
	COBALT CMBS Commercial Mortgage
	Trust
5,230	5.48%, 04/15/2047	5,394
6,500	5.53%, 04/15/2047	6,179
	Commercial Mortgage Pass-Through
	Certificates
29,267	5.30%, 09/01/2020 ■►	3,292
31,818	8.25%, 10/01/2020 ■►	1,325
	Countrywide Home Loans, Inc.
26,420	6.00%, 10/25/2037 ⌂	24,067
	Credit Suisse Mortgage Capital Certificates
12,475	5.31%, 12/15/2039	13,099
6,040	5.34%, 12/15/2039	6,161
	Credit-Based Asset Servicing and
	Securitization
2,416	0.52%, 05/25/2036 ■Δ	1,764
	Crest Clarendon Street
4,793	0.79%, 12/28/2017 ■Δ	4,602
	DBUBS Mortgage Trust
27,499	4.89%, 01/01/2021 ■►	1,812
32,933	6.65%, 02/01/2021 ■►	595
	Ford Credit Automotive Owner Trust
3,680	3.21%, 04/15/2015	3,659
1,730	5.53%, 05/15/2016 ■	1,843
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,186
	GE Business Loan Trust
7,646	1.25%, 05/15/2034 ■Δ	2,499
	GE Capital Credit Card Master Note Trust
17,050	2.21%, 06/15/2016	17,322
3,565	3.69%, 07/15/2015	3,691
	GMAC Mortgage Servicer Advance Funding
6,170	3.72%, 02/15/2023 ■	6,185
	Goldman Sachs Mortgage Securities Corp.
5,305	5.80%, 08/10/2045 Δ	5,632
	Goldman Sachs Mortgage Securities Corp. II
8,570	5.56%, 11/10/2039	9,217
45,949	6.00%, 08/10/2020 ■►	4,356
	Greenwich Capital Commercial Funding
	Corp.
10,395	5.44%, 03/10/2039 Δ	11,003
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	195
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
426,016	4.82%, 08/12/2037 ►	527
50,410	4.84%, 02/15/2021 ■►	3,651
11,480	5.34%, 05/15/2047	11,941
3,615	5.35%, 12/15/2044 Δ	3,709
9,779	5.42%, 01/15/2049	10,313
11,920	5.43%, 12/12/2043	12,762
3,090	5.44%, 06/12/2047 Δ	3,258
9,860	5.46%, 01/15/2049 Δ	9,260
5,900	5.46%, 12/12/2043	5,943
8,770	5.88%, 02/15/2051 Δ	9,389
5,855	5.93%, 02/12/2051 Δ	5,882
16,926	6.00%, 09/15/2020 ■►	1,846
336,233	7.00%, 05/12/2045 ►	4,006
15,315	10.00%, 10/15/2020 ■►	653
	LB-UBS Commercial Mortgage Trust
7,560	5.42%, 02/15/2040 Δ	8,028
6,370	5.43%, 02/15/2040	6,712
	Lehman Brothers Small Balance Commercial
3,171	5.52%, 09/25/2030 ■	2,959
1,758	5.62%, 09/25/2036 ■	1,565
	Merrill Lynch Mortgage Trust
41,003	3.96%, 10/12/2041 ⌂►	311
2,860	5.11%, 07/12/2038 Δ	2,969
11,944	5.83%, 06/12/2050 Δ	12,249
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
4,225	5.17%, 12/12/2049 Δ	4,434
7,300	5.20%, 12/12/2049	7,176
8,970	5.38%, 08/12/2048	9,294
6,435	5.48%, 03/12/2051 Δ	6,740
4,910	5.53%, 03/12/2051	4,686
	Morgan Stanley Capital I
104,229	4.39%, 09/15/2047 ■►	4,685
3,690	5.33%, 12/15/2043	3,893
6,547	5.60%, 04/12/2049 Δ	6,659
9,860	5.88%, 06/11/2049 Δ	9,815

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
11.3% - (continued)
		Finance and Insurance - 11.3% - (continued)
		Morgan Stanley Dean Witter Capital I
	$15,286	0.01%, 08/25/2032 ⌂►†	$–
		Morgan Stanley Reremic Trust
	6,400	5.80%, 08/12/2045 ■Δ	6,555
		National Credit Union Administration
	7,496	1.84%, 10/07/2020 Δ	7,527
		Nationstar Home Equity Loan Trust
	211	0.00%, 03/25/2037 ⌂●	–
		NCUA Guaranteed Notes
	5,200	2.90%, 10/29/2020	5,063
		Popular ABS Mortgage Pass-Through Trust
	2,855	4.75%, 12/25/2034	2,868
	2,573	5.42%, 04/25/2035	1,576
		RBSCF Trust
	7,205	5.51%, 04/16/2047 ■Δ	7,339
		Renaissance Home Equity Loan Trust
	3,566	5.36%, 05/25/2035	2,136
	2,677	5.58%, 11/25/2036 Δ	2,105
		Residential Funding Mortgage Securities,
		Inc.
	2,283	6.00%, 07/25/2037 ⌂	1,973
		Sovereign Commercial Mortgage Securities
	11,672	5.83%, 07/22/2030 ■Δ	12,007
		Wachovia Bank Commercial Mortgage Trust
	4,960	5.34%, 11/15/2048	4,983
	8,401	5.51%, 04/15/2047	8,691
	5,605	5.59%, 04/15/2047	5,394
		Wamu Commercial Mortgage Securities
		Trust
	19,570	6.13%, 03/23/2045 ■ΔΨ	12,804
		Wells Fargo Alternative Loan Trust
	9,840	6.25%, 11/25/2037 ⌂	8,527
			528,430
		Total asset & commercial mortgage backed
		securities
		(cost $518,300)	$528,430

CORPORATE BONDS: INVESTMENT GRADE - 27.9%
		Administrative Waste Management and Remediation -
		0.1%
		Brambles USA, Inc.
	$5,478	3.95%, 04/01/2015 ■	$5,510

		Arts, Entertainment and Recreation - 1.7%
		Comcast Corp.
	100	10.63%, 07/15/2012	112
		DirecTV Holdings LLC
	11,175	3.50%, 03/01/2016	11,199
	8,405	5.00%, 03/01/2021	8,435
	8,570	7.63%, 05/15/2016	9,448
		NBC Universal, Inc.
	3,745	3.65%, 04/30/2015 ■	3,845
	6,700	4.38%, 04/01/2021 ■	6,414
	4,665	5.15%, 04/30/2020 ■	4,808
		News America, Inc.
	10,150	6.15%, 02/15/2041 ■	10,065
		Time Warner Cable, Inc.
	6,061	8.25%, 04/01/2019	7,384
		Time Warner Entertainment Co., L.P.
	8,175	8.38%, 07/15/2033	10,000
		Time Warner, Inc.
	7,665	6.25%, 03/29/2041	7,616
			79,326
		Beverage and Tobacco Product Manufacturing - 0.5%
		Altria Group, Inc.
	7,418	10.20%, 02/06/2039	10,524
		Anheuser-Busch InBev N.V.
	8,890	7.75%, 01/15/2019	10,938
BRL	5,900	9.75%, 11/17/2015	3,713
			25,175
		Chemical Manufacturing - 0.9%
		Dow Chemical Co.
	13,580	8.55%, 05/15/2019	17,166
		Incitec Pivot Finance LLC
	16,285	6.00%, 12/10/2019 ■	17,064
		Yara International ASA
	6,770	7.88%, 06/11/2019 ■	8,188
			42,418
		Computer and Electronic Product Manufacturing - 0.0%
		Seagate Technology International
	1,259	10.00%, 05/01/2014 ■	1,467

		Construction - 0.1%
		CRH America, Inc.
	3,590	5.30%, 10/15/2013	3,817

		Electrical Equipment, Appliance Manufacturing - 0.2%
		General Electric Co.
	10,740	5.00%, 02/01/2013	11,443

		Finance and Insurance - 12.0%
		American Express Co.
	8,385	5.50%, 04/16/2013	8,993
	8,587	5.55%, 10/17/2012 ‡	9,100
		American International Group, Inc.
	2,593	3.65%, 01/15/2014	2,637
		Americo Life, Inc.
	75	7.88%, 05/01/2013 ⌂	81
		Army Hawaii Family Housing Trust Certificates
	5,370	5.52%, 06/15/2050 ■	4,625
		Asciano Finance
	3,424	5.00%, 04/07/2018 ■	3,406
		BAE Systems Holdings, Inc.
	10,204	5.20%, 08/15/2015 ■‡	10,925
		Bank of America Corp.
	11,640	5.63%, 07/01/2020	11,950
	13,910	5.75%, 12/01/2017	14,656
	6,560	7.38%, 05/15/2014 ‡	7,408
		Bank of New York Institutional Capital Trust
	200	7.78%, 12/01/2026 ■	205
		Barclays Bank plc
	8,030	6.05%, 12/04/2017 ■	8,366

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.9% - (continued)
	Finance and Insurance - 12.0% - (continued)
	BB&T Corp.
$8,825	3.20%, 03/15/2016	$8,765
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■‡	11,070
	Citigroup, Inc.
10,185	2.13%, 04/30/2012	10,378
22,747	4.59%, 12/15/2015	23,521
8,887	6.38%, 08/12/2014	9,824
3,747	8.13%, 07/15/2039	4,697
4,839	8.50%, 05/22/2019	5,971
	CNA Financial Corp.
4,492	5.75%, 08/15/2021	4,599
	Comerica, Inc.
2,534	3.00%, 09/16/2015	2,521
	Corpoacion Andina De Fomento
9,175	3.75%, 01/15/2016	9,079
530	8.13%, 06/04/2019	637
	Fifth Third Bank
7,162	3.63%, 01/25/2016	7,156
	First Union Capital I
2,584	7.94%, 01/15/2027	2,646
	General Electric Capital Corp.
6,690	2.10%, 01/07/2014	6,694
10,479	4.38%, 09/16/2020	10,183
8,785	5.63%, 05/01/2018	9,498
	Goldman Sachs Group, Inc.
20,371	3.63%, 02/07/2016	20,179
13,667	6.25%, 02/01/2041	13,610
	Guardian Life Insurance Co.
6,291	7.38%, 09/30/2039 ■	7,349
	HCP, Inc.
12,834	3.75%, 02/01/2016	12,899
	Health Care REIT, Inc.
9,607	3.63%, 03/15/2016	9,516
	HSBC Holdings plc
5,973	5.10%, 04/05/2021	6,004
	Huntington Bancshares, Inc.
943	7.00%, 12/15/2020	1,041
	Icici Bank Ltd.
3,100	5.75%, 11/16/2020 ■	3,054
	Jefferies Group, Inc.
7,713	8.50%, 07/15/2019	9,099
	JP Morgan Chase & Co.
6,375	6.00%, 01/15/2018	6,990
	JP Morgan Chase Capital II
3,880	0.80%, 02/01/2027 Δ	3,279
	JP Morgan Chase Capital XXV
4,288	6.80%, 10/01/2037	4,310
	Keycorp
5,453	5.10%, 03/24/2021	5,419
	Lloyds Banking Group plc
15,635	4.38%, 01/12/2015 ■	15,924
	Macquarie Bank Ltd.
5,920	6.63%, 04/07/2021 ■	5,908
	Massachusetts Mutual Life Insurance Co.
4,148	8.88%, 06/01/2039 ■	5,673
	Merrill Lynch & Co., Inc.
16,355	6.05%, 05/16/2016	17,286
	MetLife Global Funding I
6,515	0.56%, 03/15/2012 ■Δ	6,517
3,400	5.13%, 06/10/2014 ■	3,685
	Morgan Stanley
4,395	5.95%, 12/28/2017	4,721
38,292	6.25%, 08/28/2017	41,619
	Myriad International Holdings B.V.
3,900	6.38%, 07/28/2017 ■	4,119
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,239
	Nationwide Mutual Insurance Co.
6,425	9.38%, 08/15/2039 ■	7,813
	New York Life Global Funding
12,295	3.00%, 05/04/2015 ■	12,442
	Ohio National Financial Services, Inc.
6,672	6.38%, 04/30/2020 ■	7,036
	Prudential Financial, Inc.
5,045	6.20%, 11/15/2040	5,241
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	229
	Rabobank Netherlands
3,993	11.00%, 06/30/2019 ■♠	5,201
	Royal Bank of Scotland plc
13,300	3.95%, 09/21/2015	13,310
	Santander U.S. Debt S.A.
10,500	3.72%, 01/20/2015 ■	10,154
	State Street Corp.
7,610	4.96%, 03/15/2018	7,842
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	7,045
	Temasek Financial I Ltd.
8,850	4.30%, 10/25/2019 ■	8,974
	UBS AG Stamford CT
9,730	2.25%, 01/28/2014	9,748
	UnitedHealth Group, Inc.
5,244	4.70%, 02/15/2021	5,302
	VTB Capital S.A.
4,400	6.55%, 10/13/2020 ■	4,461
	Wells Fargo & Co.
9,264	3.68%, 06/15/2016	9,319
	Wells Fargo Bank NA
8,015	0.52%, 05/16/2016 Δ	7,645
12,775	4.75%, 02/09/2015	13,594
	ZFS Finance USA Trust I
3,193	6.50%, 05/09/2037 ■Δ	3,201
		560,588
	Food Manufacturing - 0.9%
	Kraft Foods, Inc.
18,255	4.13%, 02/09/2016	18,940
7,095	5.38%, 02/10/2020	7,490
4,699	6.13%, 02/01/2018	5,253
	Wrigley Jr., William Co.
10,070	3.70%, 06/30/2014 ■	10,300
		41,983
	Foreign Governments - 0.2%
	Banco Nacional De Desenvolvimento
4,800	5.50%, 07/12/2020 ■	4,884

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.9% - (continued)
	Foreign Governments - 0.2% - (continued)
	Brazil (Republic of)
$2,595	8.00%, 01/15/2018	$3,050
		7,934
	Health Care and Social Assistance - 0.4%
	CVS Caremark Corp.
2,742	6.30%, 06/01/2037 Δ	2,694
	CVS Corp.
9,320	8.35%, 07/10/2031 ■‡	11,136
	Quest Diagnostics, Inc.
4,733	3.20%, 04/01/2016	4,705
		18,535
	Information - 2.1%
	America Movil S.A. de C.V.
6,765	3.63%, 03/30/2015	6,961
	AT&T, Inc.
15,520	5.35%, 09/01/2040 ■	13,902
	Cellco Partnership - Verizon Wireless
	Capital LLC
7,280	8.50%, 11/15/2018	9,353
	GTE Corp.
165	8.75%, 11/01/2021	213
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,859
3,656	7.25%, 10/15/2035	3,711
	Rogers Cable, Inc.
2,920	8.75%, 05/01/2032	3,753
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,884
	Telecom Italia Capital
5,000	7.18%, 06/18/2019	5,466
214	7.72%, 06/04/2038	227
	Telefonica Emisiones SAU
11,220	3.99%, 02/16/2016	11,274
5,295	4.95%, 01/15/2015	5,587
3,755	5.13%, 04/27/2020	3,736
	Telefonica Moviles Chile
2,800	2.88%, 11/09/2015 ■	2,694
	Telemar Norte Leste S.A.
4,895	5.50%, 10/23/2020 ■	4,809
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,689
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,559
		97,677
	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
4,300	6.75%, 04/05/2021 ■	4,558

	Mining - 1.6%
	Anglo American Capital plc
5,500	2.15%, 09/27/2013 ■	5,542
16,188	9.38%, 04/08/2014 - 04/08/2019 ■‡	19,649
	Cliff's Natural Resources, Inc.
4,065	4.80%, 10/01/2020	4,013
5,355	4.88%, 04/01/2021	5,282
6,135	5.90%, 03/15/2020	6,543
	Rio Tinto Finance USA Ltd.
4,965	9.00%, 05/01/2019	6,524
	Southern Copper Corp.
4,800	5.38%, 04/16/2020	4,879
4,200	6.75%, 04/16/2040	4,222
	Teck Resources Ltd.
7,515	10.75%, 05/15/2019	9,597
	Vale Overseas Ltd.
5,605	6.88%, 11/10/2039	5,991
		72,242
	Miscellaneous Manufacturing - 0.7%
	Meccanica Holdings USA, Inc.
10,489	6.25%, 07/15/2019 - 01/15/2040 ■	9,972
	Tyco Electronics Group S.A.
5,292	4.88%, 01/15/2021	5,420
6,787	6.55%, 10/01/2017	7,767
	Tyco International Ltd.
7,791	8.50%, 01/15/2019	10,051
		33,210
	Petroleum and Coal Products Manufacturing - 3.3%
	AGL Capital Corp.
3,155	5.88%, 03/15/2041	3,148
	Canadian Natural Resources Ltd.
1,689	6.25%, 03/15/2038	1,819
6,340	6.50%, 02/15/2037 ‡	7,032
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,362
4,620	6.70%, 09/15/2019	5,433
	Ensco plc
8,180	3.25%, 03/15/2016	8,150
5,590	4.70%, 03/15/2021	5,549
	Gazprom International S.A.
3,470	7.20%, 02/01/2020 §	3,767
	KazMunayGas National Co.
3,650	11.75%, 01/23/2015 §	4,562
	Marathon Petroleum Corp.
6,255	5.13%, 03/01/2021 ■	6,305
9,410	6.50%, 03/01/2041 ■	9,508
	Nabors Industries, Inc.
3,850	5.00%, 09/15/2020	3,824
7,183	9.25%, 01/15/2019	9,054
	Noble Energy, Inc.
5,670	6.00%, 03/01/2041	5,695
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	6,224
	Petrobras International Finance Co.
4,120	3.88%, 01/27/2016	4,148
5,185	5.75%, 01/20/2020	5,349
5,140	6.88%, 01/20/2040	5,383
	Rowan Cos., Inc.
5,548	7.88%, 08/01/2019	6,581
	Sempra Energy
5,218	6.50%, 06/01/2016	5,955
9,495	9.80%, 02/15/2019	12,606
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞	11,325
	Valero Energy Corp.
9,686	9.38%, 03/15/2019	12,381

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.9% - (continued)
	Petroleum and Coal Products Manufacturing - 3.3% -
	(continued)
	Williams Partners L.P.
$4,160	4.13%, 11/15/2020	$3,960
		152,120
	Pipeline Transportation - 0.3%
	Enterprise Products Operating L.P.
3,750	5.95%, 02/01/2041	3,647
	Plains All American Pipeline L.P.
2,485	5.00%, 02/01/2021	2,493
	TransCanada Pipelines Ltd.
5,616	7.25%, 08/15/2038	6,710
		12,850
	Primary Metal Manufacturing - 0.9%
	Alcoa, Inc.
8,260	6.15%, 08/15/2020	8,728
	ArcelorMittal
2,295	3.75%, 03/01/2016	2,291
12,200	5.50%, 03/01/2021	12,022
6,240	7.00%, 10/15/2039	6,257
6,025	9.00%, 02/15/2015 ‡	7,211
3,430	9.85%, 06/01/2019	4,352
		40,861
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
10,230	5.75%, 04/01/2018	11,468

	Real Estate and Rental and Leasing - 0.1%
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	5,029

	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
9,513	8.62%, 01/02/2025	11,059
	Cencosud S.A.
4,790	5.50%, 01/20/2021 ■	4,724
	Harley-Davidson Financial Services, Inc.
4,800	3.88%, 03/15/2016 ■	4,777
		20,560
	Utilities - 1.2%
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,447
	E.CL S.A.
2,100	5.63%, 01/15/2021 ■	2,103
	LG & E & KU Energy LLC
7,190	2.13%, 11/15/2015 ■	6,837
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,710
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	6,343
	Pacific Gas & Electric Energy Recovery
	Funding LLC
6,208	8.25%, 10/15/2018	7,930
	Progress Energy, Inc.
8,405	4.40%, 01/15/2021	8,342
	PSEG Power
4,534	5.00%, 04/01/2014	4,830
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,729
		54,271
	Total corporate bonds: investment grade
	(cost $1,235,652)	$1,303,042

	CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$425	11.25%, 06/01/2017	$483
	MGM Mirage, Inc.
6,725	11.13%, 11/15/2017	7,700
	MGM Resorts International
4,342	11.38%, 03/01/2018	4,820
	Wynn Las Vegas LLC
625	7.75%, 08/15/2020	662
		13,665
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Sino-Forest Corp.
4,895	6.25%, 10/21/2017 ■	4,760

	Arts, Entertainment and Recreation - 0.8%
	Ameristar Casinos, Inc.
389	7.50%, 04/15/2021 ■☼	386
	Bresnan Broadband Holdings LLC
1,180	8.00%, 12/15/2018 ■	1,245
	Cenveo, Inc.
1,465	10.50%, 08/15/2016 ■	1,472
	Cequel Communication LLC
1,531	8.63%, 11/15/2017 ■	1,596
	Citadel Broadcasting Corp.
1,975	7.75%, 12/15/2018 ■	2,140
	Citycenter Holdings LLC
1,265	10.75%, 01/15/2017 ■	1,280
	Clubcorp Club Operations, Inc.
1,540	10.00%, 12/01/2018 ■	1,548
	Downstream Development Authority
1,296	12.00%, 10/15/2015 ■	1,367
	FireKeepers Development Authority
439	13.88%, 05/01/2015 ■	520
	First Data Corp.
3,055	10.55%, 09/24/2015	3,165
	Knight Ridder, Inc.
5,503	6.88%, 03/15/2029	3,893
	McClatchy Co.
2,814	11.50%, 02/15/2017	3,166
	NAI Entertainment Holdings LLC
813	8.25%, 12/15/2017 ■	870
	TL Acquisitions, Inc.
1,290	13.25%, 07/15/2015 ■	1,355
	Virgin Media Finance plc
5,760	9.50%, 08/15/2016	6,552
	Virgin Media, Inc.
1,400	6.50%, 11/15/2016 ۞	2,371
	XM Satellite Radio, Inc.
3,886	13.00%, 08/01/2013 ■	4,615
		37,541

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8% -
(continued)
	Chemical Manufacturing - 0.2%
	Eastman Kodak Co.
$1,995	10.63%, 03/15/2019 ■	$2,005
	Lyondell Chemical Co.
6,120	11.00%, 05/01/2018	6,870
		8,875
	Computer and Electronic Product Manufacturing - 0.1%
	Magnachip Semiconductor
1,405	10.50%, 04/15/2018	1,570
	Seagate HDD Cayman
1,420	7.75%, 12/15/2018 ■	1,470
	Sorenson Communications
2,006	10.50%, 02/01/2015 ■	1,495
	Spansion LLC
1,390	7.88%, 11/15/2017 ■	1,414
		5,949
	Construction - 0.2%
	Odebrecht Finance Ltd.
5,140	7.00%, 04/21/2020 §	5,621
	Urbi Desarrollos Urbanos
1,500	9.50%, 01/21/2020 §	1,680
		7,301
	Finance and Insurance - 1.5%
	Ally Financial, Inc.
2,010	7.50%, 09/15/2020 ■	2,143
1,665	8.30%, 02/12/2015	1,825
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,669
	CIT Group, Inc.
1,570	5.25%, 04/01/2014 ■	1,580
12,940	7.00%, 05/01/2017 ‡	12,956
	CNL Lifestyle Properties
754	7.25%, 04/15/2019 ■	748
	Discover Financial Services, Inc.
5,970	10.25%, 07/15/2019	7,680
	Ford Motor Credit Co.
6,545	6.63%, 08/15/2017	6,985
	Hub International Holdings, Inc.
368	10.25%, 06/15/2015 ■	381
	LBI Escrow Corp.
1,965	8.00%, 11/01/2017 ■	2,166
	Liberty Mutual Group, Inc.
4,230	10.75%, 06/15/2058 ■	5,499
	Penson Worldwide, Inc.
1,246	12.50%, 05/15/2017 ■	1,290
	Provident Funding Associates L.P.
1,031	10.13%, 02/15/2019 ■	1,076
2,116	10.25%, 04/15/2017 ■	2,360
	Residential Capital LLC
1,840	9.63%, 05/15/2015	1,856
	SLM Corp.
6,630	6.25%, 01/25/2016	6,912
	Springleaf Finance Corp.
10,565	6.90%, 12/15/2017	9,654
	UPCB Finance III Ltd.
1,520	6.63%, 07/01/2020 ■	1,490
	Vantage Drilling Co.
1,149	11.50%, 08/01/2015 ■	1,275
		70,545
	Food Manufacturing - 0.2%
	Blue Merger Sub, Inc.
1,510	7.63%, 02/15/2019 ■	1,531
	Smithfield Foods, Inc.
6,060	10.00%, 07/15/2014	7,135
		8,666
	Food Services - 0.2%
	Arcos Dorados S.A.
4,800	7.50%, 10/01/2019 ■	5,184
	Landry's Restaurants, Inc.
1,950	11.63%, 12/01/2015	2,101
		7,285
	Foreign Governments - 0.2%
	Colombia (Republic of)
3,800	7.38%, 03/18/2019	4,560
	El Salvador (Republic of)
2,465	7.65%, 06/15/2035 §	2,456
2,300	8.25%, 04/10/2032 §	2,496
		9,512
	Health Care and Social Assistance - 0.4%
	Aurora Diagnostics Holdings
1,402	10.75%, 01/15/2018 ■	1,444
	Biomet, Inc.
1,765	10.38%, 10/15/2017	1,940
	HCA, Inc.
2,047	7.50%, 11/15/2095	1,678
7,840	9.25%, 11/15/2016	8,438
	LifePoint Hospitals, Inc.
1,475	6.63%, 10/01/2020 ■	1,512
	Valeant Pharmaceuticals International
2,189	7.00%, 10/01/2020 ■	2,123
	Warner Chilcott, Inc.
1,701	7.75%, 09/15/2018 ■	1,782
		18,917
	Information - 1.3%
	Avaya, Inc.
464	10.13%, 11/01/2015	475
	Charter Communications Holdings II LLC
3,460	13.50%, 11/30/2016 ‡	4,143
	Clearwire Corp.
2,070	12.00%, 12/01/2015 ■	2,235
	Frontier Communications Corp.
2,550	7.88%, 04/15/2015	2,748
	GXS Worldwide, Inc.
2,460	9.75%, 06/15/2015	2,503
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016	8,876
1,750	11.50%, 02/04/2017	1,921
	Intelsat Intermediate Holdings Ltd.
2,999	9.50%, 02/01/2015	3,104
	Intelsat Jackson Holdings Ltd.
2,710	8.50%, 11/01/2019 ■	2,913
4,350	11.50%, 06/15/2016	4,665

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8% -
(continued)
	Information - 1.3% - (continued)
	Kabel Baden Wurttemberg GMBH & Co.
$608	7.50%, 03/15/2019 ■	$623
	Level 3 Financing, Inc.
6,934	10.00%, 02/01/2018	6,943
	MTS International Funding Ltd.
2,060	8.63%, 06/22/2020 ■	2,356
	PAETEC Holding Corp.
1,548	9.88%, 12/01/2018 ■	1,633
	Sprint Capital Corp.
6,290	8.75%, 03/15/2032	6,691
	Trilogy International Partners LLC
2,420	10.25%, 08/15/2016 ■	2,505
	Videotron Ltee
1,295	9.13%, 04/15/2018	1,454
	Wind Acquisition Finance S.A.
2,335	11.75%, 07/15/2017 ■	2,685
	Windstream Corp.
1,675	7.75%, 10/01/2021 ■	1,702
		60,175
	Machinery Manufacturing - 0.2%
	Case New Holland, Inc.
4,301	7.75%, 09/01/2013	4,683
2,021	7.88%, 12/01/2017 ■	2,246
		6,929
	Mining - 0.2%
	Alrosa Finance S.A.
5,100	7.75%, 11/03/2020 ■	5,467
	FMG Resources Pty Ltd.
2,234	7.00%, 11/01/2015 ■	2,318
	International Coal Group, Inc.
1,601	9.13%, 04/01/2018	1,817
		9,602
	Miscellaneous Manufacturing - 0.2%
	L-3 Communications Corp.
4,650	6.38%, 10/15/2015	4,789
	Reynolds Group Issuer, Inc.
3,389	7.13%, 04/15/2019 ■	3,474
		8,263
	Motor Vehicle & Parts Manufacturing - 0.1%
	Dana Holding Corp.
805	6.50%, 02/15/2019	801
	Ford Motor Co.
825	7.50%, 08/01/2026	829
	TRW Automotive, Inc.
983	3.50%, 12/01/2015 ۞■	1,967
		3,597
	Paper Manufacturing - 0.1%
	Domtar Corp.
1,380	10.75%, 06/01/2017	1,725
	Georgia-Pacific LLC
1,534	8.88%, 05/15/2031	1,853
	Mercer International, Inc.
1,297	9.50%, 12/01/2017 ■	1,420
	New Page Corp.
1,075	10.00%, 05/01/2012	712
		5,710
	Petroleum and Coal Products Manufacturing - 0.5%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017	3,924
	Chaparral Energy, Inc.
1,310	9.88%, 10/01/2020 ■	1,454
	Chesapeake Energy Corp.
1,628	6.88%, 08/15/2018	1,770
2,041	9.50%, 02/15/2015	2,531
	Concho Resources, Inc.
1,530	7.00%, 01/15/2021	1,610
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016	2,060
	EV Energy Partners Finance
1,055	8.00%, 04/15/2019 ■	1,074
	Headwaters, Inc.
975	7.63%, 04/01/2019 ■	975
	James River Escrow, Inc.
392	7.88%, 04/01/2019 ■	406
	Key Energy Services, Inc.
780	6.75%, 03/01/2021	793
	Plains Exploration & Production Co.
1,935	10.00%, 03/01/2016	2,182
	Regency Energy Partners L.P.
1,440	9.38%, 06/01/2016	1,638
	Sandridge Energy, Inc.
1,174	7.50%, 03/15/2021 ■	1,218
	Star Gas Partners L.P.
407	8.88%, 12/01/2017	419
	Venoco, Inc.
1,005	8.88%, 02/15/2019 ■	1,005
		23,059
	Pipeline Transportation - 0.2%
	Dynegy Holdings, Inc.
3,920	7.75%, 06/01/2019	3,043
	El Paso Corp.
4,070	7.00%, 06/15/2017	4,555
642	7.80%, 08/01/2031	712
	Energy Transfer Equity L.P.
1,282	7.50%, 10/15/2020	1,394
		9,704
	Plastics and Rubber Products Manufacturing - 0.1%
	Titan International, Inc.
2,022	7.88%, 10/01/2017 ■	2,143

	Primary Metal Manufacturing - 0.1%
	Aleris International, Inc.
1,200	7.63%, 02/15/2018 ■	1,203
	Aperam
986	7.75%, 04/01/2018 ■	1,006
	Novelis, Inc.
2,131	8.38%, 12/15/2017 ■	2,307
		4,516
	Printing and Related Support Activities - 0.0%
	Harland Clarke Holdings Corp.
1,790	6.00%, 05/15/2015 Δ	1,613

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8% -
(continued)
	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
$15,769	11.50%, 10/15/2015	$16,636
3,639	11.63%, 11/15/2015 ■	3,703
		20,339
	Rail Transportation - 0.0%
	RailAmerica, Inc.
1,025	9.25%, 07/01/2017	1,134

	Real Estate and Rental and Leasing - 0.1%
	Avis Budget Car Rental LLC
1,500	9.63%, 03/15/2018	1,657
	International Lease Finance Corp.
2,547	8.88%, 09/01/2017	2,872
	RSC Equipment Rental, Inc.
1,474	8.25%, 02/01/2021 ■	1,533
		6,062
	Retail Trade - 0.5%
	Dollar General Corp.
4,020	10.63%, 07/15/2015	4,321
	Federated Retail Holdings, Inc.
5,130	5.90%, 12/01/2016	5,515
1,205	6.38%, 03/15/2037	1,205
	Hillman Group, Inc.
933	10.88%, 06/01/2018 ■	1,035
	Ltd. Brands, Inc.
965	6.63%, 04/01/2021	987
	Sears Holdings Corp.
5,790	6.63%, 10/15/2018 ■	5,616
	Supervalu, Inc.
990	8.00%, 05/01/2016	990
	Toys R Us, Inc.
1,490	7.38%, 09/01/2016 ■	1,561
	Uncle Acquisition Corp.
1,274	8.63%, 02/15/2019 ■	1,338
		22,568
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.0%
	Yankee Candle Co.
1,094	10.25%, 02/15/2016 ■	1,102

	Textile Product Mills - 0.0%
	Interface, Inc.
1,029	7.63%, 12/01/2018 ■	1,070

	Utilities - 0.6%
	AES Corp.
1,365	9.75%, 04/15/2016	1,566
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,266
	Calpine Corp.
3,004	7.25%, 10/15/2017 ■	3,124
1,845	7.88%, 01/15/2023 ■	1,914
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,410
	Edison Mission Energy
3,430	7.00%, 05/15/2017	2,753
	Energy Future Intermediate Holding Co.
	LLC
2,267	10.00%, 12/01/2020	2,402
	NRG Energy, Inc.
4,695	8.50%, 06/15/2019	4,942
		27,377
	Water Transportation - 0.0%
	NCL Corp., Ltd.
480	11.75%, 11/15/2016	554

	Wholesale Trade - 0.0%
	Spectrum Brands, Inc.
549	12.00%, 08/28/2019	612
	U.S. Foodservice, Inc.
1,434	10.25%, 06/30/2015 ■	1,508
		2,120
	Total corporate bonds: non-investment grade
	(cost $388,662)	$410,653

MUNICIPAL BONDS - 1.5%
	General Obligations - 0.5%
	California State
$3,535	7.60%, 11/01/2040	$3,865
	Illinois (State of)
13,005	4.96%, 03/01/2016	12,975
	Oregon School Boards Association, Taxable
	Pension
7,325	4.76%, 06/30/2028	6,557
		23,397
	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, System Fac Rev
2,270	5.79%, 11/01/2041	2,354
	New York State Dormitory Auth Rev Non St
9,030	5.00%, 10/01/2041	9,129
		11,483
	Miscellaneous - 0.1%
	Colorado Bridge Enterprise Rev Build
	America Bond
4,000	6.08%, 12/01/2040	4,139

	Tax Allocation - 0.1%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	232
	Regional Transportation Dist
5,225	5.84%, 11/01/2050	5,223
		5,455
	Transportation - 0.2%
	Connecticut State Special Tax Obligation
	Rev
7,005	5.46%, 11/01/2030	6,876

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
10,565	6.64%, 04/01/2057	10,037

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
MUNICIPAL BONDS - 1.5% - (continued)
	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities
	Commission
$8,520	6.00%, 11/01/2040	$8,333
	Total municipal bonds
	(cost $70,948)	$69,720
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 0.7%
	Air Transportation - 0.0%
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
$1,758	4.25%, 11/29/2013 ±⌂	$1,582

	Finance and Insurance - 0.1%
	BNY Convergex Group LLC, 2nd Lien Eze
	Borrower Term Loan
217	8.75%, 12/17/2017 ±	222
	BNY Convergex Group LLC, 2nd Lien Top
	Borrower Term Loan
518	8.75%, 12/17/2017 ±	531
	Nuveen Investments, Inc., Second Lien Term
	Loan
3,495	12.50%, 07/31/2015 ±	3,742
		4,495
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien
	Term Loan
5,631	6.51%, 06/29/2015 ±	5,349

	Mining - 0.2%
	Alpha Natural Resources, Inc.
8,780	5.25%, 01/28/2012 ◊☼	8,780

	Motor Vehicle & Parts Manufacturing - 0.2%
	General Motors Co.
8,480	2.75%, 10/27/2015 ◊☼	7,687

	Plastics and Rubber Products Manufacturing - 0.0%
	Styron Corp.
920	6.00%, 07/04/2017 ±	925

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
4,380	11.50%, 12/31/2015 ±⌂	4,380
	Total senior floating rate interests: non-

	investment grade
	(cost $33,419)	$33,198

U.S. GOVERNMENT AGENCIES - 27.2%
	Federal Home Loan Mortgage Corporation - 4.6%
$52,592	4.00%, 08/01/2025 - 06/15/2039	$52,477
77,347	5.00%, 10/25/2020 ►	1,950
23,977	5.50%, 08/25/2020 ►	2,190
17,191	5.50%, 10/01/2018 - 05/01/2037	18,429
114,730	6.00%, 04/01/2017 - 05/01/2038	125,151
9,581	6.50%, 07/01/2031 - 08/01/2038	10,734
6	7.50%, 09/01/2029 - 11/01/2031	7
		210,938
	Federal National Mortgage Association - 8.8%
60,787	4.00%, 06/01/2025 - 10/01/2025	62,602
51,233	4.50%, 09/01/2024 - 08/01/2040	53,183
136,519	5.00%, 02/01/2018 - 04/25/2038	144,212
110,418	5.50%, 12/01/2013 - 05/01/2038	119,040
25,590	6.00%, 07/01/2012 - 02/01/2037	28,042
76	6.50%, 11/01/2014 - 07/01/2032	86
2,042	7.00%, 02/01/2016 - 10/01/2037	2,337
625	7.50%, 11/01/2015 - 05/01/2032	726
2	8.00%, 04/01/2032	2
		410,230
	Government National Mortgage Association - 13.8%
58,900	4.00%, 10/20/2040	58,995
417,364	4.50%, 05/15/2040 - 10/20/2040	430,657
126,294	5.00%, 06/15/2039 - 09/20/2040	134,306
14,949	5.50%, 03/15/2033 - 10/20/2034	16,279
9,766	6.50%, 06/15/2028 - 09/15/2032	11,056
27	7.00%, 06/20/2030 - 08/15/2031	31
4	8.50%, 11/15/2024	5
		651,329
	Total U.S. government agencies
	(cost $1,253,874)	$1,272,497

U.S. GOVERNMENT SECURITIES - 18.2%
	U.S. Treasury Securities - 18.2%
	U.S. Treasury Bonds - 4.9%
$46,425	4.25%, 11/15/2040 Ø	$44,401
134,284	4.75%, 02/15/2041	139,572
41,369	5.38%, 02/15/2031	47,309
		231,282
	U.S. Treasury Notes - 13.3%
242,764	0.38%, 09/30/2012 - 10/31/2012	242,028
37,485	0.63%, 01/31/2013 - 02/28/2013	37,408
110,694	1.38%, 11/30/2015	107,192
48,509	2.13%, 12/31/2015 - 02/29/2016	48,453
161,095	2.50%, 04/30/2015	165,487
19,374	3.63%, 02/15/2021	19,649
		620,217
		851,499
	Total U.S. government securities
	(cost $855,773)	$851,499

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Foreign Currency Option Contract - 0.1%
	CHF/MXN
51,932	Expiration: 01/05/2012 Ø	$1,315
51,932	Expiration: 03/15/2012 Ø	2,131

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CALL OPTIONS PURCHASED – 0.1% - (continued)
	Foreign Currency Option Contract - 0.1% - (continued)
	EUR/USD Binary
4,677	Expiration: 11/24/2011 Øβ	$99
49,460	Expiration: 04/07/2011	8
		3,553
	Total call options purchased
	(cost $4,848)	$3,553

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Foreign Currency Option Contract - 0.1%
	EUR/JPY/USD/MXP Worst of Many
100,904	Expiration: 05/24/2011 æ	$27
	JPY/MXN
55,572	Expiration: 03/26/2012 Θ	3,413
		3,440
	Interest Rate Option Contract - 0.0%
	Europe Senior Financials
66,608	Expiration: 06/16/2011, Exercise Rate:
	1.70% Ø	529
66,608	Expiration: 06/16/2011, Exercise Rate:
	1.80% Ø	438
		967
	Total put options purchased
	(cost $4,598)	$4,407

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.0%
	Telecommunication Services - 0.0%
–	XO Holdings, Inc. ●	$–
	Total common stocks
	(cost $–)	$–
PREFERRED STOCKS - 0.2%
	Automobiles & Components - 0.1%
9	Dana Holding Corp., 4.00% ۞■	$1,379
76	General Motors Co., 4.75% ۞	3,668
		5,047
	Banks - 0.1%
330	Federal Home Loan Mortgage Corp., 8.38%	560
2	US Bancorp, 7.19%	1,890
		2,450
	Total preferred stocks
	(cost $15,083)	$7,497
	Total long-term investments
	(cost $4,381,157)	$4,484,496

SHORT-TERM INVESTMENTS - 3.4%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
388	Market Fund		$388
	Repurchase Agreements - 3.0%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $52,056,
	collateralized by U.S. Treasury Bond
	6.63% - 6.75%, 2026 - 2027, U.S.
	Treasury Note 1.88% - 5.13%, 2016 -
	2017, value of $53,097)
$52,056	0.08%, 3/31/2011		52,056
	Deutsche Bank Securities Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $1,004, collateralized by
	U.S. Treasury Note 0.63%, 2013, value of
	$1,024)
1,004	0.08%, 3/31/2011		1,004
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2011 in the amount of $28,538,
	collateralized by U.S. Treasury Note
	0.63% - 4.00%, 2012, value of $29,108)
28,537	0.10%, 3/31/2011		28,537
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in
	the amount of $59,629, collateralized by
	U.S. Treasury Note 1.38%, 2013, value of
	$60,821)
59,629	0.13%, 3/31/2011		59,629
			141,226
	U.S. Treasury Bills – 0.4%
16,690	0.02%, 4/28/2011 □○╦Θ		16,689
	Total short-term investments
	(cost $158,303)		$158,303
	Total investments
	(cost $4,539,460) ▲	99.4%	$4,642,799
	Other assets and liabilities	0.6%	30,225
	Total net assets	100.0%	$4,673,024

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.3% of total net assets at March 31, 2011.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $4,540,007 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$159,188
Unrealized Depreciation	(56,396)
Net Unrealized Appreciation	$102,792

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $195, which rounds to zero percent of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At March 31, 2011, the aggregate value of these securities was $598,053, which represents 12.80% of total net assets.

§
 These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2011, the aggregate value of these securities amounted to $22,848, which represents 0.49% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

♠	Perpetual maturity security. Maturity date shown is the first call date.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

۞	Convertible security.

►
Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at March 31, 2011. ○ The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at March 31, 2011 was $16,913.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2011.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL ─ Brazilian Real

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	2,785	Short	06/21/2011	$331,502	$331,117	$(385)
EURO Bond Future	889	Long	06/08/2011	152,799	152,789	10
U.S. 2 Year Note Future	1,571	Long	06/30/2011	342,674	342,632	42
U.S. 5 Year Note Future	1,578	Short	06/30/2011	184,293	185,265	972
U.S. Treasury Bond Future	100	Long	06/21/2011	12,019	12,058	(39)
						$600

*	The number of contracts does not omit 000's.

Θ	At March 31, 2011, these securities were designated to cover written call options in the table below:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Credit Default Swaption
CDX.NA.HY.15	Interest Rate	1.05%	04/21/2011	46,850,000	$57	$94	$37
Credit Default Swaption
CDX.NA.IG.15	Interest Rate	0.70%	05/19/2011	87,210,000	21	79	58
MXN/JPY	Foreign Currency	$6.05	03/26/2012	55,572,137	2,135	2,520	385
					$2,213	$2,693	$480

*	The number of contracts does not omit 000's.

æ
This security has exercise limitations. It can only be exercised on expiration date provided that the Japanese Yen to Euro exchange rate is greater than 108.75, the U.S. Dollar to Euro exchange rate is greater than 1.3119, and the Mexican Peso to Euro exchange rate is greater than 16.3578. If all three conditions are met, the currency transaction which results in the smallest gain may be executed as a result of exercising the option contract. If these conditions are not met, the option cannot be exercised.

β
This security has limitations. If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ø	Securities valued at $5,142 collateralized the written put options in the table below. At March 31, 2011, the maximum delivery obligation of the written put options is $125,413.

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Credit Default Swaption
CDX.NA.IG.15	Interest Rate	0.70%	04/21/2011	87,210,000	$4	$64	$60
Europe Senior Financials	Interest Rate	2.00%	06/16/2011	133,216,179	593	763	170
Europe Senior Financials	Interest Rate	2.10%	06/16/2011	133,216,179	486	816	330
MXN/CHF	Foreign Currency	14.10 (MXN/CHF)	01/05/2012	51,932,499	1,766	2,045	279
MXN/CHF	Foreign Currency	14.49 (MXN/CHF)	03/15/2012	51,932,499	1,860	2,141	281
USD/EUR Binary Ҹ	Foreign Currency	1.60 (USD/EUR)	11/24/2011	4,676,738	433	418	(15)
					$5,142	$6,247	$1,105

*	The number of contracts does not omit 000's

Ҹ
This security has limitations. If the U.S. Dollar to Euro exchange rate is greater than or equal to 1.60 on expiration date, the Fund will be required to pay the counterparty the equivalent of par on the number of contracts traded.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	$74
10/2004	$41,639	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	467
12/2004	$35,341	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	350
08/2007	$26,420	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	25,941
11/2010 - 02/2011	$4,380	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	4,326
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
01/2011	$1,758	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.25%, 11/29/2013	1,562
11/2004	$41,003	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	291
10/2005 - 08/2006	$15,286	Morgan Stanley Dean Witter Capital I, 0.01%, 08/25/2032 - Reg D	322
04/2007	$211	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	211
06/2009	$2,283	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,677
03/2008	$9,840	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	7,975

The aggregate value of these securities at March 31, 2011, was $42,044, which represents 0.90% of total net assets.

IDA – Industrial Development Authority Bond

Foreign Currency Contracts Outstanding at March 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Citigroup Global Markets	Sell	$49,713	$49,800	04/26/2011	$87
Euro	Wells Fargo	Sell	49,568	49,464	04/29/2011	(104)
Mexican New Peso	Morgan Stanley	Buy	49,449	48,813	04/15/2011	636
Mexican New Peso	Morgan Stanley	Sell	49,449	49,357	04/15/2011	(92)
Republic of Korea Won	Goldman Sachs	Buy	24,064	23,500	06/30/2011	564
Republic of Korea Won	Goldman Sachs	Sell	24,064	23,188	06/30/2011	(876)
Swiss Franc	JP Morgan Securities	Sell	24,550	23,500	06/30/2011	(1,050)
Swiss Franc	Morgan Stanley	Buy	24,550	24,300	06/30/2011	250
Swiss Franc	Wells Fargo	Buy	47,999	48,230	04/15/2011	(231)
Swiss Franc	Wells Fargo	Sell	47,999	48,813	04/15/2011	814
						$(2)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Interest Rate Swap Contracts Outstanding at March 31, 2011

		Payments					Unrealized
		received by	Notional	Expiration		Market	Appreciation/
Counterparty	Payments made by Fund	Fund	Amount	Date	Cost	Value ╪	(Depreciation)
Barclay Investments	2.09% Fixed	3 Month Libor	$303,000	02/15/15	$–	$(1,277)	$(1,277)
Barclay Investments	3 Month Libor	2.53% Fixed	246,500	02/15/16	–	1,436	1,436
JP Morgan Securities	2.91% Fixed	3 Month Libor	303,000	02/15/15	–	(1,311)	(1,311)
JP Morgan Securities	3 Month Libor	2.53% Fixed	246,500	02/15/16	–	1,428	1,428
							$276

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Total Return Swap Contracts Outstanding at March 31, 2011

			Payments				Unrealized
		Notional	received (paid)	Expiration		Market	Appreciation/
Counterparty	Reference Entity	Amount	by Fund	Date	Cost	Value ╪	(Depreciation)
JP Morgan Securities	USD/JPY Exchange Rate	$140	(13.25%) Strike	04/21/11	$–	$243	$243	*

*
At the maturity date, a net cash flow is exchanged and the payoff amount is equivalent to the difference between the realized volatility calculated based on the JPY/USD spot foreign exchange rate and the strike percentage multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility is greater than strike percentage and would pay the payoff when the volatility is less than the strike percentage. As a payer of the realized price volatility, the Fund would pay the payoff amount when the realized price volatility is greater than the strike percentage and would receive the payoff amount when the volatility is less than the strike percentage.

Distribution by Credit Quality
as of March 31, 2011
Percentage of
Credit Rating *	Net Assets
Aaa / AAA	4.7%
Aa / AA	3.5
A	11.7
Baa / BBB	19.2
Ba / BB	4.1
B	3.6
Caa / CCC or Lower	2.8
Unrated	0.6
U.S. Government Securities	45.8
Cash	3.4
Other Assets & Liabilities	0.6
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)
Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$528,430	$–	$487,017	$41,413
Call Options Purchased	3,553	–	3,553	–
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	1,303,042	–	1,282,669	20,373
Corporate Bonds: Non-Investment Grade	410,653	–	409,519	1,134
Municipal Bonds	69,720	–	69,720	–
Preferred Stocks	7,497	4,228	3,269	–
Put Options Purchased	4,407	438	3,969	–
Senior Floating Rate Interests: Non-Investment Grade	33,198	–	33,198	–
U.S. Government Agencies	1,272,497	–	1,272,497	–
U.S. Government Securities	851,499	159,221	692,278	–
Short-Term Investments	158,303	388	157,915	–
Total	$4,642,799	$164,275	$4,415,604	$62,920
Foreign Currency Contracts *	2,351	–	2,351	–
Futures *	1,024	1,024	–	–
Interest Rate Swaps *	2,864	–	2,864	–
Total Return Swaps *	243	–	243	–
Written Options *	1,600	367	1,233	–
Total	$8,082	$1,391	$6,691	$–
Liabilities:
Foreign Currency Contracts *	2,353	–	2,353	–
Futures *	424	424	–	–
Interest Rate Swaps *	2,588	–	2,588	–
Written Options *	15	–	15	–
Total	$5,380	$424	$4,956	$–

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$32,960	$12,331	$(7,891	)†	$(7)	$14,680	$(19,014)	$8,354	$—	$41,413
Corporate Bonds	11,035	—	40	‡	(16)	10,448	—	—	—	21,507
Total	$43,995	$12,331	$(7,851)		$(23)	$25,128	$(19,014)	$8,354	$—	$62,920

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $426.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $40.

Hartford Value HLS Fund
Schedule of Investments
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.4%
113	General Motors Co. ●	$3,496

	Banks - 6.8%
299	PNC Financial Services Group, Inc.	18,862
337	US Bancorp	8,910
1,038	Wells Fargo & Co.	32,910
		60,682
	Capital Goods - 11.0%
89	3M Co.	8,325
117	Boeing Co.	8,679
1,031	General Electric Co.	20,673
176	Illinois Tool Works, Inc.	9,439
305	Ingersoll-Rand plc	14,713
55	Lockheed Martin Corp.	4,441
172	PACCAR, Inc.	8,981
387	Textron, Inc.	10,589
288	Tyco International Ltd.	12,910
		98,750
	Commercial & Professional Services - 0.9%
219	Waste Management, Inc.	8,192

	Consumer Durables & Apparel - 2.6%
333	Mattel, Inc.	8,292
201	Stanley Black & Decker, Inc.	15,411
		23,703
	Diversified Financials - 10.9%
165	Ameriprise Financial, Inc.	10,098
1,055	Bank of America Corp.	14,063
311	Bank of New York Mellon Corp.	9,290
51	BlackRock, Inc.	10,249
204	Credit Suisse Group ADR	8,680
89	Goldman Sachs Group, Inc.	14,125
667	JP Morgan Chase & Co.	30,738
230	Solar Cayman Ltd. ⌂●†	112
		97,355
	Energy - 14.2%
92	Apache Corp.	12,097
165	Baker Hughes, Inc.	12,125
270	Chevron Corp.	28,981
111	ConocoPhillips Holding Co.	8,889
61	EOG Resources, Inc.	7,250
156	Exxon Mobil Corp.	13,118
239	Marathon Oil Corp.	12,733
197	Occidental Petroleum Corp.	20,589
62	Royal Dutch Shell plc ADR	4,504
166	Southwestern Energy Co. ●	7,121
		127,407
	Food & Staples Retailing - 1.9%
261	CVS/Caremark Corp.	8,942
307	Sysco Corp.	8,508
		17,450
	Food, Beverage & Tobacco - 4.9%
186	General Mills, Inc.	6,815
230	Kraft Foods, Inc.	7,224
191	Molson Coors Brewing Co.	8,957
147	PepsiCo, Inc.	9,439
169	Philip Morris International, Inc.	11,060
		43,495
	Health Care Equipment & Services - 5.3%
154	Baxter International, Inc.	8,289
213	Covidien plc	11,081
313	HCA Holdings, Inc. ●	10,590
269	UnitedHealth Group, Inc.	12,167
96	Zimmer Holdings, Inc. ●	5,808
		47,935
	Insurance - 6.5%
266	ACE Ltd.	17,186
176	Chubb Corp.	10,765
401	Marsh & McLennan Cos., Inc.	11,954
244	Principal Financial Group, Inc.	7,850
420	Unum Group	11,026
		58,781
	Materials - 6.2%
51	CF Industries Holdings, Inc.	6,946
294	Dow Chemical Co.	11,109
170	E.I. DuPont de Nemours & Co.	9,359
124	Mosaic Co.	9,767
62	Nucor Corp.	2,874
617	Rexam plc	3,599
65	Rexam plc ADR	1,905
572	Steel Dynamics, Inc.	10,730
		56,289
	Media - 3.0%
405	CBS Corp. Class B	10,145
680	Comcast Corp. Class A	16,804
		26,949
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
119	Abbott Laboratories	5,816
160	Amgen, Inc. ●	8,551
132	Johnson & Johnson	7,810
266	Merck & Co., Inc.	8,778
879	Pfizer, Inc.	17,860
226	Teva Pharmaceutical Industries Ltd. ADR	11,324
		60,139
	Retailing - 4.5%
3,040	Buck Holdings L.P. ⌂●†	6,975
273	Home Depot, Inc.	10,100
148	Kohl's Corp.	7,836
109	Nordstrom, Inc.	4,892
308	Staples, Inc.	5,982
84	Target Corp.	4,186
		39,971
	Semiconductors & Semiconductor Equipment - 4.5%
252	Analog Devices, Inc.	9,915
556	Intel Corp.	11,222
295	Maxim Integrated Products, Inc.	7,560
362	Xilinx, Inc.	11,876
		40,573
	Software & Services - 1.2%
413	Microsoft Corp.	10,475

	Technology Hardware & Equipment - 2.2%
466	Cisco Systems, Inc.	7,985

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Technology Hardware & Equipment - 2.2% - (continued)
188	Hewlett-Packard Co.		$7,721
483	Nokia Corp.		4,108
			19,814
	Telecommunication Services - 2.9%
843	AT&T, Inc.		25,804

	Utilities - 2.9%
197	Edison International		7,221
116	Entergy Corp.		7,790
57	NextEra Energy, Inc.		3,134
240	Northeast Utilities		8,305
			26,450
	Total common stocks
	(cost $751,318)		$893,710

	Total long-term investments
	(cost $751,318)		$893,710

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $313,
	collateralized by FNMA 3.24% - 5.87%,
	2018 - 2040, value of $320)
$313	0.14%, 3/31/2011		$313
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $1,899, collateralized by FHLB
	0.16%, 2011, FHLMC 3.20%, 2020, value
	of $1,937)
1,899	0.14%, 3/31/2011		1,899
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2011 in the amount of $2,002,
	collateralized by FHLMC 4.00%, 2031,
	FNMA 5.00% - 6.50%, 2037 - 2039, value
	of $2,042)
2,002	0.15%, 3/31/2011		2,002
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 04/01/2011 in the
	amount of $9, collateralized by U.S.
	Treasury Note 1.38%, 2012, value of $9)
9	0.10%, 3/31/2011		9
			4,223

	Total short-term investments
	(cost $4,223)		$4,223

	Total investments
	(cost $755,541) ▲	100.0%	$897,933
	Other assets and liabilities	–%	377
	Total net assets	100.0%	$898,310

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.7% of total net assets at March 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2011, the cost of securities for federal income tax purposes was $763,767 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$162,410
Unrealized Depreciation	(28,244)
Net Unrealized Appreciation	$134,166

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at March 31, 2011, was $7,087, which represents 0.79% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$2,334
03/2007	230	Solar Cayman Ltd. - 144A	171

The aggregate value of these securities at March 31, 2011, was $7,087, which represents 0.79% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$893,710	$883,024	$3,599	$7,087
Short-Term Investments	4,223	–	4,223	–
Total	$897,933	$883,024	$7,822	$7,087

♦	For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2011
Assets:
Common Stocks	$6,920	$—	$167	*	$—	$—	$—	$—	$—	$7,087
Total	$6,920	$—	$167		$—	$—	$—	$—	$—	$7,087

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at March 31, 2011 was $167.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 20, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: May 20, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer